UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 333-283849

E*TRADE Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)	The Report to shareholders is attached herewith.

TABLE OF CONTENTS

E*TRADE No Fee International Index Fund ETISX

E*TRADE No Fee Large Cap Index Fund ETLGX

E*TRADE No Fee Municipal Bond Index Fund ETMUX

E*TRADE No Fee Total Market Index Fund ETTOX

E*TRADE No Fee U.S. Bond Index Fund ETBOX

E*TRADE Trust – E*TRADE No Fee International Index Fund: ETISX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee International Index Fund for the period of April 11, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee International Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

How did the Fund perform last year and what affected its performance?

Key contributors to and detractors from performance, relative to the Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index:

  Fund vs. Benchmark: The Fund delivered a strong absolute return of 23.20% for the period, trailing the benchmark return of 24.25% by 1.05%.

  The largest detractors from relative performance were the portfolio’s cash position during a strong equity market, fair valuation (the Fund’s net asset value adjustment due to the timing difference between U.S. and international markets’ trading hours), and security selection effects in industrials.

  All 11 sectors had positive absolute returns over the period with financials the largest contributor, driven by strong performance from HSBC Holdings Plc, Banco Santander, S.A. and Royal Bank of Canada.

  Industrials was the next largest contributor, led by Siemens Aktiengesellschaft, followed by information technology, led by ASML Holding NV.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee International Index Fund	Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index
4/11/25	$10,000	$10,000
4/30/25	$10,830	$10,869
5/31/25	$11,310	$11,375
6/30/25	$11,590	$11,644
7/31/25	$11,350	$11,525
8/31/25	$11,920	$12,047
9/30/25	$12,220	$12,302
10/31/25	$12,320	$12,425

Average Annual Total Returns (%)

AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee International Index Fund	23.20%
Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index	24.25%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/etradenofeeindexfunds.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$34,209,250
# of Portfolio Holdings	984
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan 21.8%
United Kingdom 12.7%
Canada 11.4%
France 8.4%
Germany 7.8%
Switzerland 7.0%
Australia 6.3%
Netherlands 3.9%
Sweden 2.9%
Spain 2.9%
Other 14.9%

Value	Value
Other	14.9%
Spain	2.9%
Sweden	2.9%
Netherlands	3.9%
Australia	6.3%
Switzerland	7.0%
Germany	7.8%
France	8.4%
Canada	11.4%
United Kingdom	12.7%
Japan	21.8%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	1.8%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.1%
Novartis AG	1.0%
Roche Holding AG	1.0%
Shell PLC	1.0%
Toyota Motor Corp.	0.9%
Siemens AG	0.9%
Total	11.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETISX -TSR-AR

E*TRADE Trust – E*TRADE No Fee Large Cap Index Fund: ETLGX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Large Cap Index Fund for the period of April 11, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Large Cap Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

How did the Fund perform last year and what affected its performance?

Key contributors to and detractors from performance, relative to the Solactive GBS United States 500 Index:

  Fund vs. Benchmark: The Fund returned 28.60%, closely tracking the benchmark return of 28.43%.

  Ten of 11 sectors had positive returns over the period with real estate the only detractor.

  Information technology contributed the most to portfolio performance, led by strong performance from NVIDIA Corporation, Apple Inc. and Microsoft Corporation.

  Communication services was the second-largest contributor to portfolio return, with positive effects from Alphabet Inc. and Meta Platforms Inc.

  The Fund’s inception timing benefited performance, as the Fund’s portfolio was invested near U.S. market lows in early April then the market strongly recovered over the remainder of the period.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee Large Cap Index Fund	Solactive GBS United States 500 Index
4/11/25	$10,000	$10,000
4/30/25	$10,400	$10,406
5/31/25	$11,070	$11,071
6/30/25	$11,630	$11,636
7/31/25	$11,880	$11,891
8/31/25	$12,110	$12,111
9/30/25	$12,560	$12,551
10/31/25	$12,860	$12,843

Average Annual Total Returns (%)

AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee Large Cap Index Fund	28.60%
Solactive GBS United States 500 Index	28.43%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/etradenofeeindexfunds.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$61,895,553
# of Portfolio Holdings	506
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 35.7%
Financials 12.5%
Consumer Discretionary 10.5%
Communication Services 10.5%
Health Care 9.0%
Industrials 8.1%
Consumer Staples 4.5%
Energy 2.8%
Utilities 2.3%
Materials 1.8%
Real Estate 1.7%
Short-Term Investments 0.6%

Value	Value
Short-Term Investments	0.6%
Real Estate	1.7%
Materials	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.5%
Industrials	8.1%
Health Care	9.0%
Communication Services	10.5%
Consumer Discretionary	10.5%
Financials	12.5%
Information Technology	35.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Apple, Inc.	6.6%
Microsoft Corp.	6.4%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.4%
Eli Lilly & Co.	1.2%
Total	40.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETLGX -TSR-AR

E*TRADE Trust – E*TRADE No Fee Municipal Bond Index Fund: ETMUX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Municipal Bond Index Fund for the period of April 11, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Municipal Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate (1-17 Years) Index:

↑ A modest overweight to AA-rated securities contributed to relative performance, supported by strong security selection to state and local general obligation debt.

↑ A modest overweight positioning in longer-maturity bonds, relative to the Index, contributed positively to returns.

↓ A modest underweight to lower coupon structures detracted from relative results, as 3% and 4% coupons outperformed 5% coupons.

↓ An underweight to California municipalities detracted from relative performance.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee Municipal Bond Index Fund	Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index
4/11/25	$10,000	$10,000
4/30/25	$10,202	$10,165
5/31/25	$10,239	$10,224
6/30/25	$10,336	$10,305
7/31/25	$10,331	$10,320
8/31/25	$10,410	$10,411
9/30/25	$10,621	$10,595
10/31/25	$10,740	$10,713

Average Annual Total Returns (%)

AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee Municipal Bond Index Fund	7.40%
Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index	7.13%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/etradenofeeindexfunds.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$21,526,341
# of Portfolio Holdings	103
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
39.0%
Special Tax Revenue
13.9%
Education
10.8%
Lease Revenue/Certificates of Participation
9.7%
Transportation
5.8%
Electric Utilities
5.7%
Other[1]
15.1%

Value	Value
OtherFootnote Reference1	15.1%
Electric Utilities	5.7%
Transportation	5.8%
Lease Revenue/Certificates of Participation	9.7%
Education	10.8%
Special Tax Revenue	13.9%
General Obligations	39.0%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

New York City	3.2%
New York City Transitional Finance Authority	3.0%
New York State Dormitory Authority	2.9%
Illinois Finance Authority	2.8%
County of Hamblen	2.4%
Prosper Independent School District	2.2%
Ohio Higher Educational Facility Commission	2.2%
Empire State Development Corp.	2.1%
Grant County Public Utility District No. 2 Electric Revenue	2.1%
State of Minnesota	2.0%
Total	24.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETMUX -TSR-AR

E*TRADE Trust – E*TRADE No Fee Total Market Index Fund: ETTOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Total Market Index Fund for the period of April 11, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Total Market Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

How did the Fund perform last year and what affected its performance?

Key contributors to and detractors from performance, relative to the Solactive United States 3000 Index:

  Fund vs. Benchmark: The Fund delivered a strong absolute return of 28.40% for the period, closely tracking the benchmark return of 28.15%.

  Ten of 11 sectors had positive returns over the period with consumer staples the only detractor.

  Information technology contributed the most to portfolio performance, led by strong performance from NVIDIA Corporation, Apple Inc. and Microsoft Corporation.

  Communication services was the second-largest contributor to portfolio return, with positive effects from Alphabet Inc. and Meta Platforms Inc.

  The Fund’s inception timing benefited performance, as the Fund’s portfolio was invested near U.S. market lows in early April then the market strongly recovered over the remainder of the period.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee Total Market Index Fund	Solactive United States 3000 Index
4/11/25	$10,000	$10,000
4/30/25	$10,410	$10,418
5/31/25	$11,060	$11,072
6/30/25	$11,620	$11,626
7/31/25	$11,870	$11,878
8/31/25	$12,140	$12,134
9/30/25	$12,560	$12,546
10/31/25	$12,840	$12,815

Average Annual Total Returns (%)

AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee Total Market Index Fund	28.40%
Solactive United States 3000 Index	28.15%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/etradenofeeindexfunds.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$46,909,262
# of Portfolio Holdings	2,119
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 33.7%
Financials 12.6%
Consumer Discretionary 10.5%
Communication Services 9.8%
Health Care 9.5%
Industrials 9.5%
Consumer Staples 4.5%
Energy 2.9%
Utilities 2.3%
Real Estate 2.3%
Materials 2.0%
Short-Term Investments 0.4%

Value	Value
Short-Term Investments	0.4%
Materials	2.0%
Real Estate	2.3%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.5%
Industrials	9.5%
Health Care	9.5%
Communication Services	9.8%
Consumer Discretionary	10.5%
Financials	12.6%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.3%
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	2.0%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.1%
Total	36.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETTOX -TSR-AR

E*TRADE Trust – E*TRADE No Fee U.S. Bond Index Fund: ETBOX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee U.S. Bond Index Fund for the period of April 11, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee U.S. Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Government/Credit Bond Index:

↑ Modest overweight positioning and yield curve exposure in U.S. Treasury bonds, particularly in shorter and 20- to 25-year maturities, contributed positively to relative performance.

↑ Corporate bond exposure, especially in select intermediate- and longer-dated maturities, added to excess returns through sector allocation and security selection.

↑ From a credit-quality standpoint, strong security selection within A-rated bonds, along with positive contributions from AAA-rated and AA-rated issuers, contributed to relative performance.

↓ An underweight to government-related securities detracted from relative performance.

↓ Cash drag modestly detracted, as risk assets outpaced short-term instruments over the period.

↓ BBB-rated bonds were a modest detractor, partially offsetting the benefits of the Fund’s higher-quality allocations.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee U.S. Bond Index Fund	Bloomberg U.S. Government/Credit Bond Index
4/11/25	$10,000	$10,000
4/30/25	$10,211	$10,213
5/31/25	$10,156	$10,145
6/30/25	$10,303	$10,294
7/31/25	$10,281	$10,271
8/31/25	$10,388	$10,379
9/30/25	$10,495	$10,490
10/31/25	$10,552	$10,548

Average Annual Total Returns (%)

AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee U.S. Bond Index Fund	5.52%
Bloomberg U.S. Government/Credit Bond Index	5.48%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/etradenofeeindexfunds.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$20,583,248
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
U.S. Agency Securities	3.0%
Corporate Bonds	28.3%
U.S. Treasury Securities	68.4%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	68.4%
Federal National Mortgage Association	2.2%
American Electric Power Co., Inc.	1.3%
Equinix, Inc.	1.1%
Amgen, Inc.	1.0%
Lowe's Cos., Inc.	1.0%
Intel Corp.	0.9%
Bank of America Corp.	0.9%
Citigroup, Inc.	0.8%
AT&T, Inc.	0.8%
Total	78.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ETBOX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal year ended October 31, 2025 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during the period.

2025	Registrant		Covered Entities(1)
Audit Fees	$242,500		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—

Total	$242,500			$—

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

E*TRADE Trust

Annual Financial Statements and Additional Information | October 31, 2025

Ticker symbols
E*TRADE No Fee Large Cap Index Fund	ETLGX
E*TRADE No Fee Total Market Index Fund	ETTOX
E*TRADE No Fee International Index Fund	ETISX
E*TRADE No Fee Municipal Bond Index Fund	ETMUX
E*TRADE No Fee U.S. Bond Index Fund	ETBOX

2025 Annual Report

October 31, 2025

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the E*Trade Trust (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1-(800)-869-6397 . Please read the prospectus carefully before you invest or send money.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by a Trust will decline and, therefore, the value of a Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2025 Annual Report

October 31, 2025

Portfolio of Investments

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Common Stocks (98.6%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc. (a)	77	$56,382
Boeing Co. (a)	751	150,966
General Dynamics Corp.	232	80,017
General Electric Co.	1,110	342,934
HEICO Corp.	43	13,664
HEICO Corp., Class A	87	21,553
Howmet Aerospace, Inc.	411	84,645
L3Harris Technologies, Inc.	196	56,664
Lockheed Martin Corp.	244	120,019
Northrop Grumman Corp.	152	88,684
RTX Corp.	1,381	246,508
TransDigm Group, Inc.	58	75,894
		1,337,930
Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	150	18,285
FedEx Corp.	218	55,333
United Parcel Service, Inc., Class B	773	74,532
		148,150
Automobile Components (0.0%)‡
Aptiv PLC (a)	228	18,491
Automobiles (2.3%)
Ford Motor Co.	4,241	55,684
General Motors Co.	985	68,054
Tesla, Inc. (a)	2,899	1,323,567
		1,447,305
Banks (3.4%)
Bank of America Corp.	6,697	357,955
Citigroup, Inc.	1,878	190,110
Citizens Financial Group, Inc.	374	19,025
Fifth Third Bancorp	798	33,213
First Citizens BancShares, Inc., Class A	10	18,248
Huntington Bancshares, Inc.	1,516	23,407
JPMorgan Chase & Co.	2,860	889,803
M&T Bank Corp.	166	30,522
PNC Financial Services Group, Inc.	401	73,203
Regions Financial Corp.	1,039	25,144
Truist Financial Corp.	1,283	57,260
U.S. Bancorp	1,527	71,280
Wells Fargo & Co.	3,319	288,654
		2,077,824
Beverages (1.0%)
Brown-Forman Corp., Class A	50	1,356
Brown-Forman Corp., Class B	339	9,231
Coca-Cola Co.	4,016	276,702
Constellation Brands, Inc., Class A	176	23,123
Keurig Dr. Pepper, Inc.	1,493	40,550
Monster Beverage Corp. (a)	688	45,979
PepsiCo, Inc.	1,416	206,864
		603,805
	Shares	Value
Biotechnology (1.6%)
AbbVie, Inc.	1,833	$399,667
Alnylam Pharmaceuticals, Inc. (a)	131	59,741
Amgen, Inc.	541	161,451
Biogen, Inc. (a)	135	20,827
Gilead Sciences, Inc.	1,276	152,852
Incyte Corp. (a)	169	15,798
Natera, Inc. (a)	124	24,667
Regeneron Pharmaceuticals, Inc.	109	71,046
Vertex Pharmaceuticals, Inc. (a)	266	113,202
		1,019,251
Broadline Retail (4.2%)
Amazon.com, Inc. (a)	9,828	2,400,194
Coupang, Inc. (Korea, Republic of) (a)	1,161	37,117
eBay, Inc.	474	38,541
MercadoLibre, Inc. (a)	49	114,036
		2,589,888
Building Products (0.4%)
Builders FirstSource, Inc. (a)	112	13,011
Carlisle Cos., Inc.	37	12,027
Carrier Global Corp.	794	47,235
Johnson Controls International PLC	677	77,442
Lennox International, Inc.	34	17,170
Trane Technologies PLC	220	98,703
		265,588
Capital Markets (3.4%)
Ameriprise Financial, Inc.	99	44,824
ARES Management Corp., Class A	229	34,055
Bank of New York Mellon Corp.	766	82,674
Blackrock, Inc.	159	172,167
Blackstone, Inc.	753	110,420
Blue Owl Capital, Inc.	735	11,591
Carlyle Group, Inc.	248	13,223
Cboe Global Markets, Inc.	106	26,038
Charles Schwab Corp.	1,771	167,395
CME Group, Inc.	373	99,028
Coinbase Global, Inc., Class A (a)	214	73,569
FactSet Research Systems, Inc.	33	8,804
Goldman Sachs Group, Inc.	320	252,598
Interactive Brokers Group, Inc., Class A	451	31,732
Intercontinental Exchange, Inc.	600	87,774
KKR & Co., Inc.	688	81,411
LPL Financial Holdings, Inc.	81	30,562
Moody's Corp.	164	78,769
Morgan Stanley (See Note E)	1,274	208,936
MSCI, Inc.	81	47,673
Nasdaq, Inc.	420	35,906
Northern Trust Corp.	213	27,407
Raymond James Financial, Inc.	174	27,609
Robinhood Markets, Inc., Class A (a)	773	113,461
S&P Global, Inc.	320	155,907
State Street Corp.	322	37,243

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Capital Markets (cont'd)
T. Rowe Price Group, Inc.	243	$24,915
TPG, Inc.	156	8,586
Tradeweb Markets, Inc., Class A	139	14,649
		2,108,926
Chemicals (0.9%)
Air Products & Chemicals, Inc.	220	53,370
CF Industries Holdings, Inc.	150	12,494
Corteva, Inc.	711	43,684
Dow, Inc.	745	17,768
DuPont de Nemours, Inc.	436	35,599
Ecolab, Inc.	284	72,818
International Flavors & Fragrances, Inc.	188	11,838
Linde PLC	485	202,876
LyondellBasell Industries NV, Class A	284	13,183
PPG Industries, Inc.	245	23,949
Sherwin-Williams Co.	237	81,751
Solstice Advanced Materials, Inc. (a)	164	7,391
		576,721
Commercial Services & Supplies (0.4%)
Cintas Corp.	375	68,726
Copart, Inc. (a)	874	37,591
Republic Services, Inc.	187	38,941
Rollins, Inc.	342	19,703
Veralto Corp.	248	24,473
Waste Management, Inc.	411	82,105
		271,539
Communications Equipment (0.9%)
Arista Networks, Inc. (a)	1,079	170,147
Cisco Systems, Inc.	4,105	300,117
Motorola Solutions, Inc.	173	70,361
Ubiquiti, Inc.	3	2,361
		542,986
Construction & Engineering (0.2%)
EMCOR Group, Inc.	51	34,465
Quanta Services, Inc.	160	71,861
		106,326
Construction Materials (0.3%)
CRH PLC	740	88,134
Martin Marietta Materials, Inc.	66	40,465
Vulcan Materials Co.	145	41,977
		170,576
Consumer Finance (0.7%)
American Express Co.	583	210,306
Capital One Financial Corp.	658	144,753
SoFi Technologies, Inc. (a)	1,065	31,609
Synchrony Financial	419	31,165
		417,833
Consumer Staples Distribution & Retail (1.7%)
Costco Wholesale Corp.	461	420,178
Dollar General Corp.	230	22,692
	Shares	Value
Dollar Tree, Inc. (a)	220	$21,806
Kroger Co.	640	40,723
Sysco Corp.	524	38,923
Target Corp.	475	44,042
Walmart, Inc.	4,493	454,602
		1,042,966
Containers & Packaging (0.2%)
Amcor PLC	1,917	15,144
Avery Dennison Corp.	109	19,063
Ball Corp.	298	14,006
International Paper Co.	517	19,977
Packaging Corp. of America	73	14,291
Smurfit WestRock PLC	509	18,792
		101,273
Distributors (0.0%)‡
Genuine Parts Co.	122	15,532
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	7,623	188,669
Verizon Communications, Inc.	4,397	174,737
		363,406
Electric Utilities (1.5%)
Alliant Energy Corp.	244	16,304
American Electric Power Co., Inc.	553	66,504
Constellation Energy Corp.	331	124,787
Duke Energy Corp.	793	98,570
Edison International	367	20,324
Entergy Corp.	450	43,240
Evergy, Inc.	216	16,591
Eversource Energy	349	25,760
Exelon Corp.	993	45,797
FirstEnergy Corp.	550	25,206
NextEra Energy, Inc.	2,160	175,824
NRG Energy, Inc.	210	36,091
PG&E Corp.	2,332	37,219
PPL Corp.	895	32,685
Southern Co.	1,164	109,463
Xcel Energy, Inc.	618	50,163
		924,528
Electrical Equipment (0.9%)
AMETEK, Inc.	238	48,102
Eaton Corp. PLC	392	149,572
Emerson Electric Co.	582	81,230
GE Vernova, Inc.	279	163,254
Hubbell, Inc.	54	25,380
Rockwell Automation, Inc.	112	41,256
Vertiv Holdings Co., Class A	362	69,815
		578,609
Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	1,252	174,454
CDW Corp.	129	20,559
Corning, Inc.	827	73,669
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Electronic Equipment, Instruments & Components (cont'd)
Flex Ltd. (a)	350	$21,882
Jabil, Inc.	107	23,635
Keysight Technologies, Inc. (a)	162	29,640
TE Connectivity PLC	322	79,537
Teledyne Technologies, Inc. (a)	51	26,868
Trimble, Inc. (a)	228	18,183
Zebra Technologies Corp., Class A (a)	50	13,462
		481,889
Energy Equipment & Services (0.2%)
Baker Hughes Co.	1,112	53,832
Halliburton Co.	958	25,713
SLB Ltd.	1,507	54,342
		133,887
Entertainment (1.7%)
Electronic Arts, Inc.	245	49,015
Live Nation Entertainment, Inc. (a)	173	25,869
Netflix, Inc. (a)	434	485,585
ROBLOX Corp., Class A (a)	593	67,436
Spotify Technology SA (Sweden) (a)	162	106,162
Take-Two Interactive Software, Inc. (a)	177	45,377
TKO Group Holdings, Inc.	73	13,753
Walt Disney Co.	1,882	211,951
Warner Bros Discovery, Inc. (a)	2,376	53,341
Warner Music Group Corp., Class A	196	6,264
		1,064,753
Financial Services (3.3%)
Affirm Holdings, Inc. (a)	243	17,467
Apollo Global Management, Inc.	432	53,702
Berkshire Hathaway, Inc., Class B (a)	1,383	660,438
Block, Inc. (a)	589	44,729
Corpay, Inc. (a)	70	18,224
Fidelity National Information Services, Inc.	532	33,260
Fiserv, Inc. (a)	578	38,547
Global Payments, Inc.	221	17,185
Mastercard, Inc., Class A	835	460,912
PayPal Holdings, Inc. (a)	1,008	69,824
Rocket Cos., Inc., Class A	286	4,765
Toast, Inc., Class A (a)	474	17,130
Visa, Inc., Class A	1,772	603,791
		2,039,974
Food Products (0.4%)
Archer-Daniels-Midland Co.	447	27,057
General Mills, Inc.	524	24,424
Hershey Co.	144	24,427
Hormel Foods Corp.	235	5,074
Kellanova	277	23,007
Kraft Heinz Co.	1,044	25,818
McCormick & Co., Inc.	306	19,633
Mondelez International, Inc., Class A	1,275	73,261
Tyson Foods, Inc., Class A	256	13,161
		235,862
	Shares	Value
Gas Utilities (0.1%)
Atmos Energy Corp.	173	$29,708
Ground Transportation (0.8%)
CSX Corp.	1,998	71,968
JB Hunt Transport Services, Inc.	92	15,535
Norfolk Southern Corp.	231	65,461
Old Dominion Freight Line, Inc.	178	24,995
Uber Technologies, Inc. (a)	2,079	200,623
Union Pacific Corp.	644	141,918
		520,500
Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	1,804	223,011
Align Technology, Inc. (a)	89	12,271
Baxter International, Inc.	505	9,327
Becton Dickinson & Co.	291	52,005
Boston Scientific Corp. (a)	1,539	155,008
Cooper Cos., Inc. (a)	184	12,863
Dexcom, Inc. (a)	428	24,918
Edwards Lifesciences Corp. (a)	573	47,244
GE HealthCare Technologies, Inc.	492	36,875
Hologic, Inc. (a)	217	16,039
IDEXX Laboratories, Inc. (a)	83	52,249
Insulet Corp. (a)	68	21,285
Intuitive Surgical, Inc. (a)	367	196,081
Medtronic PLC	1,358	123,171
ResMed, Inc.	149	36,785
STERIS PLC	93	21,920
Stryker Corp.	356	126,821
Zimmer Biomet Holdings, Inc.	219	22,023
		1,189,896
Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	261	49,791
Cencora, Inc.	188	63,508
Centene Corp. (a)	493	17,438
Cigna Group	271	66,235
CVS Health Corp.	1,316	102,845
Elevance Health, Inc.	230	72,956
HCA Healthcare, Inc.	174	79,984
Humana, Inc.	127	35,330
Labcorp Holdings, Inc.	92	23,364
McKesson Corp.	131	106,286
Molina Healthcare, Inc. (a)	76	11,633
Quest Diagnostics, Inc.	125	21,994
UnitedHealth Group, Inc.	938	320,383
		971,747
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. REIT	188	10,945
Healthpeak Properties, Inc. REIT	738	13,247
Ventas, Inc. REIT	488	36,010
Welltower, Inc. REIT	690	124,918
		185,120

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A (a)	160	$46,592
Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A (a)	408	51,628
Booking Holdings, Inc.	33	167,565
Carnival Corp. (a)	1,059	30,531
Chipotle Mexican Grill, Inc. (a)	1,378	43,669
Darden Restaurants, Inc.	147	26,482
DoorDash, Inc., Class A (a)	350	89,030
DraftKings, Inc., Class A (a)	461	14,102
Expedia Group, Inc.	115	25,300
Flutter Entertainment PLC (a)	178	41,401
Hilton Worldwide Holdings, Inc.	241	61,927
Las Vegas Sands Corp.	326	19,348
Marriott International, Inc., Class A	253	65,927
McDonald's Corp.	744	222,032
Royal Caribbean Cruises Ltd.	261	74,863
Starbucks Corp.	1,174	94,941
Viking Holdings Ltd. (a)	154	9,371
Yum! Brands, Inc.	301	41,601
		1,079,718
Household Durables (0.3%)
DR Horton, Inc.	263	39,208
Garmin Ltd.	163	34,872
Lennar Corp., Class A	220	27,229
Lennar Corp., Class B	48	5,666
NVR, Inc. (a)	3	21,633
PulteGroup, Inc.	212	25,413
		154,021
Household Products (0.8%)
Church & Dwight Co., Inc.	260	22,799
Clorox Co.	112	12,596
Colgate-Palmolive Co.	883	68,035
Kimberly-Clark Corp.	327	39,145
Procter & Gamble Co.	2,472	371,715
		514,290
Independent Power & Renewable Electricity Producers (0.1%)
Vistra Corp.	337	63,457
Industrial Conglomerates (0.4%)
3M Co.	552	91,908
Honeywell International, Inc.	721	145,159
		237,067
Industrial REITs (0.2%)
Prologis, Inc. REIT	961	119,251
Information Technology Services (1.3%)
Accenture PLC, Class A	700	175,070
Amdocs Ltd.	148	12,470
Cloudflare, Inc., Class A (a)	306	77,510
Cognizant Technology Solutions Corp., Class A	506	36,877
CoreWeave, Inc., Class A (a)	180	24,068
Gartner, Inc. (a)	85	21,109
	Shares	Value
GoDaddy, Inc., Class A (a)	124	$16,508
International Business Machines Corp.	961	295,421
MongoDB, Inc. (a)	84	30,225
Okta, Inc. (a)	169	15,469
Snowflake, Inc., Class A (a)	329	90,435
VeriSign, Inc.	81	19,424
		814,586
Insurance (1.6%)
Aflac, Inc.	505	54,131
Allstate Corp.	277	53,051
American International Group, Inc.	557	43,981
Aon PLC, Class A	175	59,619
Arch Capital Group Ltd.	413	35,646
Arthur J Gallagher & Co.	259	64,618
Brown & Brown, Inc.	304	24,241
Chubb Ltd.	384	106,345
Cincinnati Financial Corp.	166	25,662
Erie Indemnity Co., Class A	20	5,853
Everest Group Ltd.	57	17,928
Hartford Insurance Group, Inc.	297	36,881
Loews Corp.	187	18,618
Markel Group, Inc. (a)	11	21,720
Marsh & McLennan Cos., Inc.	521	92,816
MetLife, Inc.	632	50,446
Principal Financial Group, Inc.	211	17,732
Progressive Corp.	619	127,514
Prudential Financial, Inc.	381	39,624
Ryan Specialty Holdings, Inc.	85	4,658
Travelers Cos., Inc.	242	65,006
W.R. Berkley Corp.	209	14,910
Willis Towers Watson PLC	100	31,310
		1,012,310
Interactive Media & Services (7.6%)
Alphabet, Inc., Class A	6,011	1,690,233
Alphabet, Inc., Class C	5,273	1,486,037
Meta Platforms, Inc., Class A	2,245	1,455,546
Pinterest, Inc., Class A (a)	594	19,661
Reddit, Inc., Class A (a)	122	25,492
Snap, Inc., Class A (a)	1,084	8,455
		4,685,424
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	287	42,005
Danaher Corp.	652	140,428
Illumina, Inc. (a)	170	21,002
IQVIA Holdings, Inc. (a)	198	42,859
Mettler-Toledo International, Inc. (a)	24	33,991
Thermo Fisher Scientific, Inc.	388	220,147
Waters Corp. (a)	53	18,529
West Pharmaceutical Services, Inc.	70	19,745
		538,706

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Machinery (1.5%)
Caterpillar, Inc.	489	$282,280
Cummins, Inc.	147	64,339
Deere & Co.	264	121,870
Dover Corp.	132	23,953
Fortive Corp.	356	17,921
IDEX Corp.	92	15,774
Illinois Tool Works, Inc.	309	75,371
Ingersoll Rand, Inc.	396	30,227
Otis Worldwide Corp.	375	34,785
PACCAR, Inc.	557	54,809
Parker-Hannifin Corp.	126	97,377
Symbotic, Inc. (a)	84	6,800
Westinghouse Air Brake Technologies Corp.	192	39,253
Xylem, Inc.	224	33,790
		898,549
Media (0.3%)
Charter Communications, Inc., Class A (a)	101	23,618
Comcast Corp., Class A	3,813	106,135
Fox Corp., Class A	243	15,710
Fox Corp., Class B	131	7,652
Omnicom Group, Inc.	229	17,179
Trade Desk, Inc., Class A (a)	446	22,425
		192,719
Metals & Mining (0.5%)
Anglogold Ashanti PLC (South Africa)	529	35,972
Freeport-McMoRan, Inc.	1,498	62,467
Newmont Corp.	1,121	90,767
Nucor Corp.	221	33,161
Reliance, Inc.	59	16,663
Southern Copper Corp. (Peru)	119	16,515
Steel Dynamics, Inc.	151	23,677
		279,222
Multi-Utilities (0.6%)
Ameren Corp.	224	22,852
CenterPoint Energy, Inc.	650	24,856
CMS Energy Corp.	350	25,742
Consolidated Edison, Inc.	361	35,165
Dominion Energy, Inc.	957	56,166
DTE Energy Co.	194	26,295
NiSource, Inc.	589	24,803
Public Service Enterprise Group, Inc.	534	43,019
Sempra	703	64,634
WEC Energy Group, Inc.	301	33,631
		357,163
Oil, Gas & Consumable Fuels (2.6%)
Cheniere Energy, Inc.	245	51,940
Chevron Corp.	1,963	309,604
ConocoPhillips	1,326	117,828
Coterra Energy, Inc.	620	14,669
Devon Energy Corp.	714	23,198
Diamondback Energy, Inc.	197	28,209
	Shares	Value
EOG Resources, Inc.	544	$57,577
EQT Corp.	576	30,862
Expand Energy Corp.	198	20,455
Exxon Mobil Corp.	4,492	513,705
Kinder Morgan, Inc.	1,865	48,844
Marathon Petroleum Corp.	293	57,109
Occidental Petroleum Corp.	766	31,559
ONEOK, Inc.	629	42,143
Phillips 66	406	55,273
Targa Resources Corp.	224	34,505
Texas Pacific Land Corp.	20	18,868
Valero Energy Corp.	341	57,820
Venture Global, Inc., Class A	539	4,619
Williams Cos., Inc.	1,216	70,370
		1,589,157
Passenger Airlines (0.1%)
Delta Air Lines, Inc.	683	39,190
Southwest Airlines Co.	580	17,574
United Airlines Holdings, Inc. (a)	342	32,162
		88,926
Personal Care Products (0.1%)
Estee Lauder Cos., Inc., Class A	224	21,659
Kenvue, Inc.	2,039	29,300
		50,959
Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	2,082	95,918
Eli Lilly & Co.	878	757,591
Johnson & Johnson	2,529	477,652
Merck & Co., Inc.	2,565	220,539
Pfizer, Inc.	5,908	145,632
Royalty Pharma PLC, Class A	393	14,753
Zoetis, Inc.	497	71,613
		1,783,698
Professional Services (0.5%)
Automatic Data Processing, Inc.	438	114,011
Booz Allen Hamilton Holding Corp.	120	10,459
Broadridge Financial Solutions, Inc.	110	24,244
Equifax, Inc.	118	24,910
Jacobs Solutions, Inc.	102	15,893
Leidos Holdings, Inc.	118	22,476
Paychex, Inc.	339	39,673
SS&C Technologies Holdings, Inc.	253	21,485
TransUnion	208	16,885
Verisk Analytics, Inc.	133	29,095
		319,131
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A (a)	309	47,101
CoStar Group, Inc. (a)	403	27,730
		74,831

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Residential REITs (0.2%)
AvalonBay Communities, Inc. REIT	146	$25,393
Equity Residential REIT	325	19,318
Essex Property Trust, Inc. REIT	66	16,617
Invitation Homes, Inc. REIT	515	14,497
Mid-America Apartment Communities, Inc. REIT	104	13,336
Sun Communities, Inc. REIT	117	14,812
		103,973
Retail REITs (0.2%)
Realty Income Corp. REIT	967	56,066
Simon Property Group, Inc. REIT	330	58,001
		114,067
Semiconductors & Semiconductor Equipment (14.3%)
Advanced Micro Devices, Inc. (a)	1,672	428,233
Analog Devices, Inc.	505	118,236
Applied Materials, Inc.	857	199,767
Broadcom, Inc.	4,782	1,767,571
Entegris, Inc.	176	16,116
First Solar, Inc. (a)	104	27,762
Global Foundries, Inc. (a)	161	5,732
Intel Corp. (a)	4,471	178,795
KLA Corp.	138	166,806
Lam Research Corp.	1,341	211,154
Marvell Technology, Inc.	885	82,960
Microchip Technology, Inc.	533	33,270
Micron Technology, Inc.	1,168	261,363
Monolithic Power Systems, Inc.	45	45,225
NVIDIA Corp.	24,342	4,929,011
ON Semiconductor Corp. (a)	430	21,534
QUALCOMM, Inc.	1,077	194,829
Teradyne, Inc.	154	27,991
Texas Instruments, Inc.	937	151,288
		8,867,643
Software (11.0%)
Adobe, Inc. (a)	440	149,736
AppLovin Corp., Class A (a)	261	166,343
Atlassian Corp., Class A (a)	158	26,768
Autodesk, Inc. (a)	229	69,007
Bentley Systems, Inc., Class B	120	6,100
Cadence Design Systems, Inc. (a)	282	95,510
Circle Internet Group, Inc. (a)	117	14,857
Crowdstrike Holdings, Inc., Class A (a)	255	138,467
Datadog, Inc., Class A (a)	328	53,402
Fair Isaac Corp. (a)	25	41,488
Fortinet, Inc. (a)	615	53,154
HubSpot, Inc. (a)	54	26,564
Intuit, Inc.	283	188,917
Microsoft Corp.	7,609	3,940,016
Oracle Corp.	1,695	445,124
Palantir Technologies, Inc., Class A (a)	2,190	439,029
Palo Alto Networks, Inc. (a)	683	150,424
PTC, Inc. (a)	112	22,236
Roper Technologies, Inc.	106	47,292
	Shares	Value
Salesforce, Inc.	965	$251,296
Samsara, Inc., Class A (a)	283	11,368
ServiceNow, Inc. (a)	213	195,807
Strategy, Inc., Class A (a)	276	74,385
Synopsys, Inc. (a)	195	88,495
Tyler Technologies, Inc. (a)	41	19,527
Workday, Inc., Class A (a)	228	54,702
Zoom Communications, Inc. (a)	269	23,465
Zscaler, Inc. (a)	100	33,114
		6,826,593
Specialized REITs (0.7%)
American Tower Corp. REIT	477	85,374
Crown Castle, Inc. REIT	428	38,614
Digital Realty Trust, Inc. REIT	355	60,496
Equinix, Inc. REIT	101	85,447
Extra Space Storage, Inc. REIT	228	30,447
Iron Mountain, Inc. REIT	290	29,856
Public Storage REIT	163	45,405
SBA Communications Corp. REIT	103	19,722
VICI Properties, Inc. REIT	1,163	34,878
Weyerhaeuser Co. REIT	949	21,827
		452,066
Specialty Retail (1.6%)
AutoZone, Inc. (a)	17	62,465
Best Buy Co., Inc.	217	17,824
Carvana Co. (a)	123	37,704
Home Depot, Inc.	1,030	390,978
Lowe's Cos., Inc.	580	138,115
O'Reilly Automotive, Inc. (a)	918	86,696
Ross Stores, Inc.	307	48,788
TJX Cos., Inc.	1,139	159,620
Tractor Supply Co.	519	28,083
Ulta Beauty, Inc. (a)	45	23,395
Williams-Sonoma, Inc.	131	25,459
		1,019,127
Tech Hardware, Storage & Peripherals (7.1%)
Apple, Inc.	15,094	4,080,965
Dell Technologies, Inc., Class C	304	49,251
Hewlett Packard Enterprise Co.	1,257	30,696
HP, Inc.	960	26,563
NetApp, Inc.	200	23,556
Pure Storage, Inc., Class A (a)	320	31,584
Seagate Technology Holdings PLC	199	50,920
Super Micro Computer, Inc. (a)	518	26,915
Western Digital Corp.	376	56,479
		4,376,929
Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc. (Finland) (a)	149	4,653
Deckers Outdoor Corp. (a)	182	14,833
Lululemon Athletica, Inc. (a)	103	17,566
NIKE, Inc., Class B	1,205	77,831
		114,883

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Tobacco (0.5%)
Altria Group, Inc.	1,723	$97,143
Philip Morris International, Inc.	1,618	233,526
		330,669
Trading Companies & Distributors (0.3%)
Fastenal Co.	1,183	48,680
Ferguson Enterprises, Inc.	189	46,967
United Rentals, Inc.	64	55,756
Watsco, Inc.	34	12,512
WW Grainger, Inc.	44	43,076
		206,991
Water Utilities (0.0%)‡
American Water Works Co., Inc.	211	27,099
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	508	106,705
Total Common Stocks (Cost $54,947,729)		61,029,311
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.95% (See Note E) (Cost $365,754)	365,754	365,754
Total Investments (99.2%) (Cost $55,313,483) (b)		61,395,065
Other Assets in Excess of Liabilities (0.8%)		500,488
Net Assets (100.0%)		$61,895,553

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  At October 31, 2025, the aggregate cost for federal income tax purposes is $55,595,758. The aggregate gross unrealized appreciation is $7,227,601 and the aggregate gross unrealized depreciation is $1,428,336, resulting in net unrealized appreciation of $5,799,265.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	59.8%
Semiconductors & Semiconductor Equipment	14.4
Software	11.1
Interactive Media & Services	7.6
Tech Hardware, Storage & Peripherals	7.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Common Stocks (99.4%)
Aerospace & Defense (2.3%)
AAR Corp. (a)	27	$2,274
AeroVironment, Inc. (a)	25	9,248
Archer Aviation, Inc., Class A (a)	357	4,006
Astronics Corp. (a)	63	3,098
ATI, Inc. (a)	92	9,105
Axon Enterprise, Inc. (a)	53	38,808
Boeing Co. (a)	519	104,329
BWX Technologies, Inc.	65	13,885
Cadre Holdings, Inc.	11	467
Carpenter Technology Corp.	33	10,425
Curtiss-Wright Corp.	27	16,085
Ducommun, Inc. (a)	7	642
Eve Holding, Inc. (a)	651	2,838
General Dynamics Corp.	148	51,045
General Electric Co.	753	232,639
HEICO Corp.	29	9,215
HEICO Corp., Class A	71	17,589
Hexcel Corp.	58	4,141
Howmet Aerospace, Inc.	278	57,254
Huntington Ingalls Industries, Inc.	22	7,085
Karman Holdings, Inc. (a)	62	5,223
Kratos Defense & Security Solutions, Inc. (a)	121	10,963
L3Harris Technologies, Inc.	131	37,872
Leonardo DRS, Inc.	47	1,718
Loar Holdings, Inc. (a)	23	1,820
Lockheed Martin Corp.	167	82,144
Mercury Systems, Inc. (a)	40	3,096
Moog, Inc., Class A	12	2,458
National Presto Industries, Inc.	4	428
Northrop Grumman Corp.	105	61,262
Park Aerospace Corp.	130	2,491
Rocket Lab Corp. (a)	311	19,587
RTX Corp.	956	170,646
Spirit AeroSystems Holdings, Inc., Class A (a)	76	2,788
StandardAero, Inc. (a)	77	2,225
Textron, Inc.	106	8,566
TransDigm Group, Inc.	38	49,723
V2X, Inc. (a)	7	400
VSE Corp.	17	3,072
Woodward, Inc.	43	11,271
		1,071,931
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	99	15,245
Expeditors International of Washington, Inc.	101	12,312
FedEx Corp.	149	37,819
GXO Logistics, Inc. (a)	98	5,509
Hub Group, Inc., Class A	50	1,841
United Parcel Service, Inc., Class B	540	52,067
		124,793
	Shares	Value
Automobile Components (0.1%)
Adient PLC (a)	94	$2,180
Aptiv PLC (a)	174	14,111
Autoliv, Inc. (Sweden)	70	8,176
BorgWarner, Inc.	241	10,353
Dana, Inc.	117	2,375
Dorman Products, Inc. (a)	14	1,878
Fox Factory Holding Corp. (a)	17	376
Garrett Motion, Inc. (Switzerland)	39	661
Gentex Corp.	165	3,869
Gentherm, Inc. (a)	15	552
Goodyear Tire & Rubber Co. (a)	169	1,164
LCI Industries	5	518
Lear Corp.	27	2,826
Modine Manufacturing Co. (a)	30	4,596
Patrick Industries, Inc.	19	1,983
Phinia, Inc.	37	1,921
QuantumScape Corp. (a)	422	7,782
Standard Motor Products, Inc.	46	1,708
Visteon Corp.	18	1,929
XPEL, Inc. (a)	13	443
		69,401
Automobiles (2.2%)
Ford Motor Co.	2,877	37,775
General Motors Co.	701	48,432
Harley-Davidson, Inc.	77	2,077
Lucid Group, Inc. (a)	62	1,101
Rivian Automotive, Inc., Class A (a)	681	9,241
Tesla, Inc. (a)	2,015	919,968
Thor Industries, Inc.	36	3,757
Winnebago Industries, Inc.	11	415
		1,022,766
Banks (3.7%)
1st Source Corp.	6	357
Amalgamated Financial Corp.	13	354
Amerant Bancorp, Inc.	19	319
Ameris Bancorp	32	2,292
Arrow Financial Corp.	59	1,646
Associated Banc-Corp.	18	446
Atlantic Union Bankshares Corp.	55	1,789
Axos Financial, Inc. (a)	36	2,807
Banc of California, Inc.	119	2,019
BancFirst Corp.	15	1,633
Bancorp, Inc. (a)	30	1,961
Bank First Corp.	4	488
Bank of America Corp.	4,639	247,955
Bank of Hawaii Corp.	5	325
Bank of Marin Bancorp	84	2,163
Bank of NT Butterfield & Son Ltd. (Bermuda)	44	2,035
Bank OZK	68	3,059
BankUnited, Inc.	109	4,369
Banner Corp.	6	362

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Beacon Financial Corp.	166	$4,040
Blue Foundry Bancorp (a)	193	1,590
BOK Financial Corp.	41	4,288
Burke & Herbert Financial Services Corp.	7	412
Business First Bancshares, Inc.	16	392
Byline Bancorp, Inc.	87	2,326
Cadence Bank	76	2,868
Camden National Corp.	50	1,908
Capital Bancorp, Inc.	59	1,640
Capital City Bank Group, Inc.	10	389
Capitol Federal Financial, Inc.	309	1,866
Cathay General Bancorp	10	455
Central Pacific Financial Corp.	15	428
Citigroup, Inc.	1,322	133,826
Citizens Financial Group, Inc.	322	16,380
City Holding Co.	3	354
CNB Financial Corp.	67	1,648
Coastal Financial Corp. (a)	4	426
Columbia Banking System, Inc.	224	6,003
Columbia Financial, Inc. (a)	175	2,581
Comerica, Inc.	74	5,661
Commerce Bancshares, Inc.	101	5,316
Community Trust Bancorp, Inc.	7	358
ConnectOne Bancorp, Inc.	17	409
Cullen/Frost Bankers, Inc.	48	5,911
Customers Bancorp, Inc. (a)	8	537
CVB Financial Corp.	92	1,690
Dime Community Bancshares, Inc.	14	368
East West Bancorp, Inc.	90	9,144
Eastern Bankshares, Inc.	136	2,384
Enterprise Financial Services Corp.	7	367
Equity Bancshares, Inc., Class A	10	405
Esquire Financial Holdings, Inc.	33	3,095
Farmers & Merchants Bancorp, Inc.	117	2,796
FB Financial Corp.	8	432
Fifth Third Bancorp	426	17,730
First BanCorp (Puerto Rico)	89	1,735
First Bancorp/Southern Pines NC	38	1,845
First Busey Corp.	18	402
First Citizens BancShares, Inc., Class A	8	14,599
First Commonwealth Financial Corp.	25	382
First Community Bankshares, Inc.	82	2,652
First Financial Bancorp	204	4,776
First Financial Bankshares, Inc.	82	2,533
First Financial Corp.	8	427
First Hawaiian, Inc.	82	2,011
First Horizon Corp.	386	8,245
First Interstate BancSystem, Inc., Class A	62	1,938
First Merchants Corp.	10	355
First Mid Bancshares, Inc.	11	393
Five Star Bancorp	14	497
Flagstar Bank NA	246	2,809
	Shares	Value
FNB Corp.	141	$2,217
Fulton Financial Corp.	23	400
German American Bancorp, Inc.	48	1,850
Glacier Bancorp, Inc.	64	2,614
Great Southern Bancorp, Inc.	7	390
Hancock Whitney Corp.	8	457
Hanmi Financial Corp.	80	2,112
HarborOne Bancorp, Inc.	258	3,122
HBT Financial, Inc.	17	415
Heritage Commerce Corp.	376	3,910
Heritage Financial Corp.	17	377
Hilltop Holdings, Inc.	58	1,873
Home BancShares, Inc.	83	2,217
HomeTrust Bancshares, Inc.	11	432
Hope Bancorp, Inc.	178	1,867
Horizon Bancorp, Inc.	27	421
Huntington Bancshares, Inc.	1,032	15,934
Independent Bank Corp.	63	2,163
International Bancshares Corp.	6	398
JPMorgan Chase & Co.	1,967	611,973
KeyCorp	670	11,785
Lakeland Financial Corp.	7	399
Live Oak Bancshares, Inc.	15	467
M&T Bank Corp.	100	18,387
Mercantile Bank Corp.	68	2,982
Metrocity Bankshares, Inc.	70	1,793
Metropolitan Bank Holding Corp.	7	464
MidWestOne Financial Group, Inc.	63	2,330
National Bank Holdings Corp., Class A	80	2,853
NB Bancorp, Inc.	22	398
NBT Bancorp, Inc.	9	364
Nicolet Bankshares, Inc.	3	354
Northeast Bank	18	1,553
Northfield Bancorp, Inc.	170	1,737
Northwest Bancshares, Inc.	144	1,686
OceanFirst Financial Corp.	24	436
OFG Bancorp (Puerto Rico)	10	387
Old National Bancorp	194	3,963
Old Second Bancorp, Inc.	25	449
Origin Bancorp, Inc.	12	416
Orrstown Financial Services, Inc.	13	433
Park National Corp.	2	304
Pathward Financial, Inc.	27	1,838
Peoples Bancorp, Inc.	13	372
Pinnacle Financial Partners, Inc.	45	3,834
PNC Financial Services Group, Inc.	284	51,844
Popular, Inc. (Puerto Rico)	39	4,347
Preferred Bank	21	1,895
Prosperity Bancshares, Inc.	76	5,002
Provident Bancorp, Inc. (a)	360	4,590
Provident Financial Services, Inc.	105	1,920
QCR Holdings, Inc.	5	372
Regions Financial Corp.	621	15,028

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Renasant Corp.	53	$1,782
Republic Bancorp, Inc., Class A	5	330
S&T Bancorp, Inc.	10	366
Seacoast Banking Corp. of Florida	68	2,060
ServisFirst Bancshares, Inc.	25	1,757
Shore Bancshares, Inc.	132	2,061
Sierra Bancorp	114	3,281
Simmons First National Corp., Class A	106	1,842
Southern Missouri Bancorp, Inc.	7	367
Southside Bancshares, Inc.	13	366
Southstate Bank Corp.	50	4,433
Stellar Bancorp, Inc.	14	412
Stock Yards Bancorp, Inc.	25	1,626
Synovus Financial Corp.	93	4,152
Texas Capital Bancshares, Inc. (a)	39	3,270
TFS Financial Corp.	140	1,862
Tompkins Financial Corp.	6	381
Towne Bank	55	1,788
TriCo Bancshares	9	398
Triumph Financial, Inc. (a)	7	381
Truist Financial Corp.	929	41,461
TrustCo Bank Corp.	88	3,319
Trustmark Corp.	11	409
U.S. Bancorp	1,147	53,542
UMB Financial Corp.	38	4,061
United Bankshares, Inc.	52	1,861
United Community Banks, Inc.	65	1,898
Univest Financial Corp.	13	382
Valley National Bancorp	324	3,522
WaFd, Inc.	63	1,829
Washington Trust Bancorp, Inc.	98	2,670
Webster Financial Corp.	86	4,905
Wells Fargo & Co.	2,301	200,118
WesBanco, Inc.	13	391
Westamerica BanCorp	52	2,478
Western Alliance Bancorp	73	5,647
Wintrust Financial Corp.	34	4,421
WSFS Financial Corp.	63	3,282
Zions Bancorp NA	115	5,993
		1,737,629
Beverages (0.9%)
Boston Beer Co., Inc., Class A (a)	14	2,898
Brown-Forman Corp., Class A	65	1,763
Brown-Forman Corp., Class B	182	4,956
Celsius Holdings, Inc. (a)	141	8,492
Coca-Cola Co.	2,791	192,300
Coca-Cola Consolidated, Inc.	40	5,215
Constellation Brands, Inc., Class A	118	15,503
Keurig Dr. Pepper, Inc.	936	25,422
MGP Ingredients, Inc.	12	290
Molson Coors Beverage Co., Class B	61	2,667
	Shares	Value
Monster Beverage Corp. (a)	521	$34,819
National Beverage Corp. (a)	8	274
PepsiCo, Inc.	967	141,269
Primo Brands Corp.	188	4,130
Vita Coco Co., Inc. (a)	48	1,977
		441,975
Biotechnology (2.1%)
AbbVie, Inc.	1,249	272,332
ACADIA Pharmaceuticals, Inc. (a)	98	2,225
ADMA Biologics, Inc. (a)	130	2,012
Agios Pharmaceuticals, Inc. (a)	55	2,378
Akero Therapeutics, Inc. (a)	38	2,060
Alkermes PLC (a)	104	3,193
Alnylam Pharmaceuticals, Inc. (a)	97	44,236
Amgen, Inc.	375	111,911
Amicus Therapeutics, Inc. (a)	294	2,655
Anavex Life Sciences Corp. (a)	40	319
Apellis Pharmaceuticals, Inc. (a)	80	1,718
Apogee Therapeutics, Inc. (a)	12	679
Arcellx, Inc. (a)	34	3,069
Arcus Biosciences, Inc. (a)	46	907
Arcutis Biotherapeutics, Inc. (a)	112	2,835
Ardelyx, Inc. (a)	82	497
Arrowhead Pharmaceuticals, Inc. (a)	85	3,603
ARS Pharmaceuticals, Inc. (a)	26	233
Aura Biosciences, Inc. (a)	407	2,495
Avidity Biosciences, Inc. (a)	56	3,912
Beam Therapeutics, Inc. (a)	91	2,276
BioCryst Pharmaceuticals, Inc. (a)	248	1,815
Biogen, Inc. (a)	99	15,273
Biohaven Ltd. (a)	127	2,184
BioMarin Pharmaceutical, Inc. (a)	147	7,875
Bridgebio Pharma, Inc. (a)	84	5,262
CareDx, Inc. (a)	19	285
Caris Life Sciences, Inc. (a)	220	6,618
Catalyst Pharmaceuticals, Inc. (a)	88	1,872
Celldex Therapeutics, Inc. (a)	22	588
CG oncology, Inc. (a)	59	2,553
Cytokinetics, Inc. (a)	80	5,087
Day One Biopharmaceuticals, Inc. (a)	51	379
Denali Therapeutics, Inc. (a)	148	2,409
Disc Medicine, Inc. (a)	10	862
Dynavax Technologies Corp. (a)	187	1,919
Dyne Therapeutics, Inc. (a)	192	4,335
Exact Sciences Corp. (a)	152	9,833
Exelixis, Inc. (a)	220	8,507
Geron Corp. (a)	265	334
Gilead Sciences, Inc.	912	109,248
GRAIL, Inc. (a)	15	1,379
Halozyme Therapeutics, Inc. (a)	77	5,020
Ideaya Biosciences, Inc. (a)	100	3,186
ImmunityBio, Inc. (a)	140	336

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Biotechnology (cont'd)
Immunovant, Inc. (a)	150	$3,702
Incyte Corp. (a)	115	10,750
Insmed, Inc. (a)	129	24,458
Intellia Therapeutics, Inc. (a)	51	644
Ionis Pharmaceuticals, Inc. (a)	111	8,247
Iovance Biotherapeutics, Inc. (a)	112	221
Janux Therapeutics, Inc. (a)	13	373
Jyong Biotech Ltd. (Cayman Islands) (a)	62	2,775
Krystal Biotech, Inc. (a)	13	2,568
Kymera Therapeutics, Inc. (a)	47	2,906
Madrigal Pharmaceuticals, Inc. (a)	11	4,608
MannKind Corp. (a)	351	1,962
Metsera, Inc. (a)	94	5,926
MiMedx Group, Inc. (a)	50	383
Mineralys Therapeutics, Inc. (a)	28	1,144
Mirum Pharmaceuticals, Inc. (a)	34	2,470
Moderna, Inc. (a)	190	5,160
MoonLake Immunotherapeutics (a)	10	101
Myriad Genetics, Inc. (a)	43	346
Natera, Inc. (a)	94	18,699
Neurocrine Biosciences, Inc. (a)	75	10,741
Novavax, Inc. (a)	63	529
Nurix Therapeutics, Inc. (a)	39	505
Nuvalent, Inc., Class A (a)	24	2,384
Praxis Precision Medicines, Inc. (a)	25	4,969
Protagonist Therapeutics, Inc. (a)	32	2,516
PTC Therapeutics, Inc. (a)	56	3,825
Recursion Pharmaceuticals, Inc., Class A (a)	390	2,153
Regeneron Pharmaceuticals, Inc.	74	48,233
Revolution Medicines, Inc. (a)	132	7,767
Rhythm Pharmaceuticals, Inc. (a)	54	6,143
Sarepta Therapeutics, Inc. (a)	110	2,641
Scholar Rock Holding Corp. (a)	48	1,422
Soleno Therapeutics, Inc. (a)	25	1,679
Spyre Therapeutics, Inc. (a)	30	734
Summit Therapeutics, Inc. (a)	77	1,456
Syndax Pharmaceuticals, Inc. (a)	33	452
TG Therapeutics, Inc. (a)	104	3,617
Travere Therapeutics, Inc. (a)	86	3,024
Twist Bioscience Corp. (a)	52	1,710
Ultragenyx Pharmaceutical, Inc. (a)	97	3,356
United Therapeutics Corp. (a)	33	14,699
Vaxcyte, Inc. (a)	90	4,075
Vera Therapeutics, Inc. (a)	16	455
Veracyte, Inc. (a)	67	2,417
Vericel Corp. (a)	55	1,928
Vertex Pharmaceuticals, Inc. (a)	185	78,730
Viking Therapeutics, Inc. (a)	84	3,199
Vir Biotechnology, Inc. (a)	65	387
Viridian Therapeutics, Inc. (a)	117	2,765
Zymeworks, Inc. (a)	151	2,882
		981,540
	Shares	Value
Broadline Retail (3.7%)
Amazon.com, Inc. (a)	6,811	$1,663,382
Coupang, Inc. (Korea, Republic of) (a)	806	25,768
Dillard's, Inc., Class A	7	4,201
eBay, Inc.	337	27,401
Etsy, Inc. (a)	89	5,518
Groupon, Inc. (a)	20	403
Kohl's Corp.	50	814
Macy's, Inc.	158	3,079
Ollie's Bargain Outlet Holdings, Inc. (a)	52	6,282
Savers Value Village, Inc. (a)	41	378
		1,737,226
Building Products (0.6%)
A.O. Smith Corp.	148	9,767
AAON, Inc.	50	4,920
Advanced Drainage Systems, Inc.	41	5,742
Allegion PLC	57	9,449
American Woodmark Corp. (a)	6	382
Apogee Enterprises, Inc.	7	256
Armstrong World Industries, Inc.	25	4,761
AZZ, Inc.	18	1,797
Builders FirstSource, Inc. (a)	70	8,132
Carlisle Cos., Inc.	25	8,126
Carrier Global Corp.	576	34,266
CSW Industrials, Inc.	15	3,756
Fortune Brands Innovations, Inc.	90	4,572
Gibraltar Industries, Inc. (a)	34	2,121
Griffon Corp.	25	1,850
Hayward Holdings, Inc. (a)	132	2,240
Janus International Group, Inc. (a)	54	518
Johnson Controls International PLC	494	56,509
Lennox International, Inc.	24	12,120
Masco Corp.	212	13,729
Masterbrand, Inc. (a)	175	2,210
Owens Corning	60	7,639
Quanex Building Products Corp.	20	284
Resideo Technologies, Inc. (a)	86	3,681
Simpson Manufacturing Co., Inc.	26	4,589
Tecnoglass, Inc.	5	298
Trane Technologies PLC	161	72,233
Trex Co., Inc. (a)	77	3,721
UFP Industries, Inc.	27	2,488
Zurn Elkay Water Solutions Corp.	89	4,193
		286,349
Capital Markets (3.3%)
Acadian Asset Management, Inc.	45	2,165
Affiliated Managers Group, Inc.	16	3,807
Ameriprise Financial, Inc.	68	30,788
ARES Management Corp., Class A	148	22,009
Artisan Partners Asset Management, Inc., Class A	10	437
Bank of New York Mellon Corp.	524	56,555
BGC Group, Inc., Class A	181	1,654
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Capital Markets (cont'd)
Blackrock, Inc.	109	$118,026
Blackstone, Inc.	525	76,986
Blue Owl Capital, Inc.	507	7,995
Carlyle Group, Inc.	181	9,651
Cboe Global Markets, Inc.	73	17,932
Charles Schwab Corp.	1,202	113,613
CME Group, Inc.	263	69,824
Cohen & Steers, Inc.	5	342
Coinbase Global, Inc., Class A (a)	150	51,567
Diamond Hill Investment Group, Inc.	19	2,439
DigitalBridge Group, Inc.	177	2,094
Donnelley Financial Solutions, Inc. (a)	8	368
Evercore, Inc., Class A	22	6,480
FactSet Research Systems, Inc.	18	4,802
Federated Hermes, Inc.	42	2,036
Franklin Resources, Inc.	184	4,160
GCM Grosvenor, Inc., Class A	28	322
Goldman Sachs Group, Inc.	216	170,504
Hamilton Lane, Inc., Class A	19	2,165
Houlihan Lokey, Inc.	34	6,089
Interactive Brokers Group, Inc., Class A	301	21,178
Intercontinental Exchange, Inc.	416	60,857
Invesco Ltd.	238	5,641
Janus Henderson Group PLC	48	2,091
Jefferies Financial Group, Inc.	183	9,668
KKR & Co., Inc.	490	57,982
Lazard, Inc.	45	2,196
LPL Financial Holdings, Inc.	60	22,639
MarketAxess Holdings, Inc.	27	4,322
Moelis & Co., Class A	40	2,533
Moody's Corp.	115	55,235
Morgan Stanley (See Note E)	782	128,248
Morningstar, Inc.	12	2,548
MSCI, Inc.	55	32,370
Nasdaq, Inc.	295	25,220
Northern Trust Corp.	131	16,856
Oppenheimer Holdings, Inc., Class A	7	488
P10, Inc., Class A	155	1,575
Patria Investments Ltd., Class A (Cayman Islands)	34	495
Perella Weinberg Partners	22	411
Piper Sandler Cos.	16	5,108
PJT Partners, Inc., Class A	16	2,578
Raymond James Financial, Inc.	152	24,118
Robinhood Markets, Inc., Class A (a)	526	77,206
S&P Global, Inc.	219	106,699
SEI Investments Co.	41	3,305
State Street Corp.	197	22,785
StepStone Group, Inc., Class A	40	2,435
Stifel Financial Corp.	61	7,224
StoneX Group, Inc. (a)	35	3,217
T. Rowe Price Group, Inc.	197	20,198
	Shares	Value
TPG, Inc.	81	$4,458
Tradeweb Markets, Inc., Class A	93	9,801
Victory Capital Holdings, Inc., Class A	29	1,806
Virtu Financial, Inc., Class A	40	1,394
Virtus Investment Partners, Inc.	3	488
WisdomTree, Inc.	195	2,332
		1,532,515
Chemicals (1.0%)
AdvanSix, Inc.	17	316
Air Products & Chemicals, Inc.	153	37,116
Albemarle Corp.	92	9,037
Ashland, Inc.	7	342
Avient Corp.	56	1,796
Axalta Coating Systems Ltd. (a)	132	3,758
Balchem Corp.	21	3,221
Cabot Corp.	26	1,754
Celanese Corp.	94	3,613
CF Industries Holdings, Inc.	119	9,912
Chemours Co.	156	2,089
Corteva, Inc.	451	27,709
Dow, Inc.	501	11,949
DuPont de Nemours, Inc.	312	25,475
Eastman Chemical Co.	83	4,940
Ecolab, Inc.	182	46,665
Ecovyst, Inc. (a)	61	500
Element Solutions, Inc.	146	3,901
FMC Corp.	84	1,274
Hawkins, Inc.	13	1,844
HB Fuller Co.	30	1,721
Huntsman Corp.	139	1,151
Ingevity Corp. (a)	38	2,041
Innospec, Inc.	4	294
International Flavors & Fragrances, Inc.	174	10,957
Koppers Holdings, Inc.	121	3,415
Kronos Worldwide, Inc.	51	251
Linde PLC	326	136,366
LyondellBasell Industries NV, Class A	167	7,752
Minerals Technologies, Inc.	6	341
Mosaic Co.	243	6,670
NewMarket Corp.	5	3,839
Olin Corp.	81	1,677
Orion SA (Germany)	31	164
Perimeter Solutions, Inc. (a)	106	2,492
PPG Industries, Inc.	183	17,888
PureCycle Technologies, Inc. (a)	58	672
Quaker Chemical Corp.	3	417
RPM International, Inc.	70	7,650
Scotts Miracle-Gro Co.	29	1,552
Sensient Technologies Corp.	34	3,206
Sherwin-Williams Co.	165	56,915
Solstice Advanced Materials, Inc. (a)	110	4,958
Stepan Co.	52	2,254

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Chemicals (cont'd)
Tronox Holdings PLC	68	$238
Westlake Corp.	33	2,271
		474,363
Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	39	1,677
ACV Auctions, Inc., Class A (a)	135	1,225
Brady Corp., Class A	54	4,099
BrightView Holdings, Inc. (a)	27	333
Brink's Co.	20	2,223
Casella Waste Systems, Inc., Class A (a)	43	3,809
CECO Environmental Corp. (a)	18	880
Cimpress PLC (Ireland) (a)	9	623
Cintas Corp.	246	45,084
Clean Harbors, Inc. (a)	42	8,841
Copart, Inc. (a)	625	26,881
CoreCivic, Inc. (a)	90	1,668
Deluxe Corp.	24	435
Ennis, Inc.	197	3,231
GEO Group, Inc. (a)	121	2,053
Healthcare Services Group, Inc. (a)	35	626
HNI Corp.	8	327
Interface, Inc.	91	2,266
Liquidity Services, Inc. (a)	11	263
MillerKnoll, Inc.	22	344
MSA Safety, Inc.	36	5,653
OPENLANE, Inc. (a)	79	2,087
Pitney Bowes, Inc.	169	1,670
Republic Services, Inc.	150	31,236
Rollins, Inc.	189	10,888
Steelcase, Inc., Class A	123	1,963
Tetra Tech, Inc.	133	4,253
UniFirst Corp.	11	1,698
Veralto Corp.	155	15,295
Vestis Corp.	43	226
Waste Management, Inc.	286	57,134
		238,991
Communications Equipment (0.9%)
ADTRAN Holdings, Inc. (a)	46	479
Arista Networks, Inc. (a)	763	120,317
Calix, Inc. (a)	42	2,874
Ciena Corp. (a)	99	18,802
Cisco Systems, Inc.	2,818	206,024
CommScope Holding Co., Inc. (a)	100	1,730
Digi International, Inc. (a)	14	514
Extreme Networks, Inc. (a)	114	2,168
F5, Inc. (a)	54	13,665
Harmonic, Inc. (a)	187	2,001
Lumentum Holdings, Inc. (a)	56	11,287
Motorola Solutions, Inc.	126	51,245
NETGEAR, Inc. (a)	16	556
NetScout Systems, Inc. (a)	76	2,113
	Shares	Value
Ribbon Communications, Inc. (a)	99	$333
Viasat, Inc. (a)	92	3,663
Viavi Solutions, Inc. (a)	200	3,540
		441,311
Construction & Engineering (0.4%)
AECOM	103	13,838
API Group Corp. (a)	204	7,511
Arcosa, Inc.	22	2,244
Argan, Inc.	9	2,756
Centuri Holdings, Inc. (a)	21	424
Comfort Systems USA, Inc.	29	28,002
Construction Partners, Inc., Class A (a)	29	3,316
Dycom Industries, Inc. (a)	25	7,195
EMCOR Group, Inc.	30	20,273
Everus Construction Group, Inc. (a)	32	2,908
Fluor Corp. (a)	105	5,121
Granite Construction, Inc.	26	2,676
Great Lakes Dredge & Dock Corp. (a)	39	443
IES Holdings, Inc. (a)	12	4,703
Limbach Holdings, Inc. (a)	5	472
MasTec, Inc. (a)	44	8,983
MYR Group, Inc. (a)	12	2,612
Primoris Services Corp.	44	6,227
Quanta Services, Inc.	109	48,955
Sterling Infrastructure, Inc. (a)	20	7,558
Tutor Perini Corp. (a)	42	2,829
Valmont Industries, Inc.	11	4,548
WillScot Holdings Corp.	184	4,002
		187,596
Construction Materials (0.3%)
CRH PLC	482	57,406
Eagle Materials, Inc.	22	4,671
Knife River Corp. (a)	32	1,935
Martin Marietta Materials, Inc.	47	28,816
U.S. Lime & Minerals, Inc.	4	469
Vulcan Materials Co.	96	27,792
		121,089
Consumer Finance (0.7%)
Ally Financial, Inc.	173	6,742
American Express Co.	396	142,849
Atlanticus Holdings Corp. (a)	7	386
Bread Financial Holdings, Inc.	32	2,005
Capital One Financial Corp.	454	99,876
Credit Acceptance Corp. (a)	4	1,789
Dave, Inc. (a)	4	957
Encore Capital Group, Inc. (a)	47	1,954
Enova International, Inc. (a)	17	2,033
EZCORP, Inc., Class A (a)	22	402
FirstCash Holdings, Inc.	17	2,695
LendingClub Corp. (a)	129	2,243
Navient Corp.	31	379
Nelnet, Inc., Class A	15	1,936

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Consumer Finance (cont'd)
NerdWallet, Inc., Class A (a)	42	$490
OneMain Holdings, Inc.	60	3,551
PRA Group, Inc. (a)	21	288
PROG Holdings, Inc.	14	405
SLM Corp.	158	4,242
SoFi Technologies, Inc. (a)	827	24,545
Synchrony Financial	278	20,678
Upstart Holdings, Inc. (a)	48	2,281
World Acceptance Corp. (a)	3	382
		323,108
Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	319	5,643
Andersons, Inc.	49	2,269
BJ's Wholesale Club Holdings, Inc. (a)	107	9,444
Casey's General Stores, Inc.	22	11,290
Chefs' Warehouse, Inc. (a)	31	1,829
Costco Wholesale Corp.	314	286,195
Dollar General Corp.	153	15,095
Dollar Tree, Inc. (a)	140	13,877
Grocery Outlet Holding Corp. (a)	116	1,579
Ingles Markets, Inc., Class A	5	345
Kroger Co.	426	27,106
Maplebear, Inc. (a)	142	5,234
Natural Grocers by Vitamin Cottage, Inc.	8	257
Performance Food Group Co. (a)	105	10,158
PriceSmart, Inc.	17	1,954
Sprouts Farmers Market, Inc. (a)	61	4,817
Sysco Corp.	339	25,181
Target Corp.	329	30,505
U.S. Foods Holding Corp. (a)	140	10,167
United Natural Foods, Inc. (a)	79	2,974
Village Super Market, Inc., Class A	10	314
Walmart, Inc.	3,104	314,063
Weis Markets, Inc.	4	253
		780,549
Containers & Packaging (0.2%)
Amcor PLC	1,707	13,485
AptarGroup, Inc.	43	4,988
Ardagh Metal Packaging SA	547	1,953
Avery Dennison Corp.	47	8,220
Ball Corp.	186	8,742
Crown Holdings, Inc.	65	6,317
Graphic Packaging Holding Co.	115	1,839
Greif, Inc., Class A	6	341
International Paper Co.	331	12,790
O-I Glass, Inc. (a)	145	1,637
Packaging Corp. of America	54	10,571
Sealed Air Corp.	62	2,078
Silgan Holdings, Inc.	109	4,209
Smurfit WestRock PLC	327	12,073
	Shares	Value
Sonoco Products Co.	46	$1,866
TriMas Corp.	17	604
		91,713
Distributors (0.1%)
A-Mark Precious Metals, Inc.	16	425
Genuine Parts Co.	115	14,641
LKQ Corp.	164	5,242
Pool Corp.	21	5,608
		25,916
Diversified Consumer Services (0.1%)
ADT, Inc.	399	3,527
Adtalem Global Education, Inc. (a)	18	1,764
Bright Horizons Family Solutions, Inc. (a)	36	3,932
Carriage Services, Inc.	9	402
Coursera, Inc. (a)	51	429
Driven Brands Holdings, Inc. (a)	22	316
Duolingo, Inc. (a)	30	8,119
Frontdoor, Inc. (a)	33	2,192
Graham Holdings Co., Class B	1	1,012
Grand Canyon Education, Inc. (a)	12	2,260
H&R Block, Inc.	112	5,571
KinderCare Learning Cos., Inc. (a)	33	195
Laureate Education, Inc. (a)	81	2,351
Lincoln Educational Services Corp. (a)	21	408
Matthews International Corp., Class A	18	422
Mister Car Wash, Inc. (a)	47	263
OneSpaWorld Holdings Ltd. (Bahamas)	21	489
Perdoceo Education Corp.	57	1,810
Service Corp. International	100	8,351
Strategic Education, Inc.	22	1,672
Stride, Inc. (a)	27	1,837
Udemy, Inc. (a)	55	313
		47,635
Diversified REITs (0.1%)
Alexander & Baldwin, Inc. REIT	236	3,769
Alpine Income Property Trust, Inc. REIT	114	1,674
American Assets Trust, Inc. REIT	19	363
Armada Hoffler Properties, Inc. REIT	53	347
Broadstone Net Lease, Inc. REIT	23	412
CTO Realty Growth, Inc. REIT	109	1,818
Essential Properties Realty Trust, Inc. REIT	99	2,958
Gladstone Commercial Corp. REIT	145	1,657
Global Net Lease, Inc. REIT	257	1,958
WP Carey, Inc. REIT	155	10,230
		25,186
Diversified Telecommunication Services (0.6%)
Anterix, Inc. (a)	11	222
AST SpaceMobile, Inc. (a)	150	12,038
AT&T, Inc.	5,289	130,903
Cogent Communications Holdings, Inc.	32	1,320

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Diversified Telecommunication Services (cont'd)
Frontier Communications Parent, Inc. (a)	242	$9,138
Globalstar, Inc. (a)	18	979
IDT Corp., Class B	8	405
Iridium Communications, Inc.	60	1,149
Liberty Latin America Ltd., Class A (Puerto Rico) (a)	65	507
Liberty Latin America Ltd., Class C (Puerto Rico) (a)	261	2,065
Lumen Technologies, Inc. (a)	882	9,067
Shenandoah Telecommunications Co.	28	345
Uniti Group, Inc. (a)	48	276
Verizon Communications, Inc.	2,975	118,227
		286,641
Electric Utilities (1.4%)
ALLETE, Inc.	61	4,107
Alliant Energy Corp.	207	13,832
American Electric Power Co., Inc.	378	45,458
Constellation Energy Corp.	222	83,694
Duke Energy Corp.	556	69,111
Edison International	259	14,343
Entergy Corp.	338	32,478
Evergy, Inc.	191	14,671
Eversource Energy	240	17,714
Exelon Corp.	723	33,345
FirstEnergy Corp.	383	17,553
Hawaiian Electric Industries, Inc. (a)	152	1,766
IDACORP, Inc.	27	3,484
MGE Energy, Inc.	25	2,072
NextEra Energy, Inc.	1,485	120,879
NRG Energy, Inc.	146	25,092
OGE Energy Corp.	114	5,032
Oklo, Inc. (a)	85	11,285
Otter Tail Corp.	23	1,776
PG&E Corp.	1,490	23,780
Pinnacle West Capital Corp.	66	5,842
Portland General Electric Co.	64	2,924
PPL Corp.	588	21,474
Southern Co.	754	70,906
TXNM Energy, Inc.	52	2,954
Xcel Energy, Inc.	420	34,091
		679,663
Electrical Equipment (1.1%)
Acuity, Inc.	24	8,761
American Superconductor Corp. (a)	20	1,185
AMETEK, Inc.	171	34,561
Array Technologies, Inc. (a)	254	2,200
Atkore, Inc.	52	3,601
Bloom Energy Corp., Class A (a)	165	21,806
Eaton Corp. PLC	271	103,403
Emerson Electric Co.	391	54,572
EnerSys	25	3,154
Enovix Corp. (a)	218	2,614
Eos Energy Enterprises, Inc. (a)	243	3,895
	Shares	Value
GE Vernova, Inc.	193	$112,932
Generac Holdings, Inc. (a)	46	7,729
Hubbell, Inc.	40	18,800
NEXTracker, Inc., Class A (a)	94	9,515
NuScale Power Corp. (a)	61	2,737
nVent Electric PLC	134	15,323
Plug Power, Inc. (a)	997	2,682
Powell Industries, Inc.	8	3,067
Preformed Line Products Co.	3	636
Regal Rexnord Corp.	40	5,636
Rockwell Automation, Inc.	75	27,627
Sensata Technologies Holding PLC	66	2,101
Sunrun, Inc. (a)	166	3,446
Thermon Group Holdings, Inc. (a)	14	402
Vertiv Holdings Co., Class A	255	49,179
Vicor Corp. (a)	40	3,629
		505,193
Electronic Equipment, Instruments & Components (0.9%)
Advanced Energy Industries, Inc.	24	4,866
Amphenol Corp., Class A	833	116,070
Arlo Technologies, Inc. (a)	39	754
Arrow Electronics, Inc. (a)	44	4,908
Avnet, Inc.	35	1,696
Badger Meter, Inc.	17	3,068
Bel Fuse, Inc., Class B	6	924
Belden, Inc.	19	2,315
Benchmark Electronics, Inc.	67	2,936
CDW Corp.	91	14,503
Cognex Corp.	129	5,339
Coherent Corp. (a)	84	11,085
Corning, Inc.	550	48,994
Crane NXT Co.	33	2,087
CTS Corp.	9	374
Daktronics, Inc. (a)	29	545
ePlus, Inc.	27	1,975
Flex Ltd. (a)	274	17,130
Insight Enterprises, Inc. (a)	13	1,300
IPG Photonics Corp. (a)	27	2,298
Itron, Inc. (a)	32	3,211
Jabil, Inc.	82	18,113
Keysight Technologies, Inc. (a)	148	27,078
Knowles Corp. (a)	90	2,125
Littelfuse, Inc.	16	3,893
Mirion Technologies, Inc. (a)	222	6,520
Napco Security Technologies, Inc.	16	706
nLight, Inc. (a)	122	4,027
Novanta, Inc. (a)	22	2,794
OSI Systems, Inc. (a)	9	2,506
PC Connection, Inc.	6	366
Plexus Corp. (a)	15	2,098
Powerfleet, Inc. NJ (a)	75	383
Ralliant Corp.	90	3,953

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Electronic Equipment, Instruments & Components (cont'd)
Rogers Corp. (a)	6	$525
Sanmina Corp. (a)	45	6,167
ScanSource, Inc. (a)	47	2,017
TD SYNNEX Corp.	48	7,512
TE Connectivity PLC	208	51,378
Teledyne Technologies, Inc. (a)	38	20,019
Trimble, Inc. (a)	180	14,355
TTM Technologies, Inc. (a)	78	5,242
Vishay Intertechnology, Inc.	293	4,975
Vontier Corp.	75	2,887
Zebra Technologies Corp., Class A (a)	36	9,693
		445,710
Energy Equipment & Services (0.3%)
Archrock, Inc.	92	2,325
Atlas Energy Solutions, Inc.	155	1,919
Baker Hughes Co.	670	32,435
Bristow Group, Inc. (a)	14	570
Cactus, Inc., Class A	45	1,988
Core Laboratories, Inc.	30	478
Expro Group Holdings NV (a)	45	611
Halliburton Co.	604	16,211
Helix Energy Solutions Group, Inc. (a)	594	3,992
Helmerich & Payne, Inc.	162	4,254
Innovex International, Inc. (a)	24	482
Kodiak Gas Services, Inc.	56	2,065
Liberty Energy, Inc.	171	3,097
Noble Corp. PLC	199	5,840
NOV, Inc.	298	4,351
Oceaneering International, Inc. (a)	83	1,933
Patterson-UTI Energy, Inc.	625	3,919
RPC, Inc.	74	385
Select Water Solutions, Inc.	43	497
SLB Ltd.	1,114	40,171
Solaris Energy Infrastructure, Inc.	66	3,513
TechnipFMC PLC (United Kingdom)	241	9,965
Tidewater, Inc. (a)	39	1,973
Weatherford International PLC	41	3,021
		145,995
Entertainment (1.7%)
AMC Entertainment Holdings, Inc., Class A (a)	648	1,678
Atlanta Braves Holdings, Inc., Class C (a)	45	1,832
Cinemark Holdings, Inc.	62	1,675
Electronic Arts, Inc.	172	34,410
Liberty Media Corp.-Liberty Formula One, Class A (a)	23	2,093
Liberty Media Corp.-Liberty Formula One, Class C (a)	154	15,377
Liberty Media Corp.-Liberty Live, Class A (a)	23	2,018
Liberty Media Corp.-Liberty Live, Class C (a)	45	4,069
Lionsgate Studios Corp. (a)	357	2,296
Live Nation Entertainment, Inc. (a)	110	16,448
Madison Square Garden Entertainment Corp. (a)	12	530
Madison Square Garden Sports Corp. (a)	26	5,574
	Shares	Value
Netflix, Inc. (a)	298	$333,420
Playtika Holding Corp.	69	253
Reservoir Media, Inc. (a)	359	2,728
ROBLOX Corp., Class A (a)	424	48,217
Roku, Inc. (a)	85	9,021
Sphere Entertainment Co. (a)	48	3,287
Spotify Technology SA (Sweden) (a)	117	76,673
Take-Two Interactive Software, Inc. (a)	120	30,765
TKO Group Holdings, Inc.	55	10,362
Walt Disney Co.	1,258	141,676
Warner Bros Discovery, Inc. (a)	1,696	38,075
Warner Music Group Corp., Class A	78	2,493
		784,970
Financial Services (3.2%)
Affirm Holdings, Inc. (a)	169	12,148
Apollo Global Management, Inc.	283	35,180
Banco Latinoamericano de Comercio Exterior SA (Panama)	10	430
Berkshire Hathaway, Inc., Class B (a)	958	457,483
Block, Inc. (a)	407	30,908
Cannae Holdings, Inc.	94	1,681
Cantaloupe, Inc. (a)	45	475
Cass Information Systems, Inc.	9	356
Chime Financial, Inc., Class A (a)	280	4,808
Corebridge Financial, Inc.	230	7,489
Corpay, Inc. (a)	51	13,278
Enact Holdings, Inc.	10	357
Equitable Holdings, Inc.	226	11,165
Essent Group Ltd.	44	2,665
Euronet Worldwide, Inc. (a)	22	1,669
EVERTEC, Inc. (Puerto Rico)	88	2,505
Federal Agricultural Mortgage Corp., Class C	2	317
Fidelity National Information Services, Inc.	362	22,632
Fiserv, Inc. (a)	402	26,809
Flywire Corp. (a)	41	546
Global Payments, Inc.	187	14,541
Guild Holdings Co., Class A	27	537
Jack Henry & Associates, Inc.	41	6,107
Jackson Financial, Inc., Class A	42	4,234
Marqeta, Inc., Class A (a)	321	1,454
Mastercard, Inc., Class A	574	316,842
Merchants Bancorp	11	343
MGIC Investment Corp.	245	6,718
NCR Atleos Corp. (a)	55	2,030
NMI Holdings, Inc. (a)	47	1,712
Paymentus Holdings, Inc., Class A (a)	13	372
Payoneer Global, Inc. (a)	276	1,598
PayPal Holdings, Inc. (a)	690	47,796
Paysafe Ltd. (a)	25	275
PennyMac Financial Services, Inc.	19	2,390
Radian Group, Inc.	64	2,172
Remitly Global, Inc. (a)	76	1,219
Rocket Cos., Inc., Class A	708	11,795

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Financial Services (cont'd)
Sezzle, Inc. (a)	9	$590
Shift4 Payments, Inc., Class A (a)	50	3,455
Toast, Inc., Class A (a)	323	11,673
UWM Holdings Corp.	79	445
Velocity Financial, Inc. (a)	20	373
Visa, Inc., Class A	1,226	417,747
Voya Financial, Inc.	45	3,351
Walker & Dunlop, Inc.	24	1,918
Western Union Co.	208	1,941
WEX, Inc. (a)	14	2,042
		1,498,571
Food Products (0.5%)
Archer-Daniels-Midland Co.	356	21,549
Bunge Global SA	144	13,622
Calavo Growers, Inc.	174	3,865
Cal-Maine Foods, Inc.	34	2,985
Campbell's Co.	109	3,284
Conagra Brands, Inc.	242	4,160
Darling Ingredients, Inc. (a)	96	3,077
Dole PLC	26	331
Flowers Foods, Inc.	130	1,551
Fresh Del Monte Produce, Inc.	12	424
General Mills, Inc.	381	17,758
Hershey Co.	100	16,963
Hormel Foods Corp.	240	5,182
Ingredion, Inc.	30	3,462
J&J Snack Foods Corp.	2	169
J.M. Smucker Co.	96	9,941
John B Sanfilippo & Son, Inc.	29	1,821
Kellanova	196	16,280
Kraft Heinz Co.	638	15,778
Lamb Weston Holdings, Inc.	82	5,062
Limoneira Co.	96	1,356
Marzetti Co.	10	1,568
McCormick & Co., Inc.	155	9,945
Mission Produce, Inc. (a)	34	392
Mondelez International, Inc., Class A	938	53,898
Pilgrim's Pride Corp.	46	1,753
Post Holdings, Inc. (a)	35	3,638
Seneca Foods Corp., Class A (a)	4	431
Simply Good Foods Co. (a)	54	1,057
Tootsie Roll Industries, Inc.	73	2,576
TreeHouse Foods, Inc. (a)	16	291
Tyson Foods, Inc., Class A	171	8,791
Utz Brands, Inc.	27	284
Vital Farms, Inc. (a)	11	361
Westrock Coffee Co. (a)	57	251
		233,856
Gas Utilities (0.1%)
Atmos Energy Corp.	133	22,839
Chesapeake Utilities Corp.	27	3,437
	Shares	Value
MDU Resources Group, Inc.	113	$2,167
National Fuel Gas Co.	53	4,182
New Jersey Resources Corp.	128	5,670
Northwest Natural Holding Co.	46	2,094
ONE Gas, Inc.	50	4,010
Southwest Gas Holdings, Inc.	29	2,306
Spire, Inc.	68	5,875
UGI Corp.	128	4,279
		56,859
Ground Transportation (0.8%)
ArcBest Corp.	6	446
Avis Budget Group, Inc. (a)	15	2,041
Covenant Logistics Group, Inc.	18	363
CSX Corp.	1,280	46,106
Heartland Express, Inc.	40	312
Hertz Global Holdings, Inc. (a)	84	431
JB Hunt Transport Services, Inc.	55	9,287
Knight-Swift Transportation Holdings, Inc.	94	4,241
Landstar System, Inc.	20	2,569
Lyft, Inc. (a)	323	6,609
Norfolk Southern Corp.	157	44,491
Old Dominion Freight Line, Inc.	133	18,676
RXO, Inc. (a)	117	2,074
Ryder System, Inc.	26	4,400
Saia, Inc. (a)	22	6,435
Schneider National, Inc., Class B	16	342
Uber Technologies, Inc. (a)	1,436	138,574
U-Haul Holding Co.	107	5,188
Union Pacific Corp.	412	90,792
Universal Logistics Holdings, Inc.	13	210
Werner Enterprises, Inc.	84	2,201
XPO, Inc. (a)	88	12,661
		398,449
Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	1,252	154,772
Align Technology, Inc. (a)	50	6,894
Alphatec Holdings, Inc. (a)	131	2,488
Artivion, Inc. (a)	49	2,223
AtriCure, Inc. (a)	52	1,797
Avanos Medical, Inc. (a)	28	311
Axogen, Inc. (a)	22	489
Baxter International, Inc.	411	7,591
Becton Dickinson & Co.	221	39,495
Boston Scientific Corp. (a)	1,065	107,267
CONMED Corp.	7	308
Cooper Cos., Inc. (a)	140	9,787
Dentsply Sirona, Inc.	119	1,501
Dexcom, Inc. (a)	271	15,778
Edwards Lifesciences Corp. (a)	387	31,908
Embecta Corp.	29	387
Enovis Corp. (a)	124	3,874
Envista Holdings Corp. (a)	97	1,974

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Health Care Equipment & Supplies (cont'd)
GE HealthCare Technologies, Inc.	358	$26,832
Glaukos Corp. (a)	26	2,290
Globus Medical, Inc., Class A (a)	56	3,382
Haemonetics Corp. (a)	27	1,350
Hologic, Inc. (a)	152	11,234
ICU Medical, Inc. (a)	14	1,681
IDEXX Laboratories, Inc. (a)	56	35,253
Inspire Medical Systems, Inc. (a)	12	865
Insulet Corp. (a)	50	15,650
Integer Holdings Corp. (a)	51	3,293
Integra LifeSciences Holdings Corp. (a)	20	240
Intuitive Surgical, Inc. (a)	249	133,036
iRadimed Corp.	7	538
iRhythm Technologies, Inc. (a)	24	4,495
Lantheus Holdings, Inc. (a)	33	1,904
LeMaitre Vascular, Inc.	4	346
Masimo Corp. (a)	31	4,360
Medtronic PLC	957	86,800
Merit Medical Systems, Inc. (a)	28	2,451
Neogen Corp. (a)	61	376
Novocure Ltd. (a)	169	2,165
Omnicell, Inc. (a)	12	403
Penumbra, Inc. (a)	26	5,912
PROCEPT BioRobotics Corp. (a)	33	1,123
Pulse Biosciences, Inc. (a)	22	372
QuidelOrtho Corp. (a)	106	2,861
ResMed, Inc.	102	25,182
RxSight, Inc. (a)	24	211
SI-BONE, Inc. (a)	27	400
Solventum Corp. (a)	129	8,906
STAAR Surgical Co. (a)	23	595
STERIS PLC	64	15,085
Stryker Corp.	241	85,854
Tandem Diabetes Care, Inc. (a)	21	294
Teleflex, Inc.	37	4,605
TransMedics Group, Inc. (a)	16	2,105
UFP Technologies, Inc. (a)	2	385
Zimmer Biomet Holdings, Inc.	150	15,084
		896,762
Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc. (a)	77	1,656
AdaptHealth Corp. (a)	38	342
Addus HomeCare Corp. (a)	17	1,987
Alignment Healthcare, Inc. (a)	110	1,855
AMN Healthcare Services, Inc. (a)	18	354
Ardent Health, Inc. (a)	29	422
Astrana Health, Inc. (a)	11	343
Aveanna Healthcare Holdings, Inc. (a)	72	652
BrightSpring Health Services, Inc. (a)	75	2,479
Brookdale Senior Living, Inc. (a)	59	547
Cardinal Health, Inc.	196	37,391
	Shares	Value
Cencora, Inc.	123	$41,551
Centene Corp. (a)	371	13,122
Chemed Corp.	7	3,019
Cigna Group	190	46,438
Clover Health Investments Corp. (a)	652	2,302
Concentra Group Holdings Parent, Inc.	90	1,793
CorVel Corp. (a)	18	1,331
CVS Health Corp.	865	67,600
DaVita, Inc. (a)	35	4,166
Elevance Health, Inc.	167	52,972
Encompass Health Corp.	60	6,831
Ensign Group, Inc.	41	7,384
GeneDx Holdings Corp. (a)	16	2,191
Guardant Health, Inc. (a)	100	9,302
HCA Healthcare, Inc.	123	56,541
HealthEquity, Inc. (a)	83	7,850
Henry Schein, Inc. (a)	81	5,119
Hims & Hers Health, Inc. (a)	150	6,819
Humana, Inc.	92	25,594
Labcorp Holdings, Inc.	53	13,460
LifeStance Health Group, Inc. (a)	50	245
McKesson Corp.	92	74,643
Molina Healthcare, Inc. (a)	44	6,735
National HealthCare Corp.	4	478
National Research Corp.	121	1,617
NeoGenomics, Inc. (a)	38	371
OPKO Health, Inc. (a)	253	344
Option Care Health, Inc. (a)	111	2,889
PACS Group, Inc. (a)	37	447
Pediatrix Medical Group, Inc. (a)	26	441
Pennant Group, Inc. (a)	14	346
Premier, Inc., Class A	77	2,165
Privia Health Group, Inc. (a)	87	2,114
Progyny, Inc. (a)	113	2,114
Quest Diagnostics, Inc.	73	12,844
RadNet, Inc. (a)	63	4,787
Select Medical Holdings Corp.	21	290
Surgery Partners, Inc. (a)	86	1,886
Tenet Healthcare Corp. (a)	65	13,422
U.S. Physical Therapy, Inc.	5	431
UnitedHealth Group, Inc.	647	220,989
Universal Health Services, Inc., Class B	40	8,680
		781,691
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. REIT	121	7,045
American Healthcare REIT, Inc. REIT	106	4,804
CareTrust REIT, Inc. REIT	162	5,613
Global Medical REIT, Inc. REIT	57	1,750
Healthcare Realty Trust, Inc. REIT	145	2,569
Healthpeak Properties, Inc. REIT	508	9,119
LTC Properties, Inc. REIT	10	351
Medical Properties Trust, Inc. REIT	337	1,742

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Health Care REITs (cont'd)
National Health Investors, Inc. REIT	24	$1,788
Omega Healthcare Investors, Inc. REIT	163	6,851
Sabra Health Care REIT, Inc. REIT	172	3,065
Sila Realty Trust, Inc. REIT	14	332
Universal Health Realty Income Trust REIT	61	2,331
Ventas, Inc. REIT	341	25,162
Welltower, Inc. REIT	488	88,348
		160,870
Health Care Technology (0.1%)
Certara, Inc. (a)	33	384
Doximity, Inc., Class A (a)	98	6,468
Evolent Health, Inc., Class A (a)	34	227
GoodRx Holdings, Inc., Class A (a)	80	270
HealthStream, Inc.	11	271
Phreesia, Inc. (a)	15	339
Schrodinger, Inc. (a)	95	1,999
Teladoc Health, Inc. (a)	293	2,528
Veeva Systems, Inc., Class A (a)	115	33,488
Waystar Holding Corp. (a)	51	1,828
		47,802
Hotel & Resort REITs (0.0%)‡
Apple Hospitality REIT, Inc. REIT	31	347
DiamondRock Hospitality Co. REIT	239	1,869
Host Hotels & Resorts, Inc. REIT	412	6,600
Park Hotels & Resorts, Inc. REIT	36	370
Pebblebrook Hotel Trust REIT	249	2,605
RLJ Lodging Trust REIT	51	347
Ryman Hospitality Properties, Inc. REIT	52	4,519
Sunstone Hotel Investors, Inc. REIT	289	2,558
Xenia Hotels & Resorts, Inc. REIT	35	430
		19,645
Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc. (a)	428	4,361
Airbnb, Inc., Class A (a)	305	38,595
Aramark	112	4,243
Biglari Holdings, Inc., Class B (a)	1	361
BJ's Restaurants, Inc. (a)	11	374
Bloomin' Brands, Inc.	50	341
Booking Holdings, Inc.	23	116,788
Boyd Gaming Corp.	30	2,336
Brinker International, Inc. (a)	28	3,042
Caesars Entertainment, Inc. (a)	175	3,517
Carnival Corp. (a)	810	23,352
Cava Group, Inc. (a)	75	4,030
Cheesecake Factory, Inc.	32	1,594
Chipotle Mexican Grill, Inc. (a)	900	28,521
Choice Hotels International, Inc.	14	1,301
Churchill Downs, Inc.	71	7,043
Cracker Barrel Old Country Store, Inc.	9	303
Darden Restaurants, Inc.	70	12,610
Domino's Pizza, Inc.	24	9,563
	Shares	Value
DoorDash, Inc., Class A (a)	243	$61,812
DraftKings, Inc., Class A (a)	337	10,309
Dutch Bros, Inc., Class A (a)	92	5,110
Expedia Group, Inc.	86	18,920
First Watch Restaurant Group, Inc. (a)	20	330
Flutter Entertainment PLC (a)	131	30,469
Genius Sports Ltd. (United Kingdom) (a)	157	1,768
Global Business Travel Group I (a)	310	2,437
Golden Entertainment, Inc.	14	283
Hilton Grand Vacations, Inc. (a)	44	1,824
Hilton Worldwide Holdings, Inc.	157	40,343
Hyatt Hotels Corp., Class A	38	5,222
Krispy Kreme, Inc.	81	291
Kura Sushi USA, Inc., Class A (a)	42	2,391
Las Vegas Sands Corp.	262	15,550
Life Time Group Holdings, Inc. (a)	62	1,533
Light & Wonder, Inc. (a)	40	2,908
Lucky Strike Entertainment Corp.	39	327
Marriott International, Inc., Class A	173	45,080
Marriott Vacations Worldwide Corp.	25	1,649
McDonald's Corp.	498	148,618
MGM Resorts International (a)	136	4,356
Monarch Casino & Resort, Inc.	5	450
Norwegian Cruise Line Holdings Ltd. (a)	304	6,816
Papa John's International, Inc.	11	559
Penn Entertainment, Inc. (a)	106	1,745
Planet Fitness, Inc., Class A (a)	42	3,809
Portillo's, Inc., Class A (a)	30	160
Pursuit Attractions & Hospitality, Inc. (a)	11	390
Red Rock Resorts, Inc., Class A	35	1,866
Royal Caribbean Cruises Ltd.	190	54,498
Sabre Corp. (a)	152	311
Shake Shack, Inc., Class A (a)	36	3,474
Starbucks Corp.	810	65,505
Target Hospitality Corp. (a)	51	392
Texas Roadhouse, Inc.	47	7,688
Travel & Leisure Co.	44	2,762
United Parks & Resorts, Inc. (a)	9	436
Vail Resorts, Inc.	28	4,153
Viking Holdings Ltd. (a)	93	5,659
Wendy's Co.	188	1,606
Wingstop, Inc.	28	6,066
Wyndham Hotels & Resorts, Inc.	48	3,525
Wynn Resorts Ltd.	65	7,734
Yum! Brands, Inc.	185	25,569
		868,978
Household Durables (0.3%)
Beazer Homes USA, Inc. (a)	116	2,598
Cavco Industries, Inc. (a)	6	3,179
Century Communities, Inc.	39	2,316
Champion Homes, Inc. (a)	34	2,320
Cricut, Inc., Class A	71	377
DR Horton, Inc.	201	29,965
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Household Durables (cont'd)
Dream Finders Homes, Inc., Class A (a)	17	$337
Green Brick Partners, Inc. (a)	47	3,043
Hovnanian Enterprises, Inc., Class A (a)	4	481
Installed Building Products, Inc.	20	4,964
KB Home	35	2,185
La-Z-Boy, Inc.	98	3,106
Legacy Housing Corp. (a)	15	337
Leggett & Platt, Inc.	49	458
Lennar Corp., Class A	178	22,031
LGI Homes, Inc. (a)	44	1,796
M/I Homes, Inc. (a)	13	1,627
Mohawk Industries, Inc. (a)	47	5,341
Newell Brands, Inc.	404	1,374
NVR, Inc. (a)	2	14,422
PulteGroup, Inc.	161	19,299
SharkNinja, Inc. (a)	42	3,591
Somnigroup International, Inc.	92	7,299
Sonos, Inc. (a)	242	4,155
Taylor Morrison Home Corp. (a)	74	4,386
Toll Brothers, Inc.	62	8,367
TopBuild Corp. (a)	19	8,027
Whirlpool Corp.	43	3,080
		160,461
Household Products (0.8%)
Central Garden & Pet Co. (a)	10	307
Central Garden & Pet Co., Class A (a)	11	306
Church & Dwight Co., Inc.	197	17,275
Clorox Co.	80	8,997
Colgate-Palmolive Co.	552	42,531
Energizer Holdings, Inc.	155	3,600
Kimberly-Clark Corp.	242	28,970
Oil-Dri Corp. of America	8	443
Procter & Gamble Co.	1,683	253,073
Reynolds Consumer Products, Inc.	86	2,102
Spectrum Brands Holdings, Inc.	5	269
WD-40 Co.	10	1,943
		359,816
Independent Power & Renewable Electricity Producers (0.2%)
AES Corp.	588	8,156
Brookfield Renewable Corp. (Canada)	144	6,229
Clearway Energy, Inc., Class A	66	1,979
Clearway Energy, Inc., Class C	59	1,884
Ormat Technologies, Inc.	56	5,957
Talen Energy Corp. (a)	32	12,793
Vistra Corp.	240	45,192
XPLR Infrastructure LP	41	404
		82,594
Industrial Conglomerates (0.3%)
3M Co.	378	62,937
Honeywell International, Inc.	458	92,209
		155,146
	Shares	Value
Industrial REITs (0.2%)
Americold Realty Trust, Inc. REIT	138	$1,779
EastGroup Properties, Inc. REIT	35	6,109
First Industrial Realty Trust, Inc. REIT	55	3,040
Innovative Industrial Properties, Inc. REIT	33	1,655
Lineage, Inc. REIT	50	1,970
LXP Industrial Trust REIT	248	2,353
One Liberty Properties, Inc. REIT	112	2,250
Plymouth Industrial REIT, Inc. REIT	182	4,004
Prologis, Inc. REIT	653	81,031
Rexford Industrial Realty, Inc. REIT	117	4,834
STAG Industrial, Inc. REIT	85	3,253
Terreno Realty Corp. REIT	44	2,514
		114,792
Information Technology Services (1.3%)
Accenture PLC, Class A	474	118,547
Akamai Technologies, Inc. (a)	86	6,459
Amdocs Ltd.	65	5,477
Applied Digital Corp. (a)	157	5,442
ASGN, Inc. (a)	41	1,835
Cloudflare, Inc., Class A (a)	220	55,726
Cognizant Technology Solutions Corp., Class A	345	25,143
CoreWeave, Inc., Class A (a)	141	18,853
DigitalOcean Holdings, Inc. (a)	53	2,155
DXC Technology Co. (a)	129	1,832
EPAM Systems, Inc. (a)	41	6,705
Fastly, Inc., Class A (a)	64	530
Gartner, Inc. (a)	50	12,417
Globant SA (a)	27	1,663
GoDaddy, Inc., Class A (a)	93	12,381
Grid Dynamics Holdings, Inc. (a)	26	243
Hackett Group, Inc.	180	3,260
International Business Machines Corp.	655	201,353
Kyndryl Holdings, Inc. (a)	126	3,644
MongoDB, Inc. (a)	59	21,229
Okta, Inc. (a)	111	10,160
Snowflake, Inc., Class A (a)	232	63,772
Twilio, Inc., Class A (a)	103	13,893
VeriSign, Inc.	57	13,669
		606,388
Insurance (1.7%)
Aflac, Inc.	336	36,016
Allstate Corp.	197	37,729
American Financial Group, Inc.	44	5,794
American International Group, Inc.	398	31,426
AMERISAFE, Inc.	42	1,683
Aon PLC, Class A	125	42,585
Arch Capital Group Ltd.	233	20,110
Arthur J Gallagher & Co.	189	47,154
Assurant, Inc.	42	8,892
Assured Guaranty Ltd.	24	1,934
Axis Capital Holdings Ltd.	46	4,308

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Insurance (cont'd)
Baldwin Insurance Group, Inc. (a)	46	$1,017
Bowhead Specialty Holdings, Inc. (a)	9	216
Brighthouse Financial, Inc. (a)	28	1,598
Brown & Brown, Inc.	234	18,659
Cincinnati Financial Corp.	130	20,097
CNA Financial Corp.	41	1,827
CNO Financial Group, Inc.	73	2,921
Donegal Group, Inc., Class A	97	1,819
Employers Holdings, Inc.	40	1,525
Erie Indemnity Co., Class A	22	6,438
Everest Group Ltd.	25	7,863
F&G Annuities & Life, Inc.	11	326
Fidelity National Financial, Inc.	204	11,269
First American Financial Corp.	72	4,501
Genworth Financial, Inc. (a)	226	1,907
Globe Life, Inc.	64	8,417
Goosehead Insurance, Inc., Class A	14	961
Hagerty, Inc., Class A (a)	288	3,231
Hamilton Insurance Group Ltd., Class B (Bermuda) (a)	20	473
Hanover Insurance Group, Inc.	19	3,247
Hartford Insurance Group, Inc.	220	27,320
HCI Group, Inc.	10	2,040
Heritage Insurance Holdings, Inc. (a)	22	520
Horace Mann Educators Corp.	42	1,878
Investors Title Co.	7	1,810
Kemper Corp.	32	1,440
Kinsale Capital Group, Inc.	14	5,593
Lemonade, Inc. (a)	45	2,704
Lincoln National Corp.	107	4,494
Loews Corp.	118	11,748
Markel Group, Inc. (a)	9	17,771
Marsh & McLennan Cos., Inc.	358	63,778
Mercury General Corp.	27	2,087
MetLife, Inc.	383	30,571
Old Republic International Corp.	118	4,656
Oscar Health, Inc., Class A (a)	102	1,836
Palomar Holdings, Inc. (a)	19	2,166
Primerica, Inc.	16	4,158
Principal Financial Group, Inc.	135	11,345
ProAssurance Corp. (a)	102	2,443
Progressive Corp.	433	89,198
Prudential Financial, Inc.	253	26,312
Reinsurance Group of America, Inc.	35	6,386
RenaissanceRe Holdings Ltd.	27	6,860
RLI Corp.	54	3,184
Root, Inc., Class A (a)	3	242
Ryan Specialty Holdings, Inc.	69	3,781
Safety Insurance Group, Inc.	5	344
Selective Insurance Group, Inc.	30	2,260
SiriusPoint Ltd. (Sweden) (a)	115	2,093
Skyward Specialty Insurance Group, Inc. (a)	39	1,778
Slide Insurance Holdings, Inc. (a)	254	4,061
	Shares	Value
Stewart Information Services Corp.	5	$341
Tiptree, Inc.	16	283
Travelers Cos., Inc.	168	45,128
Trupanion, Inc. (a)	43	1,720
United Fire Group, Inc.	13	393
Universal Insurance Holdings, Inc.	16	493
Unum Group	87	6,388
W.R. Berkley Corp.	156	11,129
White Mountains Insurance Group Ltd.	2	3,809
Willis Towers Watson PLC	75	23,483
		775,967
Interactive Media & Services (6.9%)
Alphabet, Inc., Class A	4,182	1,175,937
Alphabet, Inc., Class C	3,616	1,019,061
Angi, Inc. (a)	28	372
Cargurus, Inc. (a)	64	2,248
Cars.com, Inc. (a)	31	333
EverQuote, Inc., Class A (a)	17	366
fuboTV, Inc. (a)	125	472
Grindr, Inc. (Singapore) (a)	20	277
IAC, Inc. (a)	52	1,675
Match Group, Inc.	169	5,465
Meta Platforms, Inc., Class A	1,545	1,001,701
Pinterest, Inc., Class A (a)	450	14,895
QuinStreet, Inc. (a)	23	340
Reddit, Inc., Class A (a)	83	17,343
Rumble, Inc. (a)	522	3,581
Shutterstock, Inc.	23	576
Snap, Inc., Class A (a)	751	5,858
TripAdvisor, Inc. (a)	113	1,815
Trump Media & Technology Group Corp. (a)	106	1,624
Vimeo, Inc. (a)	71	554
Webtoon Entertainment, Inc. (Korea, Republic of) (a)	45	789
Yelp, Inc. (a)	11	363
Ziff Davis, Inc. (a)	50	1,695
ZoomInfo Technologies, Inc. (a)	206	2,311
		3,259,651
Leisure Products (0.1%)
Acushnet Holdings Corp.	40	3,093
Brunswick Corp.	32	2,115
Hasbro, Inc.	94	7,173
Malibu Boats, Inc., Class A (a)	14	390
Mattel, Inc. (a)	236	4,338
Peloton Interactive, Inc., Class A (a)	368	2,672
Polaris, Inc.	46	3,041
Sturm Ruger & Co., Inc.	10	424
Topgolf Callaway Brands Corp. (a)	209	1,967
YETI Holdings, Inc. (a)	55	1,869
		27,082
Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A (a)	44	600
Adaptive Biotechnologies Corp. (a)	156	2,708

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Life Sciences Tools & Services (cont'd)
Agilent Technologies, Inc.	200	$29,272
Avantor, Inc. (a)	502	5,934
Azenta, Inc. (a)	13	393
BioLife Solutions, Inc. (a)	16	446
Bio-Rad Laboratories, Inc., Class A (a)	18	5,752
Bio-Techne Corp.	96	6,007
Bruker Corp.	77	2,998
Charles River Laboratories International, Inc. (a)	34	6,122
Danaher Corp.	458	98,644
ICON PLC ADR (a)	57	9,794
Illumina, Inc. (a)	111	13,713
IQVIA Holdings, Inc. (a)	120	25,975
Medpace Holdings, Inc. (a)	18	10,528
Mesa Laboratories, Inc.	3	216
Mettler-Toledo International, Inc. (a)	14	19,828
Repligen Corp. (a)	40	5,962
Revvity, Inc.	90	8,423
Sotera Health Co. (a)	126	2,092
Tempus AI, Inc. (a)	82	7,368
Thermo Fisher Scientific, Inc.	273	154,897
Waters Corp. (a)	47	16,431
West Pharmaceutical Services, Inc.	51	14,386
		448,489
Machinery (1.8%)
AGCO Corp.	40	4,126
Alamo Group, Inc.	2	357
Albany International Corp., Class A	32	1,811
Allison Transmission Holdings, Inc.	68	5,613
Astec Industries, Inc.	10	465
Atmus Filtration Technologies, Inc.	51	2,320
Blue Bird Corp. (a)	10	500
Caterpillar, Inc.	329	189,919
Chart Industries, Inc. (a)	32	6,388
CNH Industrial NV	735	7,710
Crane Co.	32	6,080
Cummins, Inc.	97	42,455
Deere & Co.	181	83,555
Donaldson Co., Inc.	69	5,813
Douglas Dynamics, Inc.	85	2,570
Dover Corp.	79	14,335
Energy Recovery, Inc. (a)	24	411
Enerpac Tool Group Corp.	46	1,888
Enpro, Inc.	11	2,552
Esab Corp.	38	4,439
ESCO Technologies, Inc.	21	4,609
Federal Signal Corp.	48	5,665
Flowserve Corp.	96	6,552
Fortive Corp.	213	10,722
Franklin Electric Co., Inc.	56	5,307
Gates Industrial Corp. PLC (a)	155	3,422
Gorman-Rupp Co.	11	495
	Shares	Value
Graco, Inc.	153	$12,511
Greenbrier Cos., Inc.	9	376
Helios Technologies, Inc.	13	720
Hillenbrand, Inc.	77	2,433
Hillman Solutions Corp. (a)	245	2,259
Hyster-Yale, Inc.	9	323
IDEX Corp.	57	9,773
Illinois Tool Works, Inc.	218	53,175
Ingersoll Rand, Inc.	265	20,227
ITT, Inc.	39	7,218
JBT Marel Corp.	50	6,305
Kadant, Inc.	7	1,937
Kennametal, Inc.	93	2,041
Lincoln Electric Holdings, Inc.	32	7,502
Lindsay Corp.	14	1,557
Middleby Corp. (a)	34	4,224
Mueller Industries, Inc.	65	6,882
Mueller Water Products, Inc., Class A	125	3,208
Nordson Corp.	25	5,799
Oshkosh Corp.	40	4,932
Otis Worldwide Corp.	289	26,808
PACCAR, Inc.	395	38,868
Parker-Hannifin Corp.	94	72,646
Pentair PLC	107	11,379
Proto Labs, Inc. (a)	11	547
RBC Bearings, Inc. (a)	24	10,285
REV Group, Inc.	39	2,000
Snap-on, Inc.	37	12,415
SPX Technologies, Inc. (a)	23	5,149
Standex International Corp.	2	466
Stanley Black & Decker, Inc.	115	7,788
Symbotic, Inc. (a)	55	4,452
Tennant Co.	5	400
Terex Corp.	40	1,841
Timken Co.	39	3,062
Toro Co.	42	3,139
Trinity Industries, Inc.	66	1,806
Wabash National Corp.	162	1,299
Watts Water Technologies, Inc., Class A	15	4,089
Westinghouse Air Brake Technologies Corp.	133	27,191
Worthington Enterprises, Inc.	30	1,683
Xylem, Inc.	173	26,097
		836,891
Marine Transportation (0.0%)‡
Costamare, Inc. (Monaco)	40	489
Genco Shipping & Trading Ltd.	30	511
Global Ship Lease, Inc., Class A (United Kingdom)	19	599
Kirby Corp. (a)	27	2,794
Matson, Inc.	15	1,514
Star Bulk Carriers Corp. (Greece)	104	1,958
		7,865

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Media (0.4%)
Altice USA, Inc., Class A (a)	156	$348
Boston Omaha Corp., Class A (a)	150	1,908
Cable One, Inc.	2	297
Charter Communications, Inc., Class A (a)	75	17,538
Comcast Corp., Class A	2,511	69,894
DoubleVerify Holdings, Inc. (a)	169	1,923
EchoStar Corp., Class A (a)	72	5,391
Emerald Holding, Inc.	98	430
Fox Corp., Class A	144	9,310
Fox Corp., Class B	107	6,250
Ibotta, Inc., Class A (a)	8	258
Integral Ad Science Holding Corp. (a)	51	521
Interpublic Group of Cos., Inc.	240	6,158
John Wiley & Sons, Inc., Class A	45	1,659
Liberty Broadband Corp., Class A (a)	5	267
Liberty Broadband Corp., Class C (a)	84	4,521
Magnite, Inc. (a)	92	1,645
New York Times Co., Class A	90	5,129
News Corp., Class A	310	8,215
News Corp., Class B	129	3,931
Newsmax, Inc. (a)	126	1,260
Nexstar Media Group, Inc.	16	3,132
Omnicom Group, Inc.	120	9,002
Sinclair, Inc.	26	355
Sirius XM Holdings, Inc.	100	2,169
Stagwell, Inc. (a)	67	318
TEGNA, Inc.	98	1,928
Trade Desk, Inc., Class A (a)	364	18,302
		182,059
Metals & Mining (0.5%)
Alcoa Corp.	214	7,873
Alpha Metallurgical Resources, Inc. (a)	3	520
Century Aluminum Co. (a)	89	2,636
Cleveland-Cliffs, Inc. (a)	458	5,693
Coeur Mining, Inc. (a)	487	8,362
Commercial Metals Co.	70	4,155
Freeport-McMoRan, Inc.	1,101	45,912
Hecla Mining Co.	435	5,598
Ivanhoe Electric, Inc. (a)	69	1,021
Kaiser Aluminum Corp.	6	543
Materion Corp.	18	2,063
Metallus, Inc. (a)	123	2,164
MP Materials Corp. (a)	90	5,678
Newmont Corp.	810	65,586
Nucor Corp.	170	25,509
Perpetua Resources Corp. (a)	32	769
Reliance, Inc.	47	13,274
Royal Gold, Inc.	53	9,264
Ryerson Holding Corp.	16	353
Southern Copper Corp. (Peru)	72	9,994
Steel Dynamics, Inc.	103	16,150
	Shares	Value
SunCoke Energy, Inc.	40	$320
Warrior Met Coal, Inc.	48	3,256
Worthington Steel, Inc.	15	480
		237,173
Mortgage Real Estate Investment (0.1%)
AGNC Investment Corp. REIT	802	8,020
Annaly Capital Management, Inc. REIT	468	9,908
Apollo Commercial Real Estate Finance, Inc. REIT	41	401
Arbor Realty Trust, Inc. REIT	159	1,604
ARMOUR Residential REIT, Inc. REIT	126	2,044
Blackstone Mortgage Trust, Inc., Class A REIT	86	1,589
BrightSpire Capital, Inc. REIT	77	397
Chimera Investment Corp. REIT	33	421
Dynex Capital, Inc. REIT	153	2,026
Ellington Financial, Inc. REIT	329	4,382
Franklin BSP Realty Trust, Inc. REIT	33	335
KKR Real Estate Finance Trust, Inc. REIT	40	326
Ladder Capital Corp. REIT	220	2,325
MFA Financial, Inc. REIT	42	378
Orchid Island Capital, Inc. REIT	238	1,721
PennyMac Mortgage Investment Trust REIT	158	1,902
Ready Capital Corp. REIT	77	226
Redwood Trust, Inc. REIT	68	361
Rithm Capital Corp. REIT	394	4,322
Starwood Property Trust, Inc. REIT	267	4,854
TPG RE Finance Trust, Inc. REIT	50	432
Two Harbors Investment Corp. REIT	32	311
		48,285
Multi-Utilities (0.5%)
Ameren Corp.	182	18,568
Avista Corp.	56	2,131
Black Hills Corp.	6	381
CenterPoint Energy, Inc.	497	19,005
CMS Energy Corp.	186	13,680
Consolidated Edison, Inc.	254	24,742
Dominion Energy, Inc.	650	38,148
DTE Energy Co.	121	16,400
NiSource, Inc.	274	11,538
Northwestern Energy Group, Inc.	7	418
Public Service Enterprise Group, Inc.	350	28,196
Sempra	452	41,557
Unitil Corp.	7	341
WEC Energy Group, Inc.	198	22,123
		237,228
Office REITs (0.1%)
Brandywine Realty Trust REIT	427	1,465
BXP, Inc. REIT	125	8,899
COPT Defense Properties REIT	67	1,887
Cousins Properties, Inc. REIT	93	2,411
Douglas Emmett, Inc. REIT	180	2,329
Easterly Government Properties, Inc. REIT	16	346
Empire State Realty Trust, Inc., Class A REIT	50	370

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Office REITs (cont'd)
Highwoods Properties, Inc. REIT	61	$1,746
Kilroy Realty Corp. REIT	51	2,155
Paramount Group, Inc. REIT (a)	85	556
Piedmont Realty Trust, Inc., Class A REIT	56	451
Postal Realty Trust, Inc., Class A REIT	127	1,881
SL Green Realty Corp. REIT	53	2,722
Vornado Realty Trust REIT	104	3,946
		31,164
Oil, Gas & Consumable Fuels (2.6%)
Antero Midstream Corp.	219	3,778
Antero Resources Corp. (a)	185	5,718
APA Corp.	192	4,349
Berry Corp.	843	2,841
BKV Corp. (Thailand) (a)	22	519
California Resources Corp.	40	1,887
Centrus Energy Corp., Class A (a)	12	4,409
Cheniere Energy, Inc.	157	33,284
Chevron Corp.	1,345	212,133
Chord Energy Corp.	29	2,631
Civitas Resources, Inc.	60	1,730
CNX Resources Corp. (a)	102	3,433
Comstock Resources, Inc. (a)	100	1,875
ConocoPhillips	953	84,684
Core Natural Resources, Inc.	22	1,738
Coterra Energy, Inc.	544	12,871
Crescent Energy Co., Class A	46	388
CVR Energy, Inc. (a)	21	747
Delek U.S. Holdings, Inc.	29	1,095
Devon Energy Corp.	440	14,296
DHT Holdings, Inc.	152	2,018
Diamondback Energy, Inc.	139	19,903
Dorian LPG Ltd.	20	577
DT Midstream, Inc.	73	7,993
Energy Fuels, Inc. (Canada) (a)	213	4,369
EOG Resources, Inc.	402	42,548
EQT Corp.	435	23,307
Excelerate Energy, Inc., Class A	13	337
Expand Energy Corp.	161	16,633
Exxon Mobil Corp.	3,014	344,681
FLEX LNG Ltd. (Norway) (a)	76	1,974
Frontline PLC (Norway)	107	2,679
Granite Ridge Resources, Inc.	72	380
Gulfport Energy Corp. (a)	10	1,860
HF Sinclair Corp.	98	5,057
HighPeak Energy, Inc.	40	266
International Seaways, Inc.	12	615
Kinder Morgan, Inc.	1,282	33,576
Kosmos Energy Ltd. (Ghana) (a)	216	339
Magnolia Oil & Gas Corp., Class A	126	2,830
Marathon Petroleum Corp.	223	43,465
Matador Resources Co.	48	1,894
	Shares	Value
Murphy Oil Corp.	78	$2,207
Navigator Holdings Ltd.	30	493
New Fortress Energy, Inc. (a)	59	76
NextDecade Corp. (a)	50	296
Northern Oil & Gas, Inc.	17	376
Occidental Petroleum Corp.	610	25,132
ONEOK, Inc.	437	29,279
Ovintiv, Inc.	179	6,714
Par Pacific Holdings, Inc. (a)	25	999
PBF Energy, Inc., Class A	89	3,041
Peabody Energy Corp.	112	3,071
Permian Resources Corp.	230	2,889
Phillips 66	313	42,612
Range Resources Corp.	172	6,115
REX American Resources Corp. (a)	20	641
Sable Offshore Corp. (a)	84	879
Scorpio Tankers, Inc. (Monaco)	43	2,653
SFL Corp. Ltd. (Norway)	47	351
SM Energy Co.	75	1,567
Talos Energy, Inc. (a)	274	2,688
Targa Resources Corp.	181	27,881
Teekay Corp. Ltd. (Bermuda)	229	2,203
Teekay Tankers Ltd., Class A (Canada)	9	549
Texas Pacific Land Corp.	13	12,264
Uranium Energy Corp. (a)	348	5,265
Valero Energy Corp.	231	39,168
Venture Global, Inc., Class A	244	2,091
Viper Energy, Inc., Class A	128	4,808
Vitesse Energy, Inc.	77	1,675
Williams Cos., Inc.	846	48,958
World Kinect Corp.	71	1,835
		1,230,483
Paper & Forest Products (0.0%)‡
Louisiana-Pacific Corp.	97	8,449
Sylvamo Corp.	98	3,979
		12,428
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (a)	90	3,756
Allegiant Travel Co. (a)	7	435
American Airlines Group, Inc. (a)	759	9,966
Copa Holdings SA, Class A (Panama)	34	4,257
Delta Air Lines, Inc.	480	27,542
Frontier Group Holdings, Inc. (a)	97	374
JetBlue Airways Corp. (a)	427	1,793
Joby Aviation, Inc. (a)	364	6,312
SkyWest, Inc. (a)	28	2,814
Southwest Airlines Co.	321	9,726
Sun Country Airlines Holdings, Inc. (a)	33	405
United Airlines Holdings, Inc. (a)	241	22,664
		90,044

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Personal Care Products (0.1%)
BellRing Brands, Inc. (a)	83	$2,501
Coty, Inc., Class A (a)	359	1,425
Edgewell Personal Care Co.	78	1,512
elf Beauty, Inc. (a)	35	4,275
Estee Lauder Cos., Inc., Class A	166	16,051
Herbalife Ltd. (a)	51	408
Interparfums, Inc.	3	267
Kenvue, Inc.	1,504	21,613
Olaplex Holdings, Inc. (a)	280	291
		48,343
Pharmaceuticals (2.8%)
Amneal Pharmaceuticals, Inc. (a)	235	2,543
Amphastar Pharmaceuticals, Inc. (a)	15	382
ANI Pharmaceuticals, Inc. (a)	5	453
Atea Pharmaceuticals, Inc. (a)	557	1,810
Axsome Therapeutics, Inc. (a)	31	4,185
Bristol-Myers Squibb Co.	1,499	69,059
Collegium Pharmaceutical, Inc. (a)	14	504
Corcept Therapeutics, Inc. (a)	79	5,804
Crinetics Pharmaceuticals, Inc. (a)	111	4,828
Edgewise Therapeutics, Inc. (a)	30	548
Elanco Animal Health, Inc. (a)	333	7,376
Eli Lilly & Co.	609	525,482
Enliven Therapeutics, Inc. (a)	23	539
Evolus, Inc. (a)	37	239
Harmony Biosciences Holdings, Inc. (a)	12	343
Harrow, Inc. (a)	15	567
Innoviva, Inc. (a)	99	1,802
Jazz Pharmaceuticals PLC (a)	48	6,607
Johnson & Johnson	1,719	324,667
Ligand Pharmaceuticals, Inc. (a)	15	2,870
Liquidia Corp. (a)	28	682
Merck & Co., Inc.	1,768	152,013
Nuvation Bio, Inc. (a)	197	1,028
Ocular Therapeutix, Inc. (a)	176	2,052
Organon & Co.	174	1,174
Pacira BioSciences, Inc. (a)	15	321
Perrigo Co. PLC	66	1,369
Pfizer, Inc.	4,120	101,558
Phibro Animal Health Corp., Class A	19	799
Prestige Consumer Healthcare, Inc. (a)	56	3,394
Royalty Pharma PLC, Class A	315	11,825
Supernus Pharmaceuticals, Inc. (a)	47	2,591
Tarsus Pharmaceuticals, Inc. (a)	34	2,339
Viatris, Inc.	930	9,635
Xeris Biopharma Holdings, Inc. (a)	87	844
Zoetis, Inc.	322	46,397
		1,298,629
Professional Services (0.7%)
Alight, Inc., Class A	69	199
Amentum Holdings, Inc. (a)	85	1,905
	Shares	Value
Automatic Data Processing, Inc.	292	$76,008
Barrett Business Services, Inc.	9	364
Booz Allen Hamilton Holding Corp.	78	6,799
Broadridge Financial Solutions, Inc.	81	17,852
CACI International, Inc., Class A (a)	16	8,996
CBIZ, Inc. (a)	24	1,320
Clarivate PLC (a)	501	1,703
Concentrix Corp.	37	1,492
CRA International, Inc.	2	381
CSG Systems International, Inc.	29	2,270
Dayforce, Inc. (a)	103	7,080
Equifax, Inc.	92	19,421
ExlService Holdings, Inc. (a)	93	3,636
Exponent, Inc.	31	2,195
First Advantage Corp. (a)	25	316
FTI Consulting, Inc. (a)	14	2,310
Heidrick & Struggles International, Inc.	8	467
Huron Consulting Group, Inc. (a)	14	2,302
IBEX Holdings Ltd. (Bermuda) (a)	102	3,812
ICF International, Inc.	23	1,846
Innodata, Inc. (a)	30	2,238
Insperity, Inc.	32	1,412
Jacobs Solutions, Inc.	77	11,997
KBR, Inc.	58	2,485
Kelly Services, Inc., Class A	236	2,646
Kforce, Inc.	7	177
Korn Ferry	26	1,682
Legalzoom.com, Inc. (a)	46	459
Leidos Holdings, Inc.	93	17,714
ManpowerGroup, Inc.	46	1,410
Maximus, Inc.	28	2,327
Parsons Corp. (a)	26	2,162
Paychex, Inc.	237	27,736
Paycom Software, Inc.	38	7,109
Paylocity Holding Corp. (a)	22	3,108
Planet Labs PBC (a)	102	1,372
Resources Connection, Inc.	267	1,175
Robert Half, Inc.	55	1,440
Science Applications International Corp.	44	4,123
SS&C Technologies Holdings, Inc.	162	13,757
TaskUS, Inc., Class A (Philippines) (a)	29	387
TIC Solutions, Inc. (a)	24	291
TransUnion	141	11,446
TriNet Group, Inc.	27	1,620
UL Solutions, Inc., Class A	47	3,660
Upwork, Inc. (a)	141	2,248
Verisk Analytics, Inc.	98	21,439
Verra Mobility Corp. (a)	78	1,810
Willdan Group, Inc. (a)	9	851
		312,955

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A (a)	221	$33,687
Compass, Inc., Class A (a)	249	1,920
CoStar Group, Inc. (a)	275	18,923
eXp World Holdings, Inc.	37	379
Forestar Group, Inc. (a)	18	468
Howard Hughes Holdings, Inc. (a)	71	5,629
Jones Lang LaSalle, Inc. (a)	31	9,458
Kennedy-Wilson Holdings, Inc.	305	2,306
Landbridge Co. LLC, Class A	5	296
Marcus & Millichap, Inc.	11	321
Newmark Group, Inc., Class A	111	1,979
Opendoor Technologies, Inc. (a)	499	3,877
RMR Group, Inc., Class A	118	1,826
St. Joe Co.	58	3,293
Zillow Group, Inc., Class A (a)	80	5,722
Zillow Group, Inc., Class C (a)	137	10,272
		100,356
Residential REITs (0.2%)
American Homes 4 Rent, Class A REIT	187	5,909
Apartment Investment & Management Co., Class A REIT	248	1,319
AvalonBay Communities, Inc. REIT	93	16,175
BRT Apartments Corp. REIT	255	3,751
Camden Property Trust REIT	54	5,372
Centerspace REIT	6	356
Elme Communities REIT	24	395
Equity LifeStyle Properties, Inc. REIT	96	5,861
Equity Residential REIT	284	16,881
Essex Property Trust, Inc. REIT	43	10,826
Independence Realty Trust, Inc. REIT	127	2,023
Invitation Homes, Inc. REIT	349	9,824
Mid-America Apartment Communities, Inc. REIT	67	8,591
NexPoint Residential Trust, Inc. REIT	10	307
Sun Communities, Inc. REIT	90	11,394
UDR, Inc. REIT	211	7,109
UMH Properties, Inc. REIT	113	1,643
Veris Residential, Inc. REIT	159	2,283
		110,019
Retail REITs (0.3%)
Acadia Realty Trust REIT	102	1,945
Agree Realty Corp. REIT	63	4,600
Alexander's, Inc. REIT	8	1,767
Brixmor Property Group, Inc. REIT	163	4,264
CBL & Associates Properties, Inc. REIT	16	473
Curbline Properties Corp. REIT	207	4,773
Federal Realty Investment Trust REIT	59	5,675
FrontView, Inc. REIT	135	1,795
Getty Realty Corp. REIT	106	2,908
InvenTrust Properties Corp. REIT	13	356
Kimco Realty Corp. REIT	403	8,326
Kite Realty Group Trust REIT	90	1,993
	Shares	Value
Macerich Co. REIT	158	$2,710
NETSTREIT Corp. REIT	106	1,974
NNN REIT, Inc. REIT	114	4,612
Phillips Edison & Co., Inc. REIT	127	4,298
Realty Income Corp. REIT	659	38,209
Regency Centers Corp. REIT	95	6,550
Saul Centers, Inc. REIT	11	326
Simon Property Group, Inc. REIT	228	40,073
SITE Centers Corp. REIT	493	3,614
Tanger, Inc. REIT	59	1,921
Urban Edge Properties REIT	21	404
Whitestone REIT REIT	28	351
		143,917
Semiconductors & Semiconductor Equipment (13.3%)
ACM Research, Inc., Class A (a)	19	788
Advanced Micro Devices, Inc. (a)	1,154	295,562
Allegro MicroSystems, Inc. (Japan) (a)	70	2,094
Alpha & Omega Semiconductor Ltd. (a)	18	505
Ambarella, Inc. (a)	48	4,091
Amkor Technology, Inc.	85	2,744
Analog Devices, Inc.	345	80,775
Applied Materials, Inc.	585	136,364
Astera Labs, Inc. (a)	92	17,175
Axcelis Technologies, Inc. (a)	27	2,148
Broadcom, Inc.	3,307	1,222,366
CEVA, Inc. (a)	16	435
Cirrus Logic, Inc. (a)	25	3,316
Cohu, Inc. (a)	24	571
Diodes, Inc. (a)	37	1,974
Enphase Energy, Inc. (a)	57	1,739
Entegris, Inc.	109	9,981
First Solar, Inc. (a)	74	19,754
Global Foundries, Inc. (a)	97	3,453
Ichor Holdings Ltd. (a)	112	2,540
Impinj, Inc. (a)	13	2,628
Intel Corp. (a)	3,108	124,289
KLA Corp.	97	117,248
Kulicke & Soffa Industries, Inc. (Singapore)	72	2,875
Lam Research Corp.	938	147,697
Lattice Semiconductor Corp. (a)	82	5,983
MACOM Technology Solutions Holdings, Inc. (a)	45	6,666
Marvell Technology, Inc.	615	57,650
MaxLinear, Inc. (a)	34	515
Microchip Technology, Inc.	342	21,348
Micron Technology, Inc.	791	177,002
MKS, Inc.	56	8,048
Monolithic Power Systems, Inc.	34	34,170
NVIDIA Corp.	16,779	3,397,580
ON Semiconductor Corp. (a)	301	15,074
Onto Innovation, Inc. (a)	28	3,779
PDF Solutions, Inc. (a)	20	583
Penguin Solutions, Inc. (a)	22	490

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Semiconductors & Semiconductor Equipment (cont'd)
Photronics, Inc. (a)	19	$454
Power Integrations, Inc.	41	1,718
Qorvo, Inc. (a)	69	6,549
QUALCOMM, Inc.	740	133,866
Rambus, Inc. (a)	65	6,685
Rigetti Computing, Inc. (a)	246	10,890
Semtech Corp. (a)	81	5,497
Silicon Laboratories, Inc. (a)	25	3,277
SiTime Corp. (a)	18	5,214
Skyworks Solutions, Inc.	92	7,150
SolarEdge Technologies, Inc. (a)	30	1,053
Synaptics, Inc. (a)	29	2,057
Teradyne, Inc.	120	21,811
Texas Instruments, Inc.	664	107,209
Ultra Clean Holdings, Inc. (a)	136	3,728
Universal Display Corp.	29	4,271
Veeco Instruments, Inc. (a)	19	546
		6,253,975
Software (10.6%)
A10 Networks, Inc.	22	392
ACI Worldwide, Inc. (a)	75	3,572
Adeia, Inc.	120	2,045
Adobe, Inc. (a)	308	104,816
Agilysys, Inc. (a)	19	2,384
Alarm.com Holdings, Inc. (a)	7	345
Alkami Technology, Inc. (a)	73	1,481
Amplitude, Inc., Class A (a)	321	3,226
Appfolio, Inc., Class A (a)	21	5,343
Appian Corp., Class A (a)	13	389
AppLovin Corp., Class A (a)	181	115,357
Asana, Inc., Class A Class A (a)	23	323
Atlassian Corp., Class A (a)	118	19,992
Aurora Innovation, Inc. (a)	812	4,255
Autodesk, Inc. (a)	160	48,214
AvePoint, Inc. (a)	136	1,914
Bentley Systems, Inc., Class B	89	4,524
Bill Holdings, Inc. (a)	65	3,228
BitMine Immersion Technologies, Inc. (a)	81	3,779
Blackbaud, Inc. (a)	30	1,921
BlackLine, Inc. (a)	33	1,889
Blend Labs, Inc., Class A (a)	111	367
Box, Inc., Class A (a)	68	2,182
Braze, Inc., Class A (a)	114	3,267
Cadence Design Systems, Inc. (a)	198	67,061
CCC Intelligent Solutions Holdings, Inc. (a)	338	2,947
Cipher Mining, Inc. (a)	155	2,891
Circle Internet Group, Inc. (a)	86	10,920
Cleanspark, Inc. (a)	177	3,151
Clear Secure, Inc., Class A	61	1,859
Clearwater Analytics Holdings, Inc., Class A (a)	186	3,424
Commvault Systems, Inc. (a)	24	3,341
	Shares	Value
Confluent, Inc., Class A (a)	220	$5,141
Core Scientific, Inc. (a)	142	3,059
Crowdstrike Holdings, Inc., Class A (a)	172	93,398
Datadog, Inc., Class A (a)	229	37,284
Docusign, Inc. (a)	144	10,532
Dolby Laboratories, Inc., Class A	27	1,791
Dropbox, Inc., Class A (a)	117	3,393
D-Wave Quantum, Inc. (Canada) (a)	198	7,338
Dynatrace, Inc. (a)	198	10,013
Elastic NV (a)	51	4,550
EverCommerce, Inc. (a)	34	394
Fair Isaac Corp. (a)	16	26,552
Five9, Inc. (a)	72	1,748
Fortinet, Inc. (a)	466	40,276
Freshworks, Inc., Class A (a)	150	1,665
Gen Digital, Inc.	456	12,020
Gitlab, Inc., Class A (a)	92	4,485
Guidewire Software, Inc. (a)	74	17,289
HubSpot, Inc. (a)	36	17,709
I3 Verticals, Inc., Class A (a)	14	431
Informatica, Inc., Class A (a)	81	2,014
Intapp, Inc. (a)	36	1,382
InterDigital, Inc.	18	6,515
Intuit, Inc.	195	130,172
Jamf Holding Corp. (a)	32	411
JFrog Ltd. (a)	103	4,890
Klaviyo, Inc., Class A (a)	59	1,534
Life360, Inc. (a)	52	5,133
LiveRamp Holdings, Inc. (a)	68	1,859
Manhattan Associates, Inc. (a)	40	7,283
MARA Holdings, Inc. (a)	278	5,079
Microsoft Corp.	5,255	2,721,092
N-able, Inc. (a)	51	399
nCino, Inc. (a)	82	2,188
NCR Voyix Corp. (a)	156	1,780
NextNav, Inc. (a)	29	387
Nutanix, Inc., Class A (a)	174	12,396
OneSpan, Inc.	24	274
Onestream, Inc. (a)	55	1,039
Oracle Corp.	1,182	310,405
Pagaya Technologies Ltd., Class A (a)	36	968
PagerDuty, Inc. (a)	23	369
Palantir Technologies, Inc., Class A (a)	1,499	300,505
Palo Alto Networks, Inc. (a)	461	101,531
PAR Technology Corp. (a)	39	1,378
Pegasystems, Inc.	40	2,546
Procore Technologies, Inc. (a)	61	4,503
PROS Holdings, Inc. (a)	21	484
PTC, Inc. (a)	77	15,288
Q2 Holdings, Inc. (a)	30	1,853
Qualys, Inc. (a)	19	2,342
Rapid7, Inc. (a)	15	278
RingCentral, Inc., Class A (a)	67	2,018
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Software (cont'd)
Riot Platforms, Inc. (a)	293	$5,796
Roper Technologies, Inc.	73	32,569
Rubrik, Inc., Class A (a)	69	5,194
SailPoint, Inc. (a)	193	4,184
Salesforce, Inc.	664	172,912
Samsara, Inc., Class A (a)	191	7,672
Sapiens International Corp. NV (Israel)	13	560
SEMrush Holdings, Inc., Class A (a)	39	283
SentinelOne, Inc., Class A (a)	211	3,766
ServiceNow, Inc. (a)	146	134,215
ServiceTitan, Inc., Class A (a)	32	3,020
SoundHound AI, Inc., Class A (a)	322	5,674
Sprinklr, Inc., Class A (a)	45	347
Sprout Social, Inc., Class A (a)	18	185
SPS Commerce, Inc. (a)	36	2,961
Strategy, Inc., Class A (a)	189	50,937
Synopsys, Inc. (a)	139	63,081
Tenable Holdings, Inc. (a)	56	1,625
Teradata Corp. (a)	84	1,751
Terawulf, Inc. (a)	154	2,387
Tyler Technologies, Inc. (a)	31	14,764
UiPath, Inc., Class A (a)	312	4,948
Unity Software, Inc. (a)	240	9,096
Varonis Systems, Inc. (a)	52	1,832
Verint Systems, Inc. (a)	22	446
Vertex, Inc., Class A (a)	69	1,580
Weave Communications, Inc. (a)	35	259
Workday, Inc., Class A (a)	148	35,508
Workiva, Inc. (a)	26	2,210
Yext, Inc. (a)	58	491
Zeta Global Holdings Corp., Class A (a)	156	2,806
Zoom Communications, Inc. (a)	191	16,661
Zscaler, Inc. (a)	68	22,518
		4,992,400
Specialized REITs (0.7%)
American Tower Corp. REIT	339	60,674
Crown Castle, Inc. REIT	319	28,780
CubeSmart REIT	115	4,332
Digital Realty Trust, Inc. REIT	236	40,217
EPR Properties REIT	97	4,755
Equinix, Inc. REIT	69	58,375
Extra Space Storage, Inc. REIT	131	17,494
Four Corners Property Trust, Inc. REIT	191	4,515
Gaming & Leisure Properties, Inc. REIT	151	6,744
Gladstone Land Corp. REIT	155	1,404
Iron Mountain, Inc. REIT	189	19,457
Lamar Advertising Co., Class A REIT	49	5,811
Millrose Properties, Inc. REIT	86	2,770
National Storage Affiliates Trust REIT	57	1,658
Outfront Media, Inc. REIT	140	2,477
PotlatchDeltic Corp. REIT	45	1,800
	Shares	Value
Public Storage REIT	101	$28,135
Rayonier, Inc. REIT	73	1,611
Safehold, Inc. REIT	24	346
SBA Communications Corp. REIT	86	16,467
Smartstop Self Storage, Inc. REIT	56	1,924
VICI Properties, Inc. REIT	724	21,713
Weyerhaeuser Co. REIT	517	11,891
		343,350
Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A (a)	38	2,757
Academy Sports & Outdoors, Inc.	37	1,772
Advance Auto Parts, Inc.	85	4,006
American Eagle Outfitters, Inc.	149	2,490
Arhaus, Inc. (a)	43	431
Asbury Automotive Group, Inc. (a)	12	2,815
AutoNation, Inc. (a)	27	5,396
AutoZone, Inc. (a)	12	44,093
Bath & Body Works, Inc.	152	3,721
Best Buy Co., Inc.	120	9,857
Boot Barn Holdings, Inc. (a)	24	4,552
Buckle, Inc.	35	1,918
Burlington Stores, Inc. (a)	52	14,227
Caleres, Inc.	22	243
Camping World Holdings, Inc., Class A	27	355
CarMax, Inc. (a)	137	5,742
Carvana Co. (a)	87	26,669
Chewy, Inc., Class A (a)	137	4,620
Dick's Sporting Goods, Inc.	38	8,415
Five Below, Inc. (a)	29	4,561
Floor & Decor Holdings, Inc., Class A (a)	59	3,686
GameStop Corp., Class A (a)	315	7,021
Gap, Inc.	110	2,513
Group 1 Automotive, Inc.	6	2,385
Home Depot, Inc.	708	268,750
Lithia Motors, Inc.	15	4,711
Lowe's Cos., Inc.	406	96,681
Murphy USA, Inc.	17	6,089
National Vision Holdings, Inc. (a)	99	2,549
O'Reilly Automotive, Inc. (a)	621	58,647
Penske Automotive Group, Inc.	10	1,601
Petco Health & Wellness Co., Inc. (a)	105	334
Revolve Group, Inc. (a)	17	376
RH (a)	9	1,552
Ross Stores, Inc.	233	37,028
Sally Beauty Holdings, Inc. (a)	41	619
Shoe Carnival, Inc.	18	330
Signet Jewelers Ltd.	26	2,570
Sonic Automotive, Inc., Class A	6	381
TJX Cos., Inc.	827	115,896
Tractor Supply Co.	378	20,454
Ulta Beauty, Inc. (a)	32	16,636
Upbound Group, Inc.	108	2,093

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Specialty Retail (cont'd)
Urban Outfitters, Inc. (a)	47	$3,037
Valvoline, Inc. (a)	69	2,278
Victoria's Secret & Co. (a)	91	3,208
Warby Parker, Inc., Class A (a)	91	1,783
Wayfair, Inc., Class A (a)	67	6,935
Williams-Sonoma, Inc.	78	15,159
Winmark Corp.	4	1,613
		835,555
Tech Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	10,337	2,794,815
CompoSecure, Inc., Class A (a)	33	655
Corsair Gaming, Inc. (a)	56	456
Dell Technologies, Inc., Class C	220	35,642
Diebold Nixdorf, Inc. (a)	33	1,952
Hewlett Packard Enterprise Co.	932	22,760
HP, Inc.	648	17,930
IonQ, Inc. (a)	182	11,353
NetApp, Inc.	121	14,251
Pure Storage, Inc., Class A (a)	240	23,688
Quantum Computing, Inc. (a)	178	2,974
Sandisk Corp. (a)	87	17,342
Seagate Technology Holdings PLC	141	36,079
Super Micro Computer, Inc. (a)	356	18,498
Western Digital Corp.	251	37,703
		3,036,098
Textiles, Apparel & Luxury Goods (0.3%)
Birkenstock Holding PLC (Germany) (a)	7	279
Capri Holdings Ltd. (Virgin Islands, British) (a)	101	2,096
Carter's, Inc.	10	314
Columbia Sportswear Co.	5	248
Crocs, Inc. (a)	46	3,758
Deckers Outdoor Corp. (a)	111	9,047
Figs, Inc., Class A (a)	87	649
G-III Apparel Group Ltd. (a)	14	376
Hanesbrands, Inc. (a)	388	2,565
Kontoor Brands, Inc.	43	3,480
Levi Strauss & Co., Class A	91	1,845
Lululemon Athletica, Inc. (a)	69	11,767
NIKE, Inc., Class B	797	51,478
Oxford Industries, Inc.	7	258
PVH Corp.	37	2,898
Ralph Lauren Corp.	24	7,672
Steven Madden Ltd.	73	2,475
Tapestry, Inc.	148	16,253
Under Armour, Inc., Class A (a)	66	304
Under Armour, Inc., Class C (a)	69	306
VF Corp.	312	4,381
Wolverine World Wide, Inc.	84	1,907
		124,356
	Shares	Value
Tobacco (0.5%)
Altria Group, Inc.	1,197	$67,487
Philip Morris International, Inc.	1,102	159,052
Turning Point Brands, Inc.	6	539
Universal Corp.	7	355
		227,433
Trading Companies & Distributors (0.5%)
AerCap Holdings NV (Netherlands)	135	17,582
Air Lease Corp.	81	5,173
Applied Industrial Technologies, Inc.	30	7,713
BlueLinx Holdings, Inc. (a)	5	327
Boise Cascade Co.	32	2,256
Core & Main, Inc., Class A (a)	98	5,114
Custom Truck One Source, Inc. (a)	98	577
Distribution Solutions Group, Inc. (a)	14	383
DNOW, Inc. (a)	23	338
DXP Enterprises, Inc. (a)	4	479
Fastenal Co.	795	32,714
Ferguson Enterprises, Inc.	135	33,547
FTAI Aviation Ltd.	64	11,066
GATX Corp.	26	4,078
Global Industrial Co.	16	455
Herc Holdings, Inc.	17	2,415
McGrath RentCorp	22	2,364
MRC Global, Inc. (a)	34	474
MSC Industrial Direct Co., Inc., Class A	24	2,038
QXO, Inc. (a)	476	8,411
Rush Enterprises, Inc., Class A	33	1,630
SiteOne Landscape Supply, Inc. (a)	38	4,931
Transcat, Inc. (a)	35	2,543
United Rentals, Inc.	45	39,203
Watsco, Inc.	29	10,672
WESCO International, Inc.	40	10,381
Willis Lease Finance Corp.	3	385
WW Grainger, Inc.	29	28,391
Xometry, Inc., Class A (a)	17	828
		236,468
Water Utilities (0.1%)
American States Water Co.	30	2,139
American Water Works Co., Inc.	155	19,907
California Water Service Group	48	2,130
Essential Utilities, Inc.	159	6,206
H2O America	37	1,711
Middlesex Water Co.	34	1,954
York Water Co.	46	1,429
		35,476

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Wireless Telecommunication Services (0.2%)
Spok Holdings, Inc.	136	$1,943
Telephone & Data Systems, Inc.	114	4,426
T-Mobile U.S., Inc.	322	67,635
		74,004
Total Common Stocks (Cost $40,946,170)		46,652,577
Rights (0.0%)‡
Paragon 28, Inc. CVR, expires 12/31/26 (a)(b) (Cost $2)	26	2
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.95% (See Note E) (Cost $176,381)	176,381	176,381
Total Investments (99.8%) (Cost $41,122,553) (c)		46,828,960
Other Assets in Excess of Liabilities (0.2%)		80,302
Net Assets (100.0%)		$46,909,262

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

(c)  At October 31, 2025, the aggregate cost for federal income tax purposes is $41,262,667. The aggregate gross unrealized appreciation is $6,609,704 and the aggregate gross unrealized depreciation is $1,043,411, resulting in net unrealized appreciation of $5,566,293.

ADR  American Depositary Receipt.

CVR  Contingent Value Rights.

IBEX  Índice Bursátil Español.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	62.5%
Semiconductors & Semiconductor Equipment	13.3
Software	10.7
Interactive Media & Services	7.0
Tech Hardware, Storage & Peripherals	6.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Common Stocks (99.1%)
Australia (6.3%)
AGL Energy Ltd.	1,348	$8,166
Ampol Ltd.	511	10,266
ANZ Group Holdings Ltd.	4,540	108,741
APA Group (Units) (a)	1,973	11,850
Aristocrat Leisure Ltd.	768	31,776
ASX Ltd.	265	9,778
Atlas Arteria Ltd. (Units) (a)	1,187	3,771
Aurizon Holdings Ltd.	2,420	5,429
BHP Group Ltd.	7,503	213,897
BlueScope Steel Ltd.	761	11,385
Brambles Ltd.	2,253	36,610
CAR Group Ltd.	431	10,064
Charter Hall Group REIT	545	8,004
Cochlear Ltd.	86	16,146
Coles Group Ltd.	1,838	26,509
Commonwealth Bank of Australia	2,525	283,318
Computershare Ltd.	729	17,416
CSL Ltd.	728	84,838
Dexus REIT	1,509	7,195
EBOS Group Ltd.	239	3,952
Endeavour Group Ltd.	2,592	6,201
Evolution Mining Ltd.	2,758	19,517
Fortescue Ltd.	2,306	32,070
Goodman Group REIT	3,002	64,748
GPT Group REIT	2,654	9,322
Insurance Australia Group Ltd.	3,322	17,078
James Hardie Industries PLC (b)	835	17,586
JB Hi-Fi Ltd.	190	12,997
Lottery Corp. Ltd.	4,201	15,111
Lynas Rare Earths Ltd. (b)	1,523	15,183
Macquarie Group Ltd.	538	76,737
Medibank Pvt Ltd.	4,590	14,649
Mirvac Group REIT	5,295	7,971
National Australia Bank Ltd.	4,526	129,037
NEXTDC Ltd. (b)	823	8,461
Northern Star Resources Ltd.	2,067	33,330
Orica Ltd.	811	11,792
Origin Energy Ltd.	2,459	19,706
Pilbara Minerals Ltd. (b)	3,894	8,379
Pro Medicus Ltd.	83	14,252
Qantas Airways Ltd.	2,294	15,283
QBE Insurance Group Ltd.	2,210	28,674
Ramsay Health Care Ltd.	233	4,888
REA Group Ltd.	63	8,778
Reece Ltd.	489	3,733
Rio Tinto Ltd.	678	58,868
Santos Ltd.	5,165	21,332
Scentre Group REIT	7,256	19,329
SEEK Ltd.	502	8,884
SGH Ltd.	386	12,231
	Shares	Value
Sigma Healthcare Ltd.	6,044	$12,288
Sonic Healthcare Ltd.	677	9,370
South32 Ltd.	5,807	12,009
Stockland REIT	3,332	13,776
Suncorp Group Ltd.	1,446	18,562
Technology One Ltd.	465	11,199
Telstra Group Ltd.	17,406	55,609
TPG Telecom Ltd.	174	629
Transurban Group (Units) (a)	4,410	41,726
Treasury Wine Estates Ltd.	1,065	4,172
Vicinity Ltd. REIT	4,960	8,194
Washington H Soul Pattinson & Co. Ltd.	263	6,462
Wesfarmers Ltd.	1,700	93,306
Westpac Banking Corp.	5,114	129,407
Whitehaven Coal Ltd.	997	4,686
WiseTech Global Ltd.	277	12,493
Woodside Energy Group Ltd.	2,662	43,139
Woolworths Group Ltd.	1,980	36,786
Worley Ltd.	433	4,044
Xero Ltd. (b)	243	22,989
		2,166,084
Austria (0.3%)
ANDRITZ AG	97	7,334
BAWAG Group AG	120	15,508
CA Immobilien Anlagen AG	22	611
Erste Group Bank AG	433	44,854
EVN AG	22	642
OMV AG	201	11,004
Raiffeisen Bank International AG	190	7,083
Strabag SE	34	2,660
Verbund AG	129	9,956
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	3,539
voestalpine AG	209	7,442
Wienerberger AG	124	3,681
		114,314
Belgium (1.0%)
Ackermans & van Haaren NV	29	7,222
Ageas SA	271	17,935
Anheuser-Busch InBev SA	1,386	84,514
Argenx SE ADR (b)	87	71,210
Azelis Group NV	192	2,270
Colruyt Group NV	17	635
D'ieteren Group	29	5,298
Elia Group SA	51	6,147
Financiere de Tubize SA	27	6,594
Groupe Bruxelles Lambert NV	147	12,920
KBC Group NV	361	43,432
Lotus Bakeries NV	1	8,725
Sofina SA	15	4,123
Solvay SA	38	1,166
Syensqo SA	125	10,318

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Belgium (cont'd)
UCB SA	172	$44,228
Warehouses De Pauw CVA REIT	229	5,815
		332,552
Canada (11.5%)
Agnico Eagle Mines Ltd.	750	120,627
Alamos Gold, Inc., Class A	565	17,419
Alimentation Couche-Tard, Inc.	1,018	51,737
AltaGas Ltd.	462	13,561
ARC Resources Ltd.	911	16,803
AtkinsRealis Group, Inc.	262	18,477
Bank of Montreal	1,057	131,304
Bank of Nova Scotia	1,824	119,632
Barrick Mining Corp.	2,545	83,542
BCE, Inc.	1,259	28,779
Brookfield Asset Management Ltd., Class A	579	31,321
Brookfield Corp., Class A	3,371	155,264
Brookfield Wealth Solutions Ltd.	47	2,144
CAE, Inc. (b)	422	11,849
Cameco Corp.	663	67,758
Canadian Apartment Properties REIT	195	5,362
Canadian Imperial Bank of Commerce	1,419	117,573
Canadian National Railway Co.	831	79,684
Canadian Natural Resources Ltd.	3,047	97,479
Canadian Pacific Kansas City Ltd.	1,437	103,409
Canadian Tire Corp. Ltd., Class A	74	8,487
Canadian Utilities Ltd., Class A	173	4,845
CCL Industries, Inc., Class B	185	10,320
Celestica, Inc. (b)	179	61,626
Cenovus Energy, Inc.	1,917	32,393
CGI, Inc.	294	25,586
Choice Properties REIT	374	3,957
Constellation Software, Inc.	31	81,582
Dollarama, Inc.	400	51,994
Emera, Inc.	477	22,678
Empire Co. Ltd., Class A	118	4,009
Enbridge, Inc.	3,196	149,027
Fairfax Financial Holdings Ltd.	34	55,200
First Quantum Minerals Ltd. (b)	945	19,620
FirstService Corp.	74	11,779
Fortis, Inc.	782	39,308
Franco-Nevada Corp.	281	52,490
George Weston Ltd.	280	17,025
GFL Environmental, Inc.	304	13,291
Gildan Activewear, Inc.	200	11,663
Great-West Lifeco, Inc.	394	16,703
Hydro One Ltd.	433	15,970
iA Financial Corp., Inc.	143	16,880
IGM Financial, Inc.	165	6,347
Imperial Oil Ltd.	215	19,016
Intact Financial Corp.	284	52,977
Ivanhoe Mines Ltd., Class A (b)	1,048	10,483
	Shares	Value
Keyera Corp.	349	$10,304
Kinross Gold Corp.	1,766	41,073
Loblaw Cos. Ltd.	871	34,615
Lundin Gold, Inc.	155	10,537
Lundin Mining Corp.	1,106	17,790
Magna International, Inc.	399	18,850
Manulife Financial Corp.	2,657	85,987
Metro, Inc.	281	18,731
National Bank of Canada	614	68,599
Nutrien Ltd.	716	38,997
Onex Corp.	61	5,306
Open Text Corp.	350	13,428
Pan American Silver Corp.	550	19,372
Pembina Pipeline Corp.	802	30,341
Power Corp. of Canada	825	38,646
Quebecor, Inc., Class B	300	9,570
RB Global, Inc.	269	26,690
Restaurant Brands International, Inc.	415	27,257
Rogers Communications, Inc., Class B	578	22,621
Royal Bank of Canada	2,104	308,231
Saputo, Inc.	310	7,491
Shopify, Inc., Class A (b)	1,752	304,619
Stantec, Inc.	183	20,266
Sun Life Financial, Inc.	827	50,302
Suncor Energy, Inc.	1,880	74,862
TC Energy Corp.	1,585	79,535
Teck Resources Ltd., Class B	632	27,113
TELUS Corp.	2,285	33,414
TFI International, Inc.	102	9,166
Thomson Reuters Corp.	203	31,095
Toronto-Dominion Bank	2,608	214,137
Tourmaline Oil Corp.	553	24,323
West Fraser Timber Co. Ltd.	67	4,089
Wheaton Precious Metals Corp.	685	66,153
WSP Global, Inc.	209	39,957
		3,922,447
China (0.2%)
Alibaba Health Information Technology Ltd. (b)(c)	6,000	4,475
Budweiser Brewing Co. APAC Ltd. (c)	1,800	1,826
BYD Electronic International Co. Ltd. (c)	1,500	7,042
China Gas Holdings Ltd. (c)	4,200	4,320
China Mengniu Dairy Co. Ltd. (c)	5,000	9,099
Chow Tai Fook Jewellery Group Ltd. (c)	2,800	5,480
Fosun International Ltd. (c)	4,500	2,854
Geely Automobile Holdings Ltd. (c)	8,000	18,978
Qingdao Port International Co. Ltd., Class H (c)	4,000	3,657
Xinyi Glass Holdings Ltd. (c)	3,000	3,509
		61,240
Denmark (1.5%)
AP Moller - Maersk AS, Class A	10	20,581
Carlsberg AS, Class B	151	17,755
Coloplast AS, Class B	196	17,727

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Denmark (cont'd)
Danske Bank AS	999	$44,648
DSV AS	274	58,474
Genmab AS (b)	96	27,382
Novo Nordisk AS, Class B	4,711	231,930
Novonesis Novozymes B, Class B	536	32,031
Orsted AS (b)	658	11,784
Pandora AS	131	17,529
Tryg AS	482	11,881
Vestas Wind Systems AS	1,418	29,001
		520,723
Faroe Islands (0.0%)‡
Bakkafrost P/F	105	4,821
Finland (1.0%)
Elisa OYJ	218	9,606
Fortum OYJ	701	15,632
Huhtamaki OYJ	143	4,806
Kesko OYJ, Class B	409	8,628
Kone OYJ, Class B	546	36,480
Metso OYJ	927	15,202
Neste OYJ	562	11,645
Nokia OYJ	7,644	52,142
Nordea Bank Abp	4,875	83,396
Orion OYJ, Class B	167	11,662
Sampo OYJ, Class A	3,567	39,759
Stora Enso OYJ, Class R	1,129	13,146
UPM-Kymmene OYJ	781	20,956
Wartsila OYJ Abp	703	23,000
		346,060
France (8.4%)
Air Liquide SA	831	160,831
Airbus SE	891	219,695
ArcelorMittal SA	688	26,265
AXA SA	2,501	108,514
BNP Paribas SA	1,494	115,722
Bollore SE	1,101	6,131
Bouygues SA	264	11,916
Capgemini SE	226	34,769
Cie de Saint-Gobain SA	672	65,226
Cie Generale des Etablissements Michelin SCA	964	30,795
Credit Agricole SA	1,406	25,380
Danone SA	985	86,992
Dassault Systemes SE	964	27,433
Engie SA	2,762	64,667
EssilorLuxottica SA	437	160,038
Hermes International SCA	47	116,300
Kering SA	103	36,577
Legrand SA	385	66,485
L'Oreal SA	327	136,461
LVMH Moet Hennessy Louis Vuitton SE	386	272,834
Orange SA	2,805	44,870
Pernod Ricard SA	263	25,758
	Shares	Value
Publicis Groupe SA	344	$34,479
Safran SA	528	187,608
Sanofi SA	1,640	165,907
Sartorius Stedim Biotech	38	9,088
Schneider Electric SE	808	230,223
Societe Generale SA	1,030	65,323
STMicroelectronics NV	1,101	27,036
Thales SA	126	35,929
TotalEnergies SE	3,039	189,740
Vinci SA	722	96,543
		2,885,535
Germany (7.8%)
adidas AG	245	46,325
Allianz SE (Registered)	580	233,068
Aumovio SE (b)	58	2,494
BASF SE	1,344	66,315
Bayer AG (Registered)	1,445	44,946
Bayerische Motoren Werke AG	353	32,915
Bayerische Motoren Werke AG (Preference)	176	15,248
Beiersdorf AG	136	14,418
BioNTech SE ADR (b)	131	13,497
Commerzbank AG	1,409	51,376
Continental AG	192	14,671
Daimler Truck Holding AG	740	29,661
Deutsche Bank AG (Registered)	2,741	98,128
Deutsche Boerse AG	272	68,881
Deutsche Post AG (Registered)	1,462	67,174
Deutsche Telekom AG (Registered)	4,727	146,420
Dr. Ing hc F Porsche AG (Preference)	130	6,802
E.ON SE	3,226	60,024
Fresenius Medical Care AG	270	14,496
Fresenius SE & Co. KGaA	643	37,000
Hannover Rueck SE (Registered)	92	26,264
Hapag-Lloyd AG	4	575
Heidelberg Materials AG	198	46,452
Henkel AG & Co. KGaA	137	10,230
Henkel AG & Co. KGaA (Preference)	279	22,603
Infineon Technologies AG	2,015	79,981
Knorr-Bremse AG	102	9,491
Mercedes-Benz Group AG (Registered)	1,027	66,636
Merck KGaA	183	23,972
MTU Aero Engines AG	87	38,021
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	198	122,501
Porsche Automobil Holding SE (Preference)	204	8,106
Rheinmetall AG	68	133,673
RWE AG	971	47,803
SAP SE	1,543	401,292
Sartorius AG (Preference)	35	9,629
Siemens AG (Registered)	1,114	315,705
Siemens Energy AG (b)	969	120,723
Siemens Healthineers AG	399	22,364
Symrise AG, Class A	216	17,863

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Germany (cont'd)
Talanx AG	102	$12,421
Volkswagen AG	33	3,481
Volkswagen AG (Preference)	344	35,823
Vonovia SE	1,002	30,116
		2,669,584
Hong Kong (1.8%)
AIA Group Ltd.	16,200	157,638
Cathay Pacific Airways Ltd.	2,000	2,847
CK Asset Holdings Ltd.	3,000	14,842
CK Hutchison Holdings Ltd.	4,000	26,526
CK Infrastructure Holdings Ltd.	1,000	6,504
CLP Holdings Ltd.	2,500	21,323
CSPC Pharmaceutical Group Ltd.	12,000	11,820
Futu Holdings Ltd. ADR	84	16,719
Galaxy Entertainment Group Ltd.	3,000	14,947
Hang Lung Properties Ltd.	1,000	1,114
Hang Seng Bank Ltd.	1,000	19,495
Henderson Land Development Co. Ltd.	2,000	7,036
HK Electric Investments & HK Electric Investments Ltd. (Units) (a)	4,500	3,498
HKT Trust & HKT Ltd. (Units) (a)	4,000	5,841
Hong Kong & China Gas Co. Ltd.	18,000	16,752
Hong Kong Exchanges & Clearing Ltd.	1,800	98,105
Hongkong Land Holdings Ltd.	1,400	8,554
Jardine Matheson Holdings Ltd.	300	17,614
Link REIT	4,300	22,393
MTR Corp. Ltd.	2,000	7,337
Power Assets Holdings Ltd.	2,000	12,705
Sands China Ltd.	3,200	8,340
Sino Biopharmaceutical Ltd.	16,000	14,575
Sino Land Co. Ltd.	6,000	7,453
Sun Hung Kai Properties Ltd.	2,000	24,338
Swire Pacific Ltd., Class A	3,000	7,834
Swire Properties Ltd.	1,400	3,814
Techtronic Industries Co. Ltd.	2,000	23,328
WH Group Ltd.	10,000	9,619
Wharf Holdings Ltd.	1,000	2,631
Wharf Real Estate Investment Co. Ltd.	2,000	5,692
		601,234
Ireland (0.4%)
AIB Group PLC	3,089	28,469
Bank of Ireland Group PLC	1,649	26,999
Kerry Group PLC, Class A	235	21,437
Kingspan Group PLC	240	17,971
Ryanair Holdings PLC	1,530	46,322
		141,198
Israel (1.2%)
Airport City Ltd. (b)	36	712
Amot Investments Ltd.	114	900
Azrieli Group Ltd.	57	6,014
Bank Hapoalim BM	2,066	41,904
	Shares	Value
Bank Leumi Le-Israel BM	2,174	$44,123
Bezeq The Israeli Telecommunication Corp. Ltd.	2,260	4,629
Big Shopping Centers Ltd.	38	8,501
Camtek Ltd. (b)	38	4,749
Cellebrite DI Ltd. (b)	115	1,962
Check Point Software Technologies Ltd. (b)	128	25,047
Clal Insurance Enterprises Holdings Ltd.	125	6,951
CyberArk Software Ltd. (b)	71	36,975
Delek Group Ltd.	15	3,944
Elbit Systems Ltd.	36	17,052
Enlight Renewable Energy Ltd. (b)	197	6,848
Fattal Holdings 1998 Ltd. (b)	4	726
First International Bank of Israel Ltd.	116	8,343
Global-e Online Ltd. (b)	149	5,428
Harel Insurance Investments & Financial Services Ltd.	131	4,566
ICL Group Ltd.	898	5,882
Israel Corp. Ltd.	9	3,186
Israel Discount Bank Ltd., Class A	1,792	17,909
Melisron Ltd.	41	5,337
Menora Mivtachim Holdings Ltd.	56	5,578
Migdal Insurance & Financial Holdings Ltd.	916	3,287
Mivne Real Estate KD Ltd.	898	3,965
Mizrahi Tefahot Bank Ltd.	241	15,669
Monday.com Ltd. (b)	61	12,520
Next Vision Stabilized Systems Ltd.	110	4,829
Nice Ltd. (b)	98	13,368
Nova Ltd. (b)	39	13,547
Oddity Tech Ltd., Class A (b)	32	1,448
OPC Energy Ltd. (b)	189	3,410
Phoenix Financial Ltd.	286	11,010
Plus500 Ltd.	81	3,370
Shapir Engineering & Industry Ltd.	409	3,658
Shufersal Ltd.	410	5,095
Strauss Group Ltd.	118	3,323
Teva Pharmaceutical Industries Ltd. (b)	1,701	34,830
Tower Semiconductor Ltd. (b)	171	14,134
Wix.com Ltd. (b)	79	11,498
ZIM Integrated Shipping Services Ltd.	102	1,569
		427,796
Italy (2.7%)
A2A SpA	2,302	6,707
Banca Mediolanum SpA	285	5,730
Banca Monte dei Paschi di Siena SpA	1,608	14,103
Banco BPM SpA	1,745	25,424
Davide Campari-Milano NV	610	4,247
Enel SpA	11,458	115,906
Eni SpA	3,081	56,812
Ferrari NV	178	71,282
FinecoBank Banca Fineco SpA	954	21,828
Generali	1,285	49,467
Infrastrutture Wireless Italiane SpA	349	3,835
Intesa Sanpaolo SpA	21,807	140,553

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Italy (cont'd)
Leonardo SpA	590	$34,712
Moncler SpA	278	16,677
Nexi SpA	685	3,612
Poste Italiane SpA	648	15,623
PRADA SpA (c)	700	4,131
Prysmian SpA	404	42,122
Recordati Industria Chimica e Farmaceutica SpA	192	11,428
Snam SpA	3,314	20,439
Stellantis NV	3,168	32,218
Telecom Italia SpA (b)	25,481	15,549
Tenaris SA	507	10,077
Terna - Rete Elettrica Nazionale	2,234	22,908
UniCredit SpA	2,098	155,350
Unipol Assicurazioni SpA	537	11,757
		912,497
Japan (22.0%)
ABC-Mart, Inc.	100	1,713
Acom Co. Ltd.	200	570
Advantest Corp.	1,100	164,720
Aeon Co. Ltd.	4,100	64,848
AGC, Inc.	300	9,373
Air Water, Inc.	300	4,190
Aisin Corp.	800	14,376
Ajinomoto Co., Inc.	1,400	39,707
Alfresa Holdings Corp.	400	5,651
ALSOK Co. Ltd.	800	5,468
Amada Co. Ltd.	400	4,770
ANA Holdings, Inc.	600	11,245
Asahi Group Holdings Ltd.	2,100	22,642
Asahi Intecc Co. Ltd.	300	4,757
Asahi Kasei Corp.	1,600	12,259
Asics Corp.	900	22,918
Astellas Pharma, Inc.	2,500	26,169
Azbil Corp.	1,000	9,857
Bandai Namco Holdings, Inc.	800	24,898
BayCurrent, Inc.	200	9,173
Bridgestone Corp.	800	34,924
Brother Industries Ltd.	400	6,808
Calbee, Inc.	200	3,722
Canon, Inc.	1,300	37,333
Capcom Co. Ltd.	500	13,057
Central Japan Railway Co.	1,400	34,274
Chiba Bank Ltd.	1,100	10,734
Chubu Electric Power Co., Inc.	900	12,515
Chugai Pharmaceutical Co. Ltd.	1,000	45,768
Coca-Cola Bottlers Japan Holdings, Inc.	100	1,600
Cosmos Pharmaceutical Corp.	100	4,474
CyberAgent, Inc.	700	6,978
Dai Nippon Printing Co. Ltd.	600	10,014
Daifuku Co. Ltd.	500	15,938
Dai-ichi Life Holdings, Inc.	5,000	35,095
	Shares	Value
Daiichi Sankyo Co. Ltd.	2,500	$59,720
Daikin Industries Ltd.	400	46,472
Daito Trust Construction Co. Ltd.	500	9,348
Daiwa House Industry Co. Ltd.	900	30,535
Daiwa House Investment Corp. REIT	11	9,479
Daiwa Securities Group, Inc.	2,000	15,392
Denso Corp.	2,400	33,532
Dentsu Group, Inc.	300	5,941
Disco Corp.	100	33,208
East Japan Railway Co.	1,500	36,638
Ebara Corp.	700	18,667
Eisai Co. Ltd.	400	11,880
Electric Power Development Co. Ltd.	300	5,702
ENEOS Holdings, Inc.	4,000	25,235
FANUC Corp.	1,300	43,383
Fast Retailing Co. Ltd.	300	110,136
Food & Life Cos. Ltd.	200	9,755
Fuji Electric Co. Ltd.	200	14,284
Fuji Media Holdings, Inc.	200	4,464
FUJIFILM Holdings Corp.	1,700	39,400
Fujikura Ltd.	400	54,470
Fujitsu Ltd.	2,600	67,757
Fukuoka Financial Group, Inc.	300	8,718
GLP J-Reit REIT	7	6,346
GMO Payment Gateway, Inc.	100	5,455
Hakuhodo DY Holdings, Inc.	400	2,895
Hamamatsu Photonics KK	600	6,716
Hankyu Hanshin Holdings, Inc.	300	8,056
Haseko Corp.	300	4,845
Hitachi Construction Machinery Co. Ltd.	100	3,255
Hitachi Ltd.	6,600	225,449
Honda Motor Co. Ltd.	6,700	67,719
Hoshizaki Corp.	200	7,037
Hoya Corp.	500	81,216
Hulic Co. Ltd.	800	8,265
Ibiden Co. Ltd.	200	18,825
Idemitsu Kosan Co. Ltd.	1,400	9,735
IHI Corp.	1,600	33,127
Iida Group Holdings Co. Ltd.	300	4,594
Inpex Corp.	1,300	23,988
Isetan Mitsukoshi Holdings Ltd.	400	6,278
Isuzu Motors Ltd.	800	9,816
ITOCHU Corp.	1,800	104,262
J Front Retailing Co. Ltd.	300	4,512
Japan Airlines Co. Ltd.	700	12,611
Japan Exchange Group, Inc.	1,800	20,072
Japan Metropolitan Fund Invest REIT	9	6,962
Japan Post Bank Co. Ltd.	2,000	22,410
Japan Post Holdings Co. Ltd.	2,900	27,176
Japan Post Insurance Co. Ltd.	200	5,172
Japan Real Estate Investment Corp. REIT	11	9,073
Japan Tobacco, Inc.	1,600	55,733
JFE Holdings, Inc.	1,000	11,460

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Kajima Corp.	600	$19,343
Kansai Electric Power Co., Inc.	1,400	21,840
Kansai Paint Co. Ltd.	400	6,420
Kao Corp.	700	29,624
Kawasaki Heavy Industries Ltd.	200	16,015
Kawasaki Kisen Kaisha Ltd.	600	8,597
KDDI Corp.	4,500	71,732
Keio Corp.	200	4,744
Keisei Electric Railway Co. Ltd.	800	6,385
Kewpie Corp.	200	5,550
Keyence Corp.	300	111,340
Kikkoman Corp.	900	7,167
Kinden Corp.	100	4,006
Kintetsu Group Holdings Co. Ltd.	300	5,693
Kioxia Holdings Corp. (b)	200	13,949
Kirin Holdings Co. Ltd.	1,100	15,469
Kobayashi Pharmaceutical Co. Ltd.	100	3,325
Kobe Bussan Co. Ltd.	200	4,641
Koei Tecmo Holdings Co. Ltd.	200	2,692
Koito Manufacturing Co. Ltd.	300	4,467
Kokusai Electric Corp.	200	7,308
Komatsu Ltd.	1,300	43,486
Konami Group Corp.	100	16,654
Kose Corp.	100	3,831
Kubota Corp.	1,200	15,537
Kuraray Co. Ltd.	400	4,335
Kurita Water Industries Ltd.	200	7,577
Kyocera Corp.	2,000	26,539
Kyoto Financial Group, Inc.	400	8,103
Kyowa Kirin Co. Ltd.	200	3,097
Kyushu Electric Power Co., Inc.	700	6,870
Kyushu Railway Co.	200	5,072
Lasertec Corp.	100	20,303
Lixil Corp.	400	4,433
LY Corp.	4,100	12,048
M3, Inc.	600	8,409
Makita Corp.	300	9,069
Marubeni Corp.	2,100	51,610
Marui Group Co. Ltd.	200	3,836
MatsukiyoCocokara & Co.	500	9,059
Mazda Motor Corp.	700	4,824
McDonald's Holdings Co. Japan Ltd.	100	3,912
Mebuki Financial Group, Inc.	1,100	6,864
Medipal Holdings Corp.	300	4,881
MEIJI Holdings Co. Ltd.	300	5,775
Metaplanet, Inc. (b)	1,100	3,467
Minebea Mitsumi, Inc.	400	7,906
MISUMI Group, Inc.	500	7,796
Mitsubishi Chemical Group Corp.	1,900	9,925
Mitsubishi Corp.	5,100	122,465
Mitsubishi Electric Corp.	2,800	79,499
Mitsubishi Estate Co. Ltd.	1,700	36,026
	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	300	$5,550
Mitsubishi HC Capital, Inc.	1,200	9,387
Mitsubishi Heavy Industries Ltd.	4,600	138,872
Mitsubishi Motors Corp.	900	2,193
Mitsubishi UFJ Financial Group, Inc.	17,100	258,300
Mitsui & Co. Ltd.	3,600	88,530
Mitsui Chemicals, Inc.	200	4,722
Mitsui Fudosan Co. Ltd.	3,800	39,567
Mitsui OSK Lines Ltd.	500	14,856
Mizuho Financial Group, Inc.	3,800	127,283
MonotaRO Co. Ltd.	400	5,581
MS&AD Insurance Group Holdings, Inc.	2,000	41,229
Murata Manufacturing Co. Ltd.	2,500	53,902
NEC Corp.	1,800	65,376
Nexon Co. Ltd.	400	8,158
NGK Insulators Ltd.	300	5,061
NH Foods Ltd.	100	3,693
Nichirei Corp.	300	3,551
NIDEC Corp.	1,300	15,817
Nikon Corp.	400	4,665
Nintendo Co. Ltd.	1,700	144,993
Nippon Building Fund, Inc. REIT	13	11,999
Nippon Express Holdings, Inc.	400	8,510
Nippon Paint Holdings Co. Ltd.	1,200	7,633
Nippon Prologis, Inc. REIT	10	5,816
Nippon Sanso Holdings Corp.	200	6,642
Nippon Steel Corp.	7,900	32,564
Nippon Television Holdings, Inc.	200	4,853
Nippon Yusen KK	600	20,720
Nissan Chemical Corp.	200	6,757
Nissan Motor Co. Ltd. (b)	3,300	7,543
Nisshin Seifun Group, Inc.	400	4,522
Nissin Foods Holdings Co. Ltd.	300	5,416
Niterra Co. Ltd.	300	12,307
Nitori Holdings Co. Ltd.	500	8,101
Nitto Denko Corp.	1,000	24,905
Nomura Holdings, Inc.	4,100	29,258
Nomura Real Estate Holdings, Inc.	800	4,569
Nomura Real Estate Master Fund, Inc. REIT	5	5,335
Nomura Research Institute Ltd.	600	23,168
NTT, Inc.	78,700	81,002
Obayashi Corp.	900	15,226
OBIC Business Consultants Co. Ltd.	100	5,723
Obic Co. Ltd.	500	15,511
Odakyu Electric Railway Co. Ltd.	500	5,288
Oji Holdings Corp.	1,800	9,082
Olympus Corp.	1,700	20,922
Omron Corp.	300	8,365
Ono Pharmaceutical Co. Ltd.	500	6,102
Open House Group Co. Ltd.	100	4,812
Oriental Land Co. Ltd.	1,600	32,380
ORIX Corp.	1,700	41,585
Orix J-Reit, Inc. REIT	13	8,799

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Osaka Gas Co. Ltd.	500	$15,732
Otsuka Corp.	300	5,931
Otsuka Holdings Co. Ltd.	700	38,097
Pan Pacific International Holdings Corp.	3,400	20,225
Panasonic Holdings Corp.	3,200	37,182
Persol Holdings Co. Ltd.	3,700	6,138
Rakuten Bank Ltd. (b)	100	5,489
Rakuten Group, Inc. (b)	2,200	14,393
Recruit Holdings Co. Ltd.	2,200	109,093
Renesas Electronics Corp.	2,400	29,639
Resona Holdings, Inc.	3,400	32,780
Resonac Holdings Corp.	300	11,688
Ricoh Co. Ltd.	700	6,005
Rinnai Corp.	100	2,267
Rohm Co. Ltd.	600	9,608
Rohto Pharmaceutical Co. Ltd.	300	4,653
Ryohin Keikaku Co. Ltd.	700	14,399
Sanrio Co. Ltd.	200	9,256
Santen Pharmaceutical Co. Ltd.	500	4,899
Sanwa Holdings Corp.	300	8,182
SBI Holdings, Inc.	400	17,875
SCREEN Holdings Co. Ltd.	100	9,480
SCSK Corp.	200	7,349
Secom Co. Ltd.	700	23,663
Sega Sammy Holdings, Inc.	200	3,701
Seibu Holdings, Inc.	300	10,544
Seiko Epson Corp.	400	5,068
Sekisui Chemical Co. Ltd.	700	12,127
Sekisui House Ltd.	900	19,310
Seven & i Holdings Co. Ltd.	3,400	43,247
SG Holdings Co. Ltd.	500	4,595
Sharp Corp. (b)	700	3,886
Shimadzu Corp.	300	8,066
Shimamura Co. Ltd.	100	6,447
Shimano, Inc.	100	10,477
Shimizu Corp.	800	10,739
Shin-Etsu Chemical Co. Ltd.	2,600	78,153
Shionogi & Co. Ltd.	1,100	18,450
Shiseido Co. Ltd.	600	10,106
Shizuoka Financial Group, Inc.	800	10,774
SMC Corp.	128	43,817
SoftBank Corp.	41,300	58,687
SoftBank Group Corp.	1,500	263,203
Sojitz Corp.	300	7,959
Sompo Holdings, Inc.	1,300	39,618
Sony Financial Group, Inc. (b)	8,100	8,168
Sony Group Corp.	8,900	247,861
Square Enix Holdings Co. Ltd.	400	7,738
Stanley Electric Co. Ltd.	300	5,893
Subaru Corp.	800	17,019
Sugi Holdings Co. Ltd.	100	2,160
Sumitomo Chemical Co. Ltd.	1,800	5,294
	Shares	Value
Sumitomo Corp.	1,500	$43,636
Sumitomo Electric Industries Ltd.	1,100	40,103
Sumitomo Forestry Co. Ltd.	600	6,242
Sumitomo Heavy Industries Ltd.	100	2,674
Sumitomo Metal Mining Co. Ltd.	400	13,085
Sumitomo Mitsui Financial Group, Inc.	5,800	157,028
Sumitomo Mitsui Trust Group, Inc.	1,000	27,467
Sumitomo Realty & Development Co. Ltd.	600	25,618
Sumitomo Rubber Industries Ltd.	300	3,513
Sundrug Co. Ltd.	100	2,699
Suntory Beverage & Food Ltd.	200	6,054
Suzuki Motor Corp.	2,500	37,322
Sysmex Corp.	900	10,033
T&D Holdings, Inc.	700	15,033
Taisei Corp.	200	14,552
Takeda Pharmaceutical Co. Ltd.	2,200	59,373
TBS Holdings, Inc.	200	6,906
TDK Corp.	2,800	48,922
Terumo Corp.	1,900	30,668
TIS, Inc.	300	10,335
Tobu Railway Co. Ltd.	300	4,838
Toho Co. Ltd.	200	11,723
Tohoku Electric Power Co., Inc.	600	4,105
Tokio Marine Holdings, Inc.	2,600	96,962
Tokyo Century Corp.	400	4,721
Tokyo Electric Power Co. Holdings, Inc. (b)	2,200	10,994
Tokyo Electron Ltd.	646	142,424
Tokyo Gas Co. Ltd.	500	17,547
Tokyo Metro Co. Ltd.	600	6,307
Tokyu Corp.	800	8,902
Tokyu Fudosan Holdings Corp.	800	6,447
TOPPAN Holdings, Inc.	400	9,783
Toray Industries, Inc.	2,200	13,469
Tosoh Corp.	400	5,703
TOTO Ltd.	200	5,073
Toyo Suisan Kaisha Ltd.	100	7,249
Toyota Industries Corp.	190	20,653
Toyota Motor Corp.	15,700	320,078
Toyota Tsusho Corp.	1,000	30,566
Trend Micro, Inc.	146	7,451
Tsuruha Holdings, Inc.	300	5,209
Unicharm Corp.	2,200	13,612
United Urban Investment Corp. REIT	3	3,631
USS Co. Ltd.	400	4,415
West Japan Railway Co.	600	12,331
Yakult Honsha Co. Ltd.	400	5,988
Yamada Holdings Co. Ltd.	1,000	3,006
Yamaha Corp.	700	4,417
Yamaha Motor Co. Ltd.	1,300	9,366
Yamato Holdings Co. Ltd.	400	5,848
Yamazaki Baking Co. Ltd.	100	1,965
Yaskawa Electric Corp.	300	8,229
Yokogawa Electric Corp.	300	8,974

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Yokohama Financial Group, Inc.	1,500	$10,896
Yokohama Rubber Co. Ltd.	200	7,138
Zensho Holdings Co. Ltd.	100	6,227
ZOZO, Inc.	700	6,051
		7,510,621
Luxembourg (0.0%)‡
Zabka Group SA (b)	396	2,301
Netherlands (3.9%)
ABN AMRO Bank NV CVA	739	22,080
Adyen NV (b)	41	70,253
AerCap Holdings NV	247	32,169
ASM International NV	72	46,717
ASML Holding NV	579	612,182
Coca-Cola Europacific Partners PLC	308	27,360
CVC Capital Partners PLC	1,002	16,735
DSM-Firmenich AG	376	30,647
EXOR NV	106	9,186
Heineken Holding NV	214	14,452
Heineken NV	450	34,845
ING Groep NV	4,339	108,344
InPost SA (b)	325	4,094
Koninklijke Ahold Delhaize NV	1,288	52,705
Koninklijke KPN NV	4,914	22,739
Koninklijke Philips NV	1,207	33,066
Prosus NV	1,876	129,666
Universal Music Group NV	1,279	34,305
Wolters Kluwer NV	330	40,453
		1,341,998
New Zealand (0.2%)
a2 Milk Co. Ltd.	964	5,957
Auckland International Airport Ltd.	2,455	11,426
Contact Energy Ltd.	909	4,846
Fisher & Paykel Healthcare Corp. Ltd.	788	16,706
Infratil Ltd.	1,112	7,859
Mainfreight Ltd.	78	2,690
Mercury NZ Ltd.	864	3,203
Meridian Energy Ltd.	2,756	9,330
Spark New Zealand Ltd.	2,196	3,079
		65,096
Norway (0.6%)
Aker ASA, Class A	69	5,362
Aker BP ASA	551	14,280
DNB Bank ASA	1,249	31,881
Equinor ASA	808	19,353
Frontline PLC	180	4,404
Gjensidige Forsikring ASA	342	9,204
Kongsberg Gruppen ASA	635	16,188
Leroy Seafood Group ASA	141	664
Mowi ASA	695	15,278
Nordic Semiconductor ASA (b)	247	3,572
Norsk Hydro ASA	2,371	16,029
	Shares	Value
Opera Ltd. ADR	47	$693
Orkla ASA	1,017	10,329
Protector Forsikring ASA	47	2,117
Salmar ASA	126	7,076
SpareBank 1 SMN	191	3,513
SpareBank 1 Sor-Norge ASA	230	3,959
Sparebanken Norge	198	3,450
Storebrand ASA	702	10,879
Telenor ASA	1,107	16,463
TOMRA Systems ASA	278	3,394
Var Energi ASA	1,078	3,622
Vend Marketplaces ASA, Class B	263	9,041
Wallenius Wilhelmsen ASA	84	657
Yara International ASA	241	8,780
		220,188
Poland (0.5%)
Allegro.eu SA (b)	889	8,301
Asseco Poland SA	102	5,933
Bank Millennium SA (b)	985	4,123
Bank Polska Kasa Opieki SA	238	12,186
Budimex SA	30	4,763
CCC SA (b)	67	2,742
CD Projekt SA	113	7,764
Dino Polska SA (b)	560	6,689
KGHM Polska Miedz SA (b)	259	13,586
LPP SA	2	9,708
mBank SA (b)	17	4,527
ORLEN SA	906	24,556
PGE Polska Grupa Energetyczna SA (b)	1,115	3,381
Powszechna Kasa Oszczednosci Bank Polski SA	1,334	27,351
Powszechny Zaklad Ubezpieczen SA	847	13,543
Santander Bank Polska SA	60	7,902
		157,055
Portugal (0.2%)
Banco Comercial Portugues SA, Class R	9,484	8,371
EDP SA	4,478	22,261
Galp Energia SGPS SA	660	13,260
Jeronimo Martins SGPS SA	466	12,002
Navigator Co. SA	780	2,701
		58,595
Singapore (1.5%)
CapitaLand Ascendas REIT	5,400	11,691
CapitaLand Integrated Commercial Trust REIT	8,737	15,884
CapitaLand Investment Ltd.	3,700	7,496
City Developments Ltd.	700	3,888
DBS Group Holdings Ltd.	2,900	120,067
Genting Singapore Ltd.	12,100	6,783
Grab Holdings Ltd., Class A (b)	4,009	24,094
Hafnia Ltd.	528	3,289
Keppel Ltd.	2,100	16,423
Mapletree Industrial Trust REIT	3,500	5,724
Mapletree Logistics Trust REIT	4,800	4,939

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Singapore (cont'd)
Mapletree Pan Asia Commercial Trust REIT	4,000	$4,425
Oversea-Chinese Banking Corp. Ltd.	4,700	61,483
SATS Ltd.	800	2,101
Sea Ltd. ADR (b)	456	71,250
Seatrium Ltd.	4,100	6,840
Sembcorp Industries Ltd.	1,400	7,015
Singapore Airlines Ltd.	2,500	12,726
Singapore Exchange Ltd.	1,100	14,273
Singapore Technologies Engineering Ltd.	2,400	15,636
Singapore Telecommunications Ltd.	10,400	33,946
United Overseas Bank Ltd.	2,000	53,195
UOL Group Ltd.	600	3,666
Wilmar International Ltd.	2,300	5,527
Yangzijiang Shipbuilding Holdings Ltd.	3,400	9,183
		521,544
Spain (2.9%)
ACS Actividades de Construccion y Servicios SA	268	22,005
Aena SME SA	1,117	30,339
Amadeus IT Group SA	640	48,922
Banco Bilbao Vizcaya Argentaria SA	8,485	170,940
Banco Santander SA	22,043	224,622
CaixaBank SA	4,848	51,242
Cellnex Telecom SA	783	24,376
Endesa SA	560	20,076
Ferrovial SE	727	44,612
Iberdrola SA	8,228	166,751
Industria de Diseno Textil SA	1,599	88,298
International Consolidated Airlines Group SA	4,793	26,350
Naturgy Energy Group SA	178	5,391
Redeia Corp. SA	493	8,875
Repsol SA	1,734	31,818
Telefonica SA	5,850	29,666
		994,283
Sweden (3.0%)
AAK AB	180	5,033
AddTech AB, Class B	303	10,208
Alfa Laval AB	377	17,918
Assa Abloy AB, Class B	1,365	51,439
Atlas Copco AB, Class A	5,915	96,246
Avanza Bank Holding AB	178	6,841
Axfood AB	126	3,433
Beijer Ref AB, Class B	757	11,962
Boliden AB (b)	402	18,027
Castellum AB	451	5,129
Embracer Group AB (b)	283	2,949
Epiroc AB, Class A	1,448	29,291
EQT AB	756	26,126
Essity AB, Class B	811	22,276
Evolution AB	222	14,791
Fastighets AB Balder, Class B (b)	1,152	8,450
Getinge AB, Class B	382	8,949
	Shares	Value
H & M Hennes & Mauritz AB, Class B	830	$15,676
Hexagon AB, Class B	2,877	35,070
Holmen AB, Class B	130	4,912
Husqvarna AB, Class B	582	2,756
Industrivarden AB, Class A	385	15,985
Indutrade AB	415	11,094
Investment AB Latour, Class B	264	6,727
Investor AB, Class A	3,483	114,649
L E Lundbergforetagen AB, Class B	102	5,459
Lifco AB, Class B	406	15,675
Nibe Industrier AB, Class B	2,751	10,705
Nordnet AB publ	178	5,140
Saab AB, Class B	424	23,331
Sagax AB, Class B	288	6,463
Sandvik AB	1,512	45,722
Sectra AB, Class B	205	6,503
Securitas AB, Class B	795	11,711
Skandinaviska Enskilda Banken AB, Class A	2,327	44,421
Skanska AB, Class B	513	13,970
SKF AB, Class B	540	13,841
SSAB AB, Class A	867	5,384
Svenska Cellulosa AB SCA, Class B	788	10,496
Svenska Handelsbanken AB, Class A	1,995	26,335
Sweco AB, Class B	336	6,054
Swedbank AB, Class A	1,262	38,315
Swedish Orphan Biovitrum AB (b)	344	11,852
Tele2 AB, Class B	942	14,965
Telefonaktiebolaget LM Ericsson, Class B	4,370	44,337
Telia Co. AB	4,129	16,255
Thule Group AB	127	3,254
Trelleborg AB, Class B	326	13,605
Volvo AB, Class A	2,625	71,886
Volvo Car AB, Class B (b)	305	1,057
		1,012,673
Switzerland (7.0%)
ABB Ltd. (Registered)	2,335	173,601
Alcon AG	729	54,336
Chocoladefabriken Lindt & Spruengli AG	1	15,372
Cie Financiere Richemont SA, Class A (Registered)	790	156,266
Galderma Group AG	163	30,271
Geberit AG (Registered)	47	34,358
Givaudan SA (Registered)	13	53,256
Holcim AG	705	62,675
Kuehne & Nagel International AG (Registered)	72	13,813
Lonza Group AG (Registered)	104	71,815
Nestle SA (Registered)	3,831	366,046
Novartis AG (Registered)	2,867	354,825
Partners Group Holding AG	33	40,412
Roche Holding AG	1,089	353,594
Schindler Holding AG	63	22,441
Schindler Holding AG (Registered)	32	10,817
SGS SA (Registered)	270	30,448

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Switzerland (cont'd)
Sika AG (Registered)	244	$47,821
Straumann Holding AG (Registered) (b)	152	19,107
Swiss Life Holding AG (Registered)	41	44,504
Swiss Re AG	447	81,623
Swisscom AG (Registered)	42	30,765
UBS Group AG (Registered)	4,786	183,138
Zurich Insurance Group AG	219	152,308
		2,403,612
United Kingdom (12.7%)
3i Group PLC	1,423	82,350
Admiral Group PLC	345	14,855
Anglo American PLC	1,526	57,733
Antofagasta PLC	483	17,727
Ashtead Group PLC	651	43,483
Associated British Foods PLC	465	14,032
AstraZeneca PLC	2,261	372,949
Auto Trader Group PLC	1,508	15,471
Aviva PLC	4,278	37,601
BAE Systems PLC	4,645	114,422
Barclays PLC	20,918	112,196
Barratt Redrow PLC	2,672	13,222
BP PLC	22,150	129,773
British American Tobacco PLC	3,136	160,612
BT Group PLC	8,569	20,913
Bunzl PLC	424	12,889
Centrica PLC	6,504	15,329
Compass Group PLC	2,447	80,995
Convatec Group PLC	2,718	8,729
Croda International PLC	185	7,023
DCC PLC	131	8,630
Diageo PLC	3,290	75,676
Experian PLC	1,396	65,117
Fresnillo PLC	349	10,206
Glencore PLC	14,794	70,872
GSK PLC	6,128	143,477
Haleon PLC	13,250	61,615
Halma PLC	599	27,912
Hikma Pharmaceuticals PLC	199	4,814
HSBC Holdings PLC	26,054	364,741
ICG PLC	373	9,476
Imperial Brands PLC	1,099	43,668
Informa PLC	2,193	27,924
InterContinental Hotels Group PLC	227	27,382
Intertek Group PLC	237	15,786
J Sainsbury PLC	2,594	11,647
JD Sports Fashion PLC	3,478	4,262
Kingfisher PLC	3,144	12,751
Land Securities Group PLC REIT	1,203	9,832
Legal & General Group PLC	8,044	25,137
Lloyds Banking Group PLC	86,457	101,370
London Stock Exchange Group PLC	721	89,855
	Shares	Value
M&G PLC	3,655	$12,654
Marks & Spencer Group PLC	3,606	18,844
Melrose Industries PLC	1,762	14,515
Mondi PLC	566	6,327
National Grid PLC	7,146	107,148
NatWest Group PLC	11,308	87,055
Next PLC	160	30,062
Pearson PLC	1,057	14,711
Phoenix Group Holdings PLC	1,263	11,189
Prudential PLC	4,071	56,620
Reckitt Benckiser Group PLC	986	75,418
RELX PLC	2,785	123,087
Rentokil Initial PLC	3,628	20,249
Rightmove PLC	1,057	9,281
Rio Tinto PLC	1,499	108,063
Rolls-Royce Holdings PLC	12,598	193,868
Sage Group PLC	1,472	22,250
Schroders PLC	822	4,102
Segro PLC REIT	1,997	18,325
Severn Trent PLC	373	13,635
Shell PLC	8,798	329,832
Smith & Nephew PLC	1,340	24,744
Smiths Group PLC	502	16,623
Spirax Group PLC	125	11,659
SSE PLC	1,767	44,516
Standard Chartered PLC	2,733	56,101
Taylor Wimpey PLC	6,149	8,506
Tesco PLC	10,178	61,421
Unilever PLC CVA	3,566	213,975
United Utilities Group PLC	1,051	16,581
Vodafone Group PLC	28,528	34,535
Weir Group PLC	348	13,547
Whitbread PLC	278	10,583
Wise PLC, Class A (b)	862	10,961
WPP PLC	1,279	4,833
		4,350,274
United States (0.5%)
ICON PLC ADR (b)	121	20,790
NXP Semiconductors NV	362	75,701
Waste Connections, Inc.	379	63,562
		160,053
Virgin Islands, British (0.0%)‡
Etoro Group Ltd., Class A (b)	46	1,705
Total Common Stocks (Cost $30,590,386)		33,906,083
	No. of Rights
Rights (0.0%)‡
Norway (0.0%)‡
Vend Marketplaces ASA, expires 11/13/25 (b) (Cost $—)	123	273

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.95% (See Note E) (Cost $472,985)	472,985	$472,985
Total Investments (100.5%) (Cost $31,063,371) (d)(e)		34,379,341
Liabilities in Excess of Other Assets (–0.5%)		(170,091)
Net Assets (100.0%)		$34,209,250

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  The fair value and percentage of net assets, $29,471,549 and 86.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At October 31, 2025, the aggregate cost for federal income tax purposes is $31,442,123. The aggregate gross unrealized appreciation is $3,983,594 and the aggregate gross unrealized depreciation is $1,049,553, resulting in net unrealized appreciation of $2,934,041.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	73.0%
Banks	14.9
Pharmaceuticals	6.4
Insurance	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

E*TRADE No Fee Municipal Bond Index Fund

	Face Amount	Value
Municipal Bonds (98.4%)
Education (11.1%)
Board of Regents of the University of Texas System 5.00%, 8/15/31	$155,000	$175,324
Danville Multi-School Building Corp., IN 5.00%, 7/15/41	335,000	364,177
Illinois Finance Authority 5.00%, 4/1/31	300,000	334,178
Mississippi Development Bank 5.00%, 4/1/29	110,000	118,705
New York State Dormitory Authority 5.00%, 8/15/42	200,000	217,222
Ohio Higher Educational Facility Commission (Kenyon College 2023), 5.00%, 7/1/36 - 7/1/39	440,000	476,290
University of Arkansas 5.00%, 9/1/28	240,000	255,813
University of Houston, TX 5.00%, 2/15/32	210,000	237,942
University of Maine System 5.00%, 3/1/28	200,000	210,516
		2,390,167
Electric Utilities (5.8%)
Energy Northwest, WA 5.00%, 7/1/37	180,000	191,316
Grant County Public Utility District No. 2 Electric Revenue, WA 5.00%, 1/1/42	450,000	460,665
Knoxville Electric System Revenue, TN 5.00%, 7/1/39	105,000	113,572
Lower Colorado River Authority, TX 5.00%, 5/15/31	145,000	162,089
San Antonio Texas Electric and Gas Systems Revenue 5.00%, 2/1/30	300,000	327,915
		1,255,557
General Obligations (40.0%)
Abilene, TX (Taylor And Jones Counties) 5.00%, 2/15/32	115,000	128,889
Angleton Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/38	250,000	277,830
Baltimore, MD (Consolidated Public Improvement) 2.00%, 10/15/35	195,000	160,641
Bethlehem Area School District, PA (State Aid Withholding) 5.00%, 11/15/29	190,000	207,458
Celina Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/38	165,000	186,373
Coeur d'Alene, ID 5.00%, 8/1/31	320,000	361,707
Commonwealth of Massachusetts, (General Obligation Refunding Bonds) 5.00%, 3/1/39	220,000	248,349
Commonwealth of Pennsylvania, (Bid Group A) 5.00%, 9/1/32	110,000	126,342
	Face Amount	Value
Connecticut, (Sustainable Bonds) 5.00%, 7/15/30	$245,000	$271,475
Conroe Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/40	200,000	222,992
County of Hamblen, TN 4.00%, 6/1/34	500,000	534,674
Cypress-Fairbanks Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/32	145,000	164,922
Del Mar College District, TX 3.00%, 8/15/39	135,000	119,467
Denton, TX 5.00%, 2/15/41	315,000	341,717
Everett, WA (Lift Projects) 5.00%, 6/1/30	200,000	220,993
La Vernia Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/42	150,000	163,415
Lake County School District No. 112 North Shore, IL, 5.00%, 12/1/33 - 12/1/35	250,000	282,272
Laredo, TX 3.00%, 2/15/37	175,000	164,437
Maryland, (Bidding Group 3) 5.00%, 6/1/37	220,000	253,048
Melissa, TX 5.00%, 2/15/34	130,000	145,529
Memphis, TN (Tennessee General Improvement Bonds) 5.00%, 4/1/39	170,000	188,948
New York City, 5.00%, 3/1/33 - 12/1/39	430,000	463,974
4.00%, 3/1/41	250,000	248,525
Oakland Park, FL 5.00%, 2/1/32	240,000	264,195
Pflugerville, TX 5.00%, 8/1/27	110,000	114,284
Plano Independent School District, TX 5.00%, 2/15/41	180,000	192,175
Prosper Independent School District, TX (PSF Guaranteed), 5.00%, 2/15/32	125,000	141,632
5.00%, 2/15/36	300,000	342,722
Rockwall Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/36	150,000	175,105
SCAGO Educational Facilities Corp. for Pickens School District, SC 5.00%, 12/1/31	205,000	231,538
St. Cloud Independent School District No. 742, MN 0.00%, 2/1/27	100,000	96,289
State of Minnesota 5.00%, 8/1/38	380,000	439,699
State of Washington, 5.00%, 2/1/39 - 2/1/40	300,000	327,096
State of West Virginia 5.00%, 12/1/38	145,000	157,895

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Municipal Bond Index Fund

	Face Amount	Value
General Obligations (cont'd)
Town of Prosper, TX 5.00%, 2/15/33	$180,000	$204,908
Warren Consolidated Schools, MI (SBLF) 5.00%, 5/1/26	130,000	131,408
Washington, (Various Purpose General Obligation Refunding Bonds) 5.00%, 8/1/26	180,000	183,147
Waukee Community School District, IA 5.00%, 6/1/35	115,000	126,316
		8,612,386
Hospital (4.4%)
Colorado Health Facilities Authority, CO 5.00%, 5/15/42	135,000	143,416
Maricopa County Industrial Development Authority, AZ 5.00%, 9/1/28	110,000	116,414
Michigan Finance Authority, 5.00%, 12/1/29 - 4/15/37	395,000	431,955
Oregon Health and Science University 5.00%, 7/1/27	235,000	243,346
		935,131
Insured — General Obligations (0.8%)
North Olmsted City School District, OH (AGM) 5.00%, 10/15/27	170,000	177,316
Insured — Special Tax Revenue (1.5%)
Park Creek Metropolitan District, CO (AGM) 5.00%, 12/1/35	290,000	324,450
Lease Revenue/Certificates of Participation (9.9%)
California State Public Works Board (Various Capital) 5.00%, 9/1/37	200,000	230,829
Colorado, (Rural Colorado), 4.00%, 12/15/34	225,000	235,449
5.00%, 12/15/31	125,000	142,120
Community College District of Central Southwest Missouri 5.00%, 3/1/28	185,000	194,129
County of Dare, NC, 5.00%, 6/1/39 - 6/1/40	355,000	399,355
El Paso County School District No. 49 Falcon, CO 5.00%, 12/15/35	220,000	223,300
IPS Multi-School Building Corp., IN (State Aid Withholding) 5.00%, 7/15/43 (a)	300,000	321,192
Oklahoma City Water Utilities Trust 5.00%, 7/1/39 (a)	130,000	147,334
Porter Township High School Building Corp., IN 5.00%, 7/15/36	215,000	240,715
		2,134,423
Special Tax Revenue (14.3%)
County of Clark, NV 5.00%, 7/1/33	285,000	331,211
East Montgomery County Improvement District Sales Tax Revenue, TX (AGM) 5.00%, 8/15/39	230,000	253,036
	Face Amount	Value
Empire State Development Corp., NY, 5.00%, 3/15/36 - 3/15/38	$425,000	$469,028
Grand Junction, CO 5.00%, 3/1/31	100,000	111,813
Greater Texas Cultural Education Facilities Finance Corp. 4.00%, 3/1/40	200,000	200,606
New York City Transitional Finance Authority 5.00%, 11/1/40	180,000	199,569
5.00%, 5/1/40 - 5/1/42	430,000	470,790
New York State Dormitory Authority, 4.00%, 3/15/38 - 3/15/41	285,000	286,210
5.00%, 3/15/31	120,000	135,102
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue 0.00%, 12/1/37	350,000	220,120
Southeastern Pennsylvania Transportation Authority 5.25%, 6/1/41	250,000	274,185
Washington Metropolitan Area Transit Authority Dedicated Revenue 5.00%, 7/15/35	120,000	130,433
		3,082,103
Transportation (6.0%)
Central Texas Turnpike System 5.00%, 8/15/33	165,000	188,901
County of Clark Department of Aviation, NV 5.00%, 7/1/29	195,000	211,485
Houston Airport System Revenue, TX 5.00%, 7/1/37	150,000	156,517
North Texas Tollway Authority 5.00%, 1/1/38	340,000	377,367
Port Authority of New York & New Jersey 5.00%, 10/15/42	85,000	93,943
Virginia Port Authority 5.00%, 7/1/34	35,000	40,726
Wayne County Airport Authority, MI 5.00%, 12/1/41	200,000	221,317
		1,290,256
Water and Sewer (4.6%)
Illinois Finance Authority 5.00%, 7/1/38	250,000	285,377
Massachusetts Water Resources Authority 5.00%, 8/1/39	140,000	147,800
Ohio Water Development Authority 5.00%, 6/1/29	115,000	124,279
Ohio Water Development Authority Water Pollution Control Loan Fund 5.00%, 12/1/34	140,000	165,820
San Antonio Water System, TX 5.00%, 5/15/35	135,000	148,843
Texas Water Development Board 5.00%, 10/15/33	105,000	122,265
		994,384
Total Municipal Bonds (Cost $20,440,479)		21,196,173

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee Municipal Bond Index Fund

	Shares	Value
Short-Term Investment (4.2%)
Investment Company (4.2%)
BlackRock Liquidity Funds — MuniCash — Institutional Shares, 3.20% (Cost $898,423)	898,334	$898,423
Total Investments (102.6%) (Cost $21,338,902) (b)(c)		22,094,596
Liabilities in Excess of Other Assets (–2.6%)		(568,255)
Net Assets (100.0%)		$21,526,341

(a)  Security purchased on a when-issued basis.

(b)  Securities are available for collateral in connection with purchase of when-issued securities.

(c)  At October 31, 2025, the aggregate cost for federal income tax purposes is $21,401,701. The aggregate gross unrealized appreciation is $758,743 and the aggregate gross unrealized depreciation is $65,848, resulting in net unrealized appreciation of $692,895.

AGM  Assured Guaranty Municipal Corporation.

AID  Agency for International Development.

PSF  Permanent School Fund.

SBLF  Small Business Lending Fund.

At October 31, 2025, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:

State/Territory	Value	Percentage of Net Assets
Texas	$5,437,202	25.3%
New York	2,584,363	12.0
Washington	2,281,640	10.6
Others, representing less than 10% individually	11,791,391	54.7
	$22,094,596	102.6%

Sector Classification of Portfolio

Classification	Percentage of Total Investments
General Obligations	39.0%
Other*	15.1
Special Tax Revenue	13.9
Education	10.8
Lease Revenue/Certificates of Participation	9.7
Transportation	5.8
Electric Utilities	5.7
Total Investments	100.0%

*  Sectors representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
Fixed Income Securities (98.6%)
Corporate Bonds (28.0%)
Basic Materials (0.9%)
LYB International Finance III LLC, 5.50%, 3/1/34	$67,000	$66,999
Nutrien Ltd., 4.90%, 3/27/28	49,000	49,853
Sherwin-Williams Co., 2.95%, 8/15/29	65,000	62,085
		178,937
Communications (1.5%)
AT&T, Inc., 3.10%, 2/1/43	114,000	84,583
3.30%, 2/1/52	122,000	81,514
Cisco Systems, Inc., 5.35%, 2/26/64	89,000	86,531
Comcast Corp., 3.90%, 3/1/38	67,000	58,533
		311,161
Consumer, Cyclical (2.1%)
AutoZone, Inc., 3.75%, 6/1/27	68,000	67,632
Lowe's Cos., Inc., 3.35%, 4/1/27	101,000	100,056
3.65%, 4/5/29	101,000	99,350
Starbucks Corp., 3.35%, 3/12/50	100,000	70,033
Toyota Motor Credit Corp., 4.70%, 1/12/33	86,000	87,498
		424,569
Consumer, Non-Cyclical (3.1%)
AbbVie, Inc., 5.50%, 3/15/64	79,000	79,181
Amgen, Inc., 2.77%, 9/1/53	132,000	80,312
4.20%, 3/1/33	132,000	128,773
Becton Dickinson & Co., 1.96%, 2/11/31	105,000	92,869
General Mills, Inc., 5.25%, 1/30/35	110,000	112,171
Stryker Corp., 1.95%, 6/15/30	159,000	143,960
		637,266
Energy (1.7%)
Enbridge, Inc., 6.00%, 11/15/28	84,000	88,344
Equinor ASA, 3.95%, 5/15/43	50,000	42,738
Kinder Morgan, Inc., 5.20%, 3/1/48	121,000	111,609
Marathon Petroleum Corp., 5.70%, 3/1/35	60,000	62,116
Williams Cos., Inc., 5.65%, 3/15/33	44,000	46,296
		351,103
	Face Amount	Value
Finance (11.0%)
Air Lease Corp., 5.85%, 12/15/27	$142,000	$145,991
Aon North America, Inc., 5.75%, 3/1/54	134,000	135,459
Bank of America Corp., MTN 2.55%, 2/4/28	90,000	88,262
4.95%, 7/22/28	85,000	86,157
Capital One Financial Corp., 5.88%, 7/26/35	115,000	120,462
Charles Schwab Corp., 5.85%, 5/19/34	75,000	80,269
Citigroup, Inc., 2.57%, 6/3/31	94,000	86,706
2.67%, 1/29/31	92,000	85,765
Citizens Financial Group, Inc., 5.25%, 3/5/31	152,000	155,560
Equinix, Inc., 2.15%, 7/15/30	238,000	215,302
Essex Portfolio LP, 5.50%, 4/1/34	116,000	120,724
Fifth Third Bancorp, 5.63%, 1/29/32	109,000	114,128
Goldman Sachs Group, Inc., 2.91%, 7/21/42	107,000	79,561
6.56%, 10/24/34	71,000	79,356
JPMorgan Chase & Co., 5.04%, 1/23/28	85,000	85,901
PNC Financial Services Group, Inc., 5.35%, 12/2/28	84,000	86,048
Regions Financial Corp., 5.50%, 9/6/35	140,000	143,451
Truist Financial Corp., MTN 6.12%, 10/28/33	74,000	79,582
U.S. Bancorp, 4.55%, 7/22/28	124,000	124,853
Wells Fargo & Co., MTN 2.57%, 2/11/31	93,000	86,736
4.61%, 4/25/53	87,000	76,407
		2,276,680
Industrials (1.2%)
CSX Corp., 5.05%, 6/15/35	67,000	68,171
General Dynamics Corp., 2.85%, 6/1/41	118,000	89,868
RTX Corp., 1.90%, 9/1/31	111,000	97,098
		255,137
Technology (2.3%)
Dell International LLC/EMC Corp., 6.02%, 6/15/26	24,000	24,178
Fiserv, Inc., 4.20%, 10/1/28	110,000	108,990

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
Technology (cont'd)
Intel Corp., 5.05%, 8/5/62	$99,000	$83,838
5.20%, 2/10/33	95,000	96,789
Oracle Corp., 2.95%, 4/1/30	82,000	76,762
QUALCOMM, Inc., 6.00%, 5/20/53	73,000	78,267
		468,824
Utilities (4.2%)
American Electric Power Co., Inc., 5.63%, 3/1/33	250,000	263,667
Consolidated Edison Co. of New York, Inc., 3.70%, 11/15/59	191,000	138,252
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	70,000	77,737
Duke Energy Carolinas LLC, 5.40%, 1/15/54	80,000	79,602
Duke Energy Indiana LLC, 5.40%, 4/1/53	82,000	80,448
Exelon Corp., 5.15%, 3/15/29	84,000	86,421
Southern Co., 4.85%, 6/15/28	133,000	135,478
		861,605
		5,765,282
U.S. Agency Securities (2.9%)
Federal Home Loan Bank, 4.00%, 3/10/27	160,000	160,664
Federal National Mortgage Association, 0.75%, 10/8/27	216,000	204,435
0.88%, 8/5/30	274,000	240,685
		605,784
U.S. Treasury Securities (67.7%)
U.S. Treasury Bond,
2.75%, 8/15/47	528,000	387,111
3.00%, 2/15/49	1,933,000	1,462,737
3.38%, 11/15/48	695,000	563,982
4.50%, 2/15/36	688,000	713,934
6.50%, 11/15/26	355,000	365,682
6.63%, 2/15/27	56,000	58,231
U.S. Treasury Notes,
0.50%, 4/30/27	664,000	634,016
1.13%, 2/15/31	626,000	549,621
1.25%, 4/30/28	1,736,000	1,639,842
1.63%, 10/31/26	926,000	907,098
3.75%, 12/31/28	1,217,000	1,221,944
4.0%, 1/31/29 - 2/28/30	2,031,000	2,054,838
4.25%, 6/30/31	1,283,000	1,313,947
4.38%, 5/15/34	2,001,000	2,054,191
		13,927,174
Total Fixed Income Securities (Cost $19,907,541)		20,298,240
	Shares	Value
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.95% (See Note E) (Cost $70,449)	70,449	$70,449
Total Investments (99.0%) (Cost $19,977,990) (a)		20,368,689
Other Assets in Excess of Liabilities (1.0%)		214,559
Net Assets (100.0%)		$20,583,248

(a)  At October 31, 2025, the aggregate cost for federal income tax purposes is $19,978,609. The aggregate gross unrealized appreciation is $404,319 and the aggregate gross unrealized depreciation is $14,239, resulting in net unrealized appreciation of $390,080.

MTN  Medium Term Note.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	68.4%
Corporate Bonds	28.3
Other*	3.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Assets and Liabilities

	E*TRADE No Fee Large Cap Index Fund	E*TRADE No Fee Total Market Index Fund	E*TRADE No Fee International Index Fund
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$54,766,447	$40,842,701	$30,590,386
Investments in Securities of Affiliated Issuers, at Cost	547,036	279,852	472,985
Total Investments in Securities, at Cost	55,313,483	41,122,553	31,063,371
Investments in Securities of Unaffiliated Issuers, at Value	60,820,375	46,524,331	33,906,356
Investments in Securities of Affiliated Issuers, at Value	574,690	304,629	472,985
Total Investments in Securities, at Value	61,395,065	46,828,960	34,379,341
Foreign Currency, at Value (Cost of $—, $— and $12,164, respectively)	—	—	12,081
Cash	—	6	—
Receivable for Fund Shares Sold	841,404	219,647	125,275
Dividends Receivable	26,027	19,826	70,064
Receivable for Investments Sold	—	—	20,249
Tax Reclaim Receivable	—	—	6,340
Receivable from Affiliate	996	1,224	863
Interest Receivable	—	—	236
Total Assets	62,263,492	47,069,663	34,614,449
Liabilities:
Payable for Investments Purchased	341,723	157,270	399,667
Payable for Fund Shares Redeemed	26,173	3,131	5,532
Deferred Capital Gain Country Tax	43	—	—
Total Liabilities	367,939	160,401	405,199
Net Assets	$61,895,553	$46,909,262	$34,209,250
Net Assets Consist of:
Paid-in-Capital	$55,900,489	$41,142,225	$30,608,981
Total Distributable Earnings	5,995,064	5,767,037	3,600,269
Net Assets	$61,895,553	$46,909,262	$34,209,250
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized)	4,812,771	3,652,630	2,777,192
Net Asset Value, Offering and Redemption Price Per Share	$12.86	$12.84	$12.32

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Assets and Liabilities (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund	E*TRADE No Fee U.S. Bond Index Fund
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$21,338,902	$19,907,541
Investments in Securities of Affiliated Issuers, at Cost	—	70,449
Total Investments in Securities, at Cost	21,338,902	19,977,990
Investments in Securities of Unaffiliated Issuers, at Value	22,094,596	20,298,240
Investments in Securities of Affiliated Issuers, at Value	—	70,449
Total Investments in Securities, at Value	22,094,596	20,368,689
Interest Receivable	234,330	201,888
Receivable for Fund Shares Sold	122,192	23,315
Receivable from Affiliate	—	385
Total Assets	22,451,118	20,594,277
Liabilities:
Payable for Investments Purchased	910,971	—
Payable for Fund Shares Redeemed	13,806	11,029
Total Liabilities	924,777	11,029
Net Assets	$21,526,341	$20,583,248
Net Assets Consist of:
Paid-in-Capital	$20,826,338	$20,172,973
Total Distributable Earnings	700,003	410,275
Net Assets	$21,526,341	$20,583,248
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized)	2,052,391	1,996,107
Net Asset Value, Offering and Redemption Price Per Share	$10.49	$10.31

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Operations

	E*TRADE No Fee Large Cap Index Fund(1)	E*TRADE No Fee Total Market Index Fund(1)	E*TRADE No Fee International Index Fund(1)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$182,386	$172,905	$319,181
Dividends from Securities of Affiliated Issuers (Note E)	10,517	7,293	10,505
Total Investment Income	192,903	180,198	329,686
Realized Gain (Loss):
Investments Sold (Net of $1, $— and $—, respectively of Capital Gain Country Tax)	(279,379)	(119,568)	(53,107)
Foreign Currency Transaction	—	—	10,897
Net Realized Loss	(279,379)	(119,568)	(42,210)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $42, $— and $—, respectively)	6,053,886	5,681,630	3,315,970
Investments in Affiliates	27,654	24,777	—
Foreign Currency Translation	—	—	(3,177)
Net Change in Unrealized Appreciation (Depreciation)	6,081,540	5,706,407	3,312,793
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	5,802,161	5,586,839	3,270,583
Net Increase in Net Assets Resulting from Operations	$5,995,064	$5,767,037	$3,600,269

(1)  For the period from April 11, 2025 (Commencement of Operations) to October 31, 2025.
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Operations (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund(1)	E*TRADE No Fee U.S. Bond Index Fund(1)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$313,845	$366,719
Dividends from Securities of Affiliated Issuers (Note E)	—	3,796
Total Investment Income	313,845	370,515
Realized Gain:
Investments Sold	10,813	19,802
Change in Unrealized Appreciation (Depreciation):
Investments	755,694	390,699
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	766,507	410,501
Net Increase in Net Assets Resulting from Operations	$1,080,352	$781,016

(1)  For the period from April 11, 2025 (Commencement of Operations) to October 31, 2025.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets

	E*TRADE No Fee Large Cap Index Fund	E*TRADE No Fee Total Market Index Fund	E*TRADE No Fee International Index Fund
	Period from April 11, 2025(2) to October 31, 2025	Period from April 11, 2025(2) to October 31, 2025	Period from April 11, 2025(2) to October 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Investment Income	$192,903	$180,198	$329,686
Net Realized Loss	(279,379)	(119,568)	(42,210)
Net Change in Unrealized Appreciation (Depreciation)	6,081,540	5,706,407	3,312,793
Net Increase in Net Assets Resulting from Operations	5,995,064	5,767,037	3,600,269
Capital Share Transactions:(1)
Subscribed	63,537,748	46,079,216	33,411,934
Redeemed	(7,637,259)	(4,936,991)	(2,802,953)
Net Increase in Net Assets Resulting from Capital Share Transactions	55,900,489	41,142,225	30,608,981
Total Increase in Net Assets	61,895,553	46,909,262	34,209,250
Net Assets:
Beginning of Period	—	—	—
End of Period	$61,895,553	$46,909,262	$34,209,250
(1) Capital Share Transactions:
Shares Subscribed	5,440,905	4,054,075	3,018,433
Shares Redeemed	(628,134)	(401,445)	(241,241)
Net Increase in Share Outstanding	4,812,771	3,652,630	2,777,192

(2)  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund	E*TRADE No Fee U.S. Bond Index Fund
	Period from April 11, 2025(2) to October 31, 2025	Period from April 11, 2025(2) to October 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Investment Income	$313,845	$370,515
Net Realized Gain	10,813	19,802
Net Change in Unrealized Appreciation (Depreciation)	755,694	390,699
Net Increase in Net Assets Resulting from Operations	1,080,352	781,016
Dividends and Distributions to Shareholders	(380,349)	(370,741)
Capital Share Transactions:(1)
Subscribed	21,997,577	21,794,566
Distributions Reinvested	380,349	370,741
Redeemed	(1,551,588)	(1,992,334)
Net Increase in Net Assets Resulting from Capital Share Transactions	20,826,338	20,172,973
Total Increase in Net Assets	21,526,341	20,583,248
Net Assets:
Beginning of Period	—	—
End of Period	$21,526,341	$20,583,248
(1) Capital Share Transactions:
Shares Subscribed	2,166,434	2,154,074
Shares Issued on Distributions Reinvested	36,921	36,273
Shares Redeemed	(150,964)	(194,240)
Net Increase in Share Outstanding	2,052,391	1,996,107

(2)  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

E*TRADE No Fee Large Cap Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to October 31, 2025
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.08
Net Realized and Unrealized Gain	2.78
Total from Investment Operations	2.86
Net Asset Value, End of Period	$12.86
Total Return	28.60	%(3)(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61,896
Ratio of Investment Income	1.14	%(4)
Portfolio Turnover Rate	8	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

(5)  Calculated based on the net asset value as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

E*TRADE No Fee Total Market Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to October 31, 2025
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.08
Net Realized and Unrealized Gain	2.76
Total from Investment Operations	2.84
Net Asset Value, End of Period	$12.84
Total Return	28.40	%(3)(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,909
Ratio of Investment Income	1.18	%(4)
Portfolio Turnover Rate	6	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

(5)  Calculated based on the net asset value as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

E*TRADE No Fee International Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to October 31, 2025
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.17
Net Realized and Unrealized Gain	2.15
Total from Investment Operations	2.32
Net Asset Value, End of Period	$12.32
Total Return	23.20	%(3)(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,209
Ratio of Investment Income	2.63	%(4)
Portfolio Turnover Rate	6	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

(5)  Calculated based on the net asset value as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

E*TRADE No Fee Municipal Bond Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to October 31, 2025
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.21
Net Realized and Unrealized Gain	0.52
Total from Investment Operations	0.73
Distributions from and/or in Excess of:
Investment Income	(0.24)
Net Asset Value, End of Period	$10.49
Total Return	7.40	%(3)(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,526
Ratio of Investment Income	3.63	%(4)
Portfolio Turnover Rate	7	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

(5)  Calculated based on the net asset value as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

E*TRADE No Fee U.S. Bond Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to October 31, 2025
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.25
Net Realized and Unrealized Gain	0.30
Total from Investment Operations	0.55
Distributions from and/or in Excess of:
Investment Income	(0.24)
Net Asset Value, End of Period	$10.31
Total Return	5.52	%(3)(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,583
Ratio of Investment Income	4.37	%(4)
Portfolio Turnover Rate	13	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

(5)  Calculated based on the net asset value as of the last business day of the period.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Notes to Financial Statements

E*TRADE Trust (the "Trust") is an open-end, management investment company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 13, 2024 ("Declaration of Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is comprised of five separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds").

The Trust applies investment company accounting and reporting guidance Accounting Standard Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statement of Assets and Liabilities through the date of the financial statements were issued.

Fund Name	Fund Objective
E*TRADE No Fee Large Cap Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of stocks of large capitalization U.S. companies.
E*TRADE No Fee Total Market Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of a broad range of U.S. stocks.
E*TRADE No Fee International Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of foreign developed stock markets.
E*TRADE No Fee Municipal Bond Index Fund	Seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.
E*TRADE No Fee U.S. Bond Index Fund	Seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use a

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions("spot contracts") and foreign exchange forward contracts("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Use of Estimates: The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3.  Organization and Offering Costs: In accordance with the Agreement (as defined below), the Adviser has agreed to pay all the Trust's organizational and offering costs.

4.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including each Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value each Fund's investments as of October 31, 2025:

E*TRADE No Fee Large Cap Index

Investment Type	Level 1 Unadjusted quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks	$61,029,311	(1)	$—	$—	$61,029,311
Short-Term Investment
Investment Company	365,754		—	—	365,754
Total Assets	$61,395,065		$—	$—	$61,395,065

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

E*TRADE No Fee Total Market Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$1,071,931	$—	$—	$1,071,931
Air Freight & Logistics	124,793	—	—	124,793
Automobile Components	69,401	—	—	69,401
Automobiles	1,022,766	—	—	1,022,766
Banks	1,737,629	—	—	1,737,629
Beverages	441,975	—	—	441,975
Biotechnology	981,540	—	—	981,540
Broadline Retail	1,737,226	—	—	1,737,226
Building Products	286,349	—	—	286,349
Capital Markets	1,532,515	—	—	1,532,515
Chemicals	474,363	—	—	474,363
Commercial Services & Supplies	238,991	—	—	238,991
Communications Equipment	441,311	—	—	441,311
Construction & Engineering	187,596	—	—	187,596
Construction Materials	121,089	—	—	121,089
Consumer Finance	323,108	—	—	323,108
Consumer Staples Distribution & Retail	780,549	—	—	780,549
Containers & Packaging	91,713	—	—	91,713
Distributors	25,916	—	—	25,916
Diversified Consumer Services	47,635	—	—	47,635
Diversified REITs	25,186	—	—	25,186
Diversified Telecommunication Services	286,641	—	—	286,641
Electric Utilities	679,663	—	—	679,663
Electrical Equipment	505,193	—	—	505,193
Electronic Equipment, Instruments & Components	445,710	—	—	445,710
Energy Equipment & Services	145,995	—	—	145,995
Entertainment	784,970	—	—	784,970
Financial Services	1,498,571	—	—	1,498,571
Food Products	233,856	—	—	233,856
Gas Utilities	56,859	—	—	56,859
Ground Transportation	398,449	—	—	398,449
Health Care Equipment & Supplies	896,762	—	—	896,762
Health Care Providers & Services	781,691	—	—	781,691
Health Care REITs	160,870	—	—	160,870
Health Care Technology	47,802	—	—	47,802
Hotel & Resort REITs	19,645	—	—	19,645
Hotels, Restaurants & Leisure	868,978	—	—	868,978
Household Durables	160,461	—	—	160,461
Household Products	359,816	—	—	359,816
Independent Power & Renewable Electricity Producers	82,594	—	—	82,594
Industrial Conglomerates	155,146	—	—	155,146
Industrial REITs	114,792	—	—	114,792
Information Technology Services	606,388	—	—	606,388
Insurance	775,967	—	—	775,967
Interactive Media & Services	3,259,651	—	—	3,259,651

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont'd)
Leisure Products	$27,082	$—	$—	$27,082
Life Sciences Tools & Services	448,489	—	—	448,489
Machinery	836,891	—	—	836,891
Marine Transportation	7,865	—	—	7,865
Media	182,059	—	—	182,059
Metals & Mining	237,173	—	—	237,173
Mortgage Real Estate Investment	48,285	—	—	48,285
Multi-Utilities	237,228	—	—	237,228
Office REITs	31,164	—	—	31,164
Oil, Gas & Consumable Fuels	1,230,483	—	—	1,230,483
Paper & Forest Products	12,428	—	—	12,428
Passenger Airlines	90,044	—	—	90,044
Personal Care Products	48,343	—	—	48,343
Pharmaceuticals	1,298,629	—	—	1,298,629
Professional Services	312,955	—	—	312,955
Real Estate Management & Development	100,356	—	—	100,356
Residential REITs	110,019	—	—	110,019
Retail REITs	143,917	—	—	143,917
Semiconductors & Semiconductor Equipment	6,253,975	—	—	6,253,975
Software	4,992,400	—	—	4,992,400
Specialized REITs	340,580	2,770	—	343,350
Specialty Retail	835,555	—	—	835,555
Tech Hardware, Storage & Peripherals	3,036,098	—	—	3,036,098
Textiles, Apparel & Luxury Goods	124,356	—	—	124,356
Tobacco	227,433	—	—	227,433
Trading Companies & Distributors	236,468	—	—	236,468
Water Utilities	35,476	—	—	35,476
Wireless Telecommunication Services	74,004	—	—	74,004
Total Common Stocks	46,649,807	2,770	—	46,652,577
Rights	—	—	2	2
Short-Term Investment
Investment Company	176,381	—	—	176,381
Total Assets	$46,826,188	$2,770	$2	$46,828,960

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Rights
Beginning Balance	$—
Purchases	2
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$2
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2025	$2

E*TRADE No Fee International Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$11,849	$1,044,650	$—	$1,056,499
Air Freight & Logistics	—	151,385	—	151,385
Automobile Components	21,344	201,719	—	223,063
Automobiles	—	768,426	—	768,426

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont'd)
Banks	$959,476	$4,144,010	$—	$5,103,486
Beverages	27,360	309,010	—	336,370
Biotechnology	71,210	137,569	—	208,779
Broadline Retail	137,159	321,142	—	458,301
Building Products	—	256,741	—	256,741
Capital Markets	216,662	916,044	—	1,132,706
Chemicals	38,997	664,556	—	703,553
Commercial Services & Supplies	103,543	117,498	—	221,041
Communications Equipment	—	103,521	—	103,521
Construction & Engineering	78,700	281,313	—	360,013
Construction Materials	—	130,394	—	130,394
Consumer Finance	—	4,406	—	4,406
Consumer Staples Distribution & Retail	126,117	393,708	—	519,825
Containers & Packaging	10,320	4,806	—	15,126
Distributors	—	5,298	—	5,298
Diversified Consumer Services	—	14,711	—	14,711
Diversified REITs	—	87,659	—	87,659
Diversified Telecommunication Services	71,763	566,192	—	637,955
Electric Utilities	77,956	565,160	—	643,116
Electrical Equipment	—	826,225	—	826,225
Electronic Equipment, Instruments & Components	61,626	369,317	—	430,943
Energy Equipment & Services	—	10,077	—	10,077
Entertainment	—	256,164	—	256,164
Financial Services	8,168	341,001	—	349,169
Food Products	7,491	683,635	—	691,126
Gas Utilities	13,561	92,031	—	105,592
Ground Transportation	216,353	161,838	—	378,191
Health Care Equipment & Supplies	—	529,508	—	529,508
Health Care Providers & Services	—	92,526	—	92,526
Health Care Technology	—	29,164	—	29,164
Hotels, Restaurants & Leisure	27,257	316,097	—	343,354
Household Durables	—	357,392	—	357,392
Household Products	—	144,139	—	144,139
Independent Power & Renewable Electricity Producers	—	84,877	—	84,877
Industrial Conglomerates	—	677,549	—	677,549
Industrial REITs	—	123,404	—	123,404
Information Technology Services	341,703	238,657	—	580,360
Insurance	318,839	1,640,587	—	1,959,426
Interactive Media & Services	—	73,567	—	73,567
Leisure Products	—	46,747	—	46,747
Life Sciences Tools & Services	20,790	90,532	—	111,322
Machinery	—	977,605	—	977,605
Marine Transportation	1,569	79,799	—	81,368
Media	—	99,273	—	99,273
Metals & Mining	486,219	813,081	—	1,299,300
Multi-Utilities	4,845	269,056	—	273,901
Office REITs	—	37,066	—	37,066
Oil, Gas & Consumable Fuels	601,841	985,713	—	1,587,554
Paper & Forest Products	4,089	67,620	—	71,709
Passenger Airlines	—	127,384	—	127,384
Personal Care Products	1,448	416,393	—	417,841
Pharmaceuticals	—	2,196,992	—	2,196,992
Professional Services	31,095	416,711	—	447,806
Real Estate Management & Development	11,779	327,097	—	338,876
Residential REITs	5,362	—	—	5,362
Retail REITs	3,957	56,878	—	60,835
Semiconductors & Semiconductor Equipment	75,701	1,232,557	—	1,308,258
Software	172,207	530,131	—	702,338
Specialty Retail	—	291,331	—	291,331
Tech Hardware, Storage & Peripherals	—	94,614	—	94,614
Textiles, Apparel & Luxury Goods	11,663	699,265	—	710,928
Tobacco	—	260,013	—	260,013
Trading Companies & Distributors	32,169	551,385	—	583,554

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont'd)
Transportation Infrastructure	$—	$93,020	$—	$93,020
Water Utilities	—	30,216	—	30,216
Wireless Telecommunication Services	22,621	443,122	—	465,743
Total Common Stocks	4,434,809	29,471,274	—	33,906,083
Rights	—	273	—	273
Short-Term Investment
Investment Company	472,985	—	—	472,985
Total Assets	$4,907,794	$29,471,547	$—	$34,379,341

E*TRADE No Fee Municipal Bond Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Municipal Bonds	$—	$21,196,173	$—	$21,196,173
Short-Term Investment
Investment Company	898,423	—	—	898,423
Total Assets	$898,423	$21,196,173	$—	$22,094,596

E*TRADE No Fee U.S. Bond Index

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$5,765,282	$—	$5,765,282
U.S. Agency Securities	—	605,784	—	605,784
U.S. Treasury Securities	—	13,927,174	—	13,927,174
Total Fixed Income Securities	—	20,298,240	—	20,298,240
Short-Term Investment
Investment Company	70,449	—	—	70,449
Total Assets	$70,449	$20,298,240	$—	$20,368,689

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

5.  Foreign Currency Translation and Foreign Investments: The books and records of certain Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

  –  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

  –  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of certain Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually for E*Trade No Fee Large Cap Index Fund, E*Trade No Fee Total Market Index Fund, and E*Trade No Fee International Index Fund and declared and paid monthly for E*Trade No Fee Municipal Bond Index Fund and E*Trade No Fee U.S. Bond Index Fund. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions and Income : Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as a Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities.

9.  Segment Reporting: During the year ended October 31, 2025, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, ("ASU 2023-07"), which requires incremental disclosures related to a public entity's reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Funds' President has been designated as the Trust's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Fees and Other Transactions with Affiliates: The Adviser provides investment advice and portfolio management services pursuant to a Management Agreement (the "Agreement") and, subject to the supervision of the Trust's Board of Trustees, makes or oversees the Funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments. The Agreement was approved for an initial two-year period on March 13, 2025 and continues for successive one year periods, only if each renewal is specifically approved by the Trustees in accordance with the Act.

The Trustees of the Trust have approved a unitary management fee structure for each Fund. Under the unitary fee structure, the Adviser will not receive a management fee from the Fund and will pay all expenses of the Fund (including expenses of the Trust relating to the Fund), except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of each Fund's business.

The Adviser also provides administrative services to the Trust pursuant to an Administration Agreement. The Funds do not pay a fee to the Adviser for its services under the Administration Agreement. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

Morgan Stanley Distribution, Inc. (the "Distributor") acts as the exclusive principal underwriter with respect to the continuous offering of each Fund's shares pursuant to the Distribution Agreement. The Distributor receives no compensation from the Funds for distributing shares of the Funds.

C. Sub-Administration and Custodian Services: Under an agreement between the Adviser and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Adviser pays State Street a fee from its own profits. The Adviser supervises and monitors the administrative and accounting services provided by State Street. State Street's services are also subject to the supervision of the Officers and Trustees of the Trust.

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act.

D. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS").

E. Security Transactions and Transactions with Affiliates: For the year ended October 31, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	Purchases		Sales
	Government	Non-Government	Government	Non-Government
E*TRADE No Fee Large Cap Index Fund	$—	$57,804,238	$—	$2,566,086
E*TRADE No Fee Total Market Index Fund	$—	$42,837,302	$—	$1,752,438
E*TRADE No Fee International Index Fund	$—	$32,064,745	$—	$1,399,843
E*TRADE No Fee Municipal Bond Index Fund	$—	$21,535,991	$—	$1,046,704
E*TRADE No Fee U.S. Bond Index Fund	$16,064,842	$5,733,993	$1,793,931	$180,449

Certain Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended October 31, 2025, the Funds did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Adviser pays these expenses from the Management Fees it receives from the funds.

The Trust has a Deferred Compensation Plan (the "DC Plan"), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Trust.

Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Funds under the 1940 Act, including companies for which the Funds' holding represented 5% or more of the company's voting securities, and a series of the E* Trade Trust in which the Funds invested for cash management purposes during the period. Certain Funds invest in

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser:

E*TRADE No Fee Large Cap Index Fund	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value October 31, 2025
Liquidity Fund	$—	$24,429,996	$24,064,242	$8,515	$—	$—	$365,754
Morgan Stanley	—	181,282	—	2,002	—	27,654	208,936
Total	$—	$24,611,278	$24,064,242	$10,517	$—	$27,654	$574,690
E*TRADE No Fee Total Market Index Fund
Liquidity Fund	$—	$14,371,320	$14,194,939	$5,756	$—	$—	$176,381
Morgan Stanley	—	103,471	—	1,537	—	24,777	128,248
Total	$—	$14,474,791	$14,194,939	$7,293	$—	$24,777	$304,629
E*TRADE No Fee International Index Fund
Liquidity Fund	$—	$19,197,167	$18,724,182	$10,505	$—	$—	$472,985
E*TRADE No Fee U.S. Bond Index Fund
Liquidity Fund	$—	$9,297,968	$9,227,519	$3,796	$—	$—	$70,449

F. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, a Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. Each Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended October 31, 2025 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2025 was as follows:

	2025 Distributions Paid From:
Fund	Ordinary Income	Tax-Exempt Income
E*TRADE No Fee Large Cap Index Fund	$—	$—
E*TRADE No Fee Total Market Index Fund	—	—
E*TRADE No Fee International Index Fund	—	—
E*TRADE No Fee Municipal Bond Index Fund	4,261	376,088
E*TRADE No Fee U.S. Bond Index Fund	370,741	—

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2025.

At October 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain
E*TRADE No Fee Large Cap Index Fund	$194,845	$—	$953
E*TRADE No Fee Total Market Index Fund	198,992	—	1,752
E*TRADE No Fee International Index Fund	666,228	—	—
E*TRADE No Fee Municipal Bond Index Fund	6,849	259	—
E*TRADE No Fee U.S. Bond Index Fund	20,195	—	—

G. Other: At October 31, 2025, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
E*TRADE No Fee Large Cap Index Fund	89.5%
E*TRADE No Fee Total Market Index Fund	72.5
E*TRADE No Fee International Index Fund	63.9
E*TRADE No Fee Municipal Bond Index Fund	49.8
E*TRADE No Fee U.S. Bond Index Fund	48.7

H. Principal Risks:

Correlation to Index Risk. The Funds' performance may not match or correlate to that of the Index and the Funds' average duration may not match or correlate to the average duration of the Index. This may occur because of, among other things, transaction costs, the Funds' holding of cash, differences in accrual of interest, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, lack of correlation between the Funds' investments and each Fund's respective Index and imperfect correlation between the Funds' average duration and the average duration of each Fund's respective Index, rounding of share prices, changes to the composition of each Fund's respective Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to this risk. Unlike the Funds, the returns of the Indexes are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments and, accordingly, may cause each Fund's performance to be less than expected, or cause each Fund's duration to differ from the average duration of its respective Index. This risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. A Fund may be required to deviate its investments as compared to that of its Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tracking Error. Tracking error risk refers to the risk that each Fund's performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Funds' holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between each Fund's investments and its respective Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Funds' performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

circumstances. A Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If a Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

Index Related Risk. A Fund's return may not track the return of its respective Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

In addition, a Fund's return may differ from the return of its respective Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions. In addition, if a Fund uses a representative sampling approach (which is likely in connection with a Fund's initial launch), the Fund may not be as well correlated with the return of its respective Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that a Fund may not track the performance of its respective Index may be heightened during times of increased market volatility or other unusual market conditions.

Securities Lending. Each Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the Adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

Market Risk. The value of an investment in each Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in each Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of each Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of each Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Funds, which may impair the ability of the Funds to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

2025 Annual Report

October 31, 2025

Report of Independent Registered Public Accounting Firm

To the Shareholders of E*TRADE No Fee Large Cap Index Fund, E*TRADE No Fee Total Market Index Fund, E*TRADE No Fee International Index Fund, E*TRADE No Fee Municipal Bond Index Fund and E*TRADE No Fee U.S. Bond Index Fund and the Board of Trustees of E*TRADE Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of E*TRADE Trust (the "Trust") (comprising E*TRADE No Fee Large Cap Index Fund, E*TRADE No Fee Total Market Index Fund, E*TRADE No Fee International Index Fund, E*TRADE No Fee Municipal Bond Index Fund and E*TRADE No Fee U.S. Bond Index Fund (collectively referred to as the "Funds")), including the portfolios of investments, as of October 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period from April 11, 2025 (commencement of operations) through October 31, 2025 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising E*TRADE Trust at October 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for the period from April 11, 2025 (commencement of operations) through October 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
December 24, 2025

2025 Annual Report

October 31, 2025

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Fund during the taxable year ended October 31, 2025.

Each of the applicable Funds designated the following percentages of its income dividends as tax-exempt dividends:

Fund	Tax-Exempt Percentage
E*TRADE No Fee Municipal Bond Index Fund	98.88%

At October 31, 2025, the following Funds designated some of its distributions paid as qualified interest income:

Fund	Qualified Interest Income
E*TRADE No Fee Municipal Bond Index Fund	$4,261
E*TRADE No Fee U.S. Bond Index Fund	370,515

At October 31, 2025, the following Funds designated some of its distributions paid as business interest income:

Fund	Business Interest Income
E*TRADE No Fee Municipal Bond Index Fund	$1,634
E*TRADE No Fee U.S. Bond Index Fund	351,876

In January, each applicable Fund provides tax information to shareholders for the preceding calendar year.

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

E*Trade-NCSR 10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics For Principal Executive and Senior financial Officers - Not applicable (please see Item 2).

(a)(2)(i)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)	A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)	Change in the registrant’s independent public accountant – Not applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E*TRADE Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	December 26, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 26, 2025